UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2014

Item 1. Reports to Stockholders

Fidelity®

Growth Discovery Fund

Annual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity® Growth Discovery FundA	32.40%	21.13%	9.05%

A Prior to February 1, 2007, Fidelity® Growth Discovery Fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Growth Discovery Fund, a class of the fund, on June 30, 2004. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Growth Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite intermittent volatility driven by geopolitical concerns, stocks posted a series of new highs during the 12 months ending June 30, 2014, amid a decidedly favorable environment for riskier assets. The S&P 500® Index rose 24.61% for the year, helped by a rise in consumer spending and the lowest unemployment rate since 2008. The U.S. Federal Reserve balanced stimulus reductions with continued low interest rates, aiding a broad advance. All 10 S&P 500® market sectors gained, seven by more than 20%. Materials (+33%) was tops, as investors seemed to anticipate sustained economic improvement and renewed infrastructure build-outs. Information technology (+32%) benefited from large cash balances, rising dividends and stock buybacks, and a bevy of innovations. Health care (+30%) was aided by new drugs and predictable reimbursements. Conversely, the biggest laggard, telecommunication services (+5%), battled slow growth and stiff pricing competition. Across size and style segments: overall, investors showed some preference for large-cap stocks over small-caps and growth stocks over value, although market leadership rotated during the year. With the "risk-on" trade alive and well, the growth-oriented Nasdaq Composite Index® flourished, advancing 31.17%, while the blue-chip Dow Jones Industrial AverageSM delivered a more subdued 15.56% return.

Comments from Jason Weiner, Portfolio Manager of Fidelity® Growth Discovery Fund: For the year, the fund's Retail Class shares advanced 32.40%, outpacing the 26.75% gain of the Russell 3000® Growth Index. Versus the Russell index, the software & services segment was a plus. Here, Facebook was the fund's biggest relative contributor by far and easily its largest holding. The social network giant reached an all-time high after posting a 63% increase in revenue for the fourth quarter of 2013, fueled by strong mobile advertising. Investors flocked to the stock as the surge in mobile Internet ad revenue eased concerns about Facebook's ability to evolve into a "mobile first" company. By contrast, an overweighting in Broadcom, on average, was the biggest relative detractor. The firm produces baseband chips that provide Internet connectivity to Apple's iPhone® smartphones and iPad® tablets, as well as some of Samsung Electronics' GalaxyTM mobile devices. Earlier in the period, I was optimistic the business would ride the coattails of the popular products it supports, along with its innovations in Internet connectivity. But the stock lagged, as the firm faced intensifying competition and setbacks in releasing new chips. Shares plummeted last summer after the company issued a lower-than-expected revenue forecast amid slowing smartphone sales. I sold Broadcom prior to period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Growth Discovery	.80%
Actual		$ 1,000.00	$ 1,086.70	$ 4.14
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class K	.66%
Actual		$ 1,000.00	$ 1,087.10	$ 3.42
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	7.4	6.6
Gilead Sciences, Inc.	4.2	1.6
Keurig Green Mountain, Inc.	3.0	2.5
Harley-Davidson, Inc.	3.0	3.0
Google, Inc. Class A	2.4	4.3
Google, Inc. Class C	2.4	0.0
Apple, Inc.	2.3	2.5
Actavis PLC	1.9	1.1
The Blackstone Group LP	1.9	0.9
Danaher Corp.	1.9	1.5
	30.4
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.0	29.1
Consumer Discretionary	15.2	19.5
Health Care	14.5	16.9
Industrials	10.5	7.8
Consumer Staples	8.7	9.3
Asset Allocation (% of fund's net assets)
As of June 30, 2014 *		As of December 31, 2013 **
	Stocks and Equity Futures 99.4%		Stocks 98.9%
	Convertible Securities 0.3%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.3%		Short-Term Investments and Net Other Assets (Liabilities) 1.0%
* Foreign investments	11.0%	** Foreign investments	12.6%

Annual Report

Investments June 30, 2014

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.1%
Automobiles - 4.0%
Harley-Davidson, Inc.	540,194	$ 37,733
Tesla Motors, Inc. (a)(d)	51,610	12,389
		50,122
Distributors - 0.2%
LKQ Corp. (a)	109,400	2,920
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	61,200	2,628
H&R Block, Inc.	94,188	3,157
		5,785
Hotels, Restaurants & Leisure - 3.4%
Chipotle Mexican Grill, Inc. (a)	8,521	5,049
Domino's Pizza, Inc.	10,233	748
Dunkin' Brands Group, Inc.	133,069	6,096
Las Vegas Sands Corp.	31,700	2,416
Starbucks Corp.	213,226	16,499
Yum! Brands, Inc.	143,037	11,615
		42,423
Household Durables - 0.3%
Mohawk Industries, Inc. (a)	26,929	3,725
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	19,024	6,179
TripAdvisor, Inc. (a)	58,383	6,344
		12,523
Leisure Products - 0.1%
NJOY, Inc. (f)	56,145	950
Media - 0.7%
Comcast Corp. Class A (special) (non-vtg.)	176,643	9,420
Specialty Retail - 3.3%
CarMax, Inc. (a)	37,952	1,974
Five Below, Inc. (a)	40,900	1,632
Home Depot, Inc.	281,724	22,808
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	88,104	8,054
Urban Outfitters, Inc. (a)	233,757	7,915
		42,383
Textiles, Apparel & Luxury Goods - 1.6%
ECLAT Textile Co. Ltd.	332,900	4,034
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Michael Kors Holdings Ltd. (a)	67,300	$ 5,966
NIKE, Inc. Class B	134,967	10,467
		20,467
TOTAL CONSUMER DISCRETIONARY		190,718
CONSUMER STAPLES - 8.7%
Beverages - 1.2%
Monster Beverage Corp. (a)	34,353	2,440
SABMiller PLC	120,224	6,971
The Coca-Cola Co.	136,336	5,775
		15,186
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	53,700	6,184
Sprouts Farmers Market LLC	15,090	494
Whole Foods Market, Inc.	105,351	4,070
		10,748
Food Products - 4.2%
Keurig Green Mountain, Inc.	305,872	38,115
Mead Johnson Nutrition Co. Class A	84,329	7,857
The Hershey Co.	77,697	7,565
		53,537
Household Products - 1.6%
Procter & Gamble Co.	256,686	20,173
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	25,500	1,894
Herbalife Ltd.	135,333	8,734
		10,628
TOTAL CONSUMER STAPLES		110,272
ENERGY - 8.7%
Energy Equipment & Services - 3.4%
Dril-Quip, Inc. (a)	42,458	4,638
Halliburton Co.	291,500	20,699
Oceaneering International, Inc.	104,756	8,185
Pason Systems, Inc.	134,806	3,790
RigNet, Inc. (a)	104,061	5,601
		42,913
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 5.3%
Cheniere Energy, Inc. (a)	106,700	$ 7,650
Continental Resources, Inc. (a)(d)	68,126	10,767
EOG Resources, Inc.	73,500	8,589
EQT Midstream Partners LP	38,200	3,695
Golar LNG Ltd.	161,461	9,704
Markwest Energy Partners LP	46,800	3,350
Noble Energy, Inc.	50,600	3,919
Phillips 66 Partners LP	103,504	7,821
Pioneer Natural Resources Co.	26,700	6,136
Targa Resources Corp.	36,439	5,086
		66,717
TOTAL ENERGY		109,630
FINANCIALS - 7.6%
Banks - 0.9%
HDFC Bank Ltd. sponsored ADR	259,155	12,134
Capital Markets - 5.0%
BlackRock, Inc. Class A	23,394	7,477
E*TRADE Financial Corp. (a)	395,759	8,414
Fortress Investment Group LLC	166,100	1,236
Harvest Capital Credit Corp. (d)	26,130	388
Invesco Ltd.	337,384	12,736
KKR & Co. LP	146,609	3,567
Legg Mason, Inc.	98,300	5,044
The Blackstone Group LP	718,619	24,031
		62,893
Consumer Finance - 0.7%
American Express Co.	70,084	6,649
Shriram Transport Finance Co. Ltd.	118,502	1,786
		8,435
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (a)	23,600	2,987
McGraw Hill Financial, Inc.	87,612	7,274
		10,261
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.2%
Leopalace21 Corp. (a)	73,800	$ 381
Realogy Holdings Corp. (a)	47,381	1,787
		2,168
TOTAL FINANCIALS		95,891
HEALTH CARE - 14.5%
Biotechnology - 9.5%
Acceleron Pharma, Inc.	48,400	1,644
Actelion Ltd.	17,384	2,199
Alexion Pharmaceuticals, Inc. (a)	52,594	8,218
Biogen Idec, Inc. (a)	71,579	22,570
BioMarin Pharmaceutical, Inc. (a)	89,996	5,599
Cytokinetics, Inc. warrants 6/25/17 (a)	288,420	6
Enanta Pharmaceuticals, Inc. (a)(d)	105,984	4,565
Gilead Sciences, Inc. (a)	641,363	53,175
Insmed, Inc. (a)	295,678	5,908
Kamada (a)	45,784	326
Ophthotech Corp.	48,445	2,050
uniQure B.V.	33,635	457
Vanda Pharmaceuticals, Inc. (a)	209,048	3,382
Vertex Pharmaceuticals, Inc. (a)	101,400	9,601
		119,700
Health Care Equipment & Supplies - 0.5%
AxoGen, Inc. (a)	27,515	76
GI Dynamics, Inc. CDI (a)	161,679	88
The Cooper Companies, Inc.	45,107	6,113
		6,277
Health Care Providers & Services - 0.4%
Apollo Hospitals Enterprise Ltd.	119,708	1,983
Qualicorp SA (a)	246,000	2,906
		4,889
Health Care Technology - 0.1%
Cerner Corp. (a)	35,913	1,852
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	57,526	10,271
Pharmaceuticals - 3.2%
AbbVie, Inc.	152,602	8,613
Actavis PLC (a)	108,377	24,173
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
AVANIR Pharmaceuticals Class A (a)	260,300	$ 1,468
Perrigo Co. PLC	40,432	5,893
		40,147
TOTAL HEALTH CARE		183,136
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.4%
TransDigm Group, Inc.	54,527	9,120
United Technologies Corp.	186,612	21,544
		30,664
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	36,953	2,062
Building Products - 0.4%
A.O. Smith Corp.	102,544	5,084
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.	219,398	6,992
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	99,891	5,322
MasTec, Inc. (a)	18,300	564
		5,886
Electrical Equipment - 0.6%
AMETEK, Inc.	88,945	4,650
Power Solutions International, Inc. (a)	34,221	2,463
		7,113
Industrial Conglomerates - 2.4%
Danaher Corp.	300,255	23,639
Roper Industries, Inc.	43,614	6,368
		30,007
Machinery - 2.4%
Allison Transmission Holdings, Inc.	161,000	5,007
Caterpillar, Inc.	89,034	9,675
Manitowoc Co., Inc.	365,847	12,022
Sarine Technologies Ltd.	564,000	1,162
Sun Hydraulics Corp.	14,500	589
Weg SA	115,960	1,485
		29,940
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.6%
Verisk Analytics, Inc. (a)	103,867	$ 6,234
WageWorks, Inc. (a)	28,855	1,391
		7,625
Road & Rail - 0.5%
J.B. Hunt Transport Services, Inc.	92,600	6,832
TOTAL INDUSTRIALS		132,205
INFORMATION TECHNOLOGY - 27.8%
Communications Equipment - 0.5%
QUALCOMM, Inc.	74,600	5,908
Electronic Equipment & Components - 0.7%
TE Connectivity Ltd.	138,863	8,587
Internet Software & Services - 15.5%
Cornerstone OnDemand, Inc. (a)	63,903	2,941
CoStar Group, Inc. (a)	9,900	1,566
Cvent, Inc. (d)	151,731	4,414
Demandware, Inc. (a)	48,000	3,330
Facebook, Inc. Class A (a)	1,395,991	93,936
Google, Inc.:
Class A (a)	51,752	30,258
Class C (a)	51,752	29,772
Naver Corp.	11,346	9,362
SPS Commerce, Inc. (a)	62,372	3,941
Textura Corp. (d)	286,739	6,779
Xoom Corp. (a)	16,800	443
Yahoo!, Inc. (a)	246,759	8,669
		195,411
IT Services - 2.1%
Gartner, Inc. Class A (a)	97,798	6,897
Visa, Inc. Class A	96,724	20,381
		27,278
Semiconductors & Semiconductor Equipment - 0.3%
M/A-COM Technology Solutions, Inc. (a)	23,100	519
MediaTek, Inc.	175,000	2,958
		3,477
Software - 6.2%
Activision Blizzard, Inc.	97,687	2,178
ANSYS, Inc. (a)	1,222	93
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Computer Modelling Group Ltd.	138,200	$ 3,836
Electronic Arts, Inc. (a)	322,634	11,573
Fleetmatics Group PLC (a)	40,850	1,321
Microsoft Corp.	535,100	22,314
salesforce.com, Inc. (a)	363,864	21,133
ServiceNow, Inc. (a)	27,200	1,685
SolarWinds, Inc. (a)	75,481	2,918
Solera Holdings, Inc.	20,000	1,343
SS&C Technologies Holdings, Inc. (a)	192,320	8,504
The Rubicon Project, Inc.	70,546	906
		77,804
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	307,146	28,543
Nimble Storage, Inc. (d)	104,300	3,204
		31,747
TOTAL INFORMATION TECHNOLOGY		350,212
MATERIALS - 4.8%
Chemicals - 2.3%
FMC Corp.	94,042	6,695
Monsanto Co.	69,788	8,705
Sherwin-Williams Co.	47,095	9,744
Westlake Chemical Corp.	46,050	3,857
		29,001
Construction Materials - 2.5%
CaesarStone Sdot-Yam Ltd.	13,200	648
Eagle Materials, Inc.	194,598	18,347
James Hardie Industries PLC sponsored ADR	52,527	3,434
Vulcan Materials Co.	151,624	9,666
		32,095
TOTAL MATERIALS		61,096
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
8x8, Inc. (a)	178,860	1,445
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.3%
Electric Utilities - 0.3%
ITC Holdings Corp.	102,774	$ 3,749
TOTAL COMMON STOCKS (Cost $942,590)		1,238,354
Convertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (f)	239,736	1,108
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
Uber Technologies, Inc. 8.00% (f)	40,643	2,522
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,630)		3,630
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% 7/31/14 (e) (Cost $990)	$ 990	990
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	21,110,428	21,110
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	29,500,646	29,501
TOTAL MONEY MARKET FUNDS (Cost $50,611)		50,611
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $997,821)		1,293,585
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(31,147)
NET ASSETS - 100%		$ 1,262,438
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
168 ICE Russell 1000 Growth Index Contracts	Sept. 2014	$ 15,253	$ 249
12 ICE Russell 2000 Index Contracts	Sept. 2014	1,428	42
TOTAL EQUITY INDEX CONTRACTS		$ 16,681	$ 291

The face value of futures purchased as a percentage of net assets is 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $450,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,580,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 1,108
NJOY, Inc.	9/11/13	$ 454
Uber Technologies, Inc. 8.00%	6/6/14	$ 2,522
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 38
Fidelity Securities Lending Cash Central Fund	257
Total	$ 295
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 191,826	$ 189,768	$ -	$ 2,058
Consumer Staples	110,272	110,272	-	-
Energy	109,630	109,630	-	-
Financials	95,891	95,510	381	-
Health Care	183,136	183,130	6	-
Industrials	132,205	132,205	-	-
Information Technology	352,734	350,212	-	2,522
Materials	61,096	61,096	-	-
Telecommunication Services	1,445	1,445	-	-
Utilities	3,749	3,749	-	-
U.S. Government and Government Agency Obligations	990	-	990	-
Money Market Funds	50,611	50,611	-	-
Total Investments in Securities:	$ 1,293,585	$ 1,287,628	$ 1,377	$ 4,580
Derivative Instruments:
Assets
Futures Contracts	$ 291	$ 291	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amount in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 291	$ -
Total Value of Derivatives	$ 291	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.0%
Ireland	3.0%
Bermuda	1.8%
India	1.3%
Others (Individually Less Than 1%)	4.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2014

Assets
Investment in securities, at value (including securities loaned of $28,932) - See accompanying schedule: Unaffiliated issuers (cost $947,210)	$ 1,242,974
Fidelity Central Funds (cost $50,611)	50,611
Total Investments (cost $997,821)		$ 1,293,585
Receivable for investments sold		5,110
Receivable for fund shares sold		2,712
Dividends receivable		559
Distributions receivable from Fidelity Central Funds		22
Receivable for daily variation margin for derivative instruments		27
Other receivables		28
Total assets		1,302,043

Liabilities
Payable for investments purchased	$ 8,331
Payable for fund shares redeemed	945
Accrued management fee	573
Other affiliated payables	194
Other payables and accrued expenses	61
Collateral on securities loaned, at value	29,501
Total liabilities		39,605

Net Assets		$ 1,262,438
Net Assets consist of:
Paid in capital		$ 1,253,738
Undistributed net investment income		717
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(288,062)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		296,045
Net Assets		$ 1,262,438

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2014

Growth Discovery: Net Asset Value, offering price and redemption price per share ($1,072,065 ÷ 46,465 shares)	$ 23.07

Class K: Net Asset Value, offering price and redemption price per share ($190,373 ÷ 8,244 shares)	$ 23.09

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended June 30, 2014

Investment Income
Dividends		$ 9,764
Income from Fidelity Central Funds		295
Total income		10,059

Expenses
Management fee Basic fee	$ 6,098
Performance adjustment	289
Transfer agent fees	1,805
Accounting and security lending fees	370
Custodian fees and expenses	68
Independent trustees' compensation	5
Registration fees	58
Audit	57
Legal	6
Miscellaneous	9
Total expenses before reductions	8,765
Expense reductions	(39)	8,726
Net investment income (loss)		1,333
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	168,737
Foreign currency transactions	(31)
Futures contracts	1,344
Total net realized gain (loss)		170,050
Change in net unrealized appreciation (depreciation) on: Investment securities	124,386
Futures contracts	291
Total change in net unrealized appreciation (depreciation)		124,677
Net gain (loss)		294,727
Net increase (decrease) in net assets resulting from operations		$ 296,060

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended June 30, 2014	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,333	$ 4,187
Net realized gain (loss)	170,050	115,817
Change in net unrealized appreciation (depreciation)	124,677	20,585
Net increase (decrease) in net assets resulting from operations	296,060	140,589
Distributions to shareholders from net investment income	(1,240)	(3,920)
Distributions to shareholders from net realized gain	(308)	-
Total distributions	(1,548)	(3,920)
Share transactions - net increase (decrease)	64,284	(251,662)
Total increase (decrease) in net assets	358,796	(114,993)

Net Assets
Beginning of period	903,642	1,018,635
End of period (including undistributed net investment income of $717 and undistributed net investment income of $1,230, respectively)	$ 1,262,438	$ 903,642

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Growth Discovery

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.45	$ 15.09	$ 14.88	$ 10.54	$ 9.04
Income from Investment Operations
Net investment income (loss) B	.02	.07	.04	.05	.01
Net realized and unrealized gain (loss)	5.63	2.35	.26	4.37	1.52
Total from investment operations	5.65	2.42	.30	4.42	1.53
Distributions from net investment income	(.02)	(.06)	(.03)	(.03)	(.03)
Distributions from net realized gain	(.01)	-	(.06)	(.05)	(.01)
Total distributions	(.03)	(.06)	(.09)	(.08)	(.03)F
Net asset value, end of period	$ 23.07	$ 17.45	$ 15.09	$ 14.88	$ 10.54
Total ReturnA	32.40%	16.09%	2.07%	42.09%	16.96%
Ratios to Average Net Assets C, E
Expenses before reductions	.81%	.88%	.81%	.63%	.76%
Expenses net of fee waivers, if any	.81%	.88%	.81%	.63%	.76%
Expenses net of all reductions	.81%	.87%	.80%	.62%	.75%
Net investment income (loss)	.10%	.42%	.27%	.39%	.08%
Supplemental Data
Net assets, end of period (in millions)	$ 1,072	$ 767	$ 875	$ 932	$ 604
Portfolio turnover rateD	70%	62%	74%	72%	87%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.03 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.45	$ 15.09	$ 14.88	$ 10.55	$ 9.05
Income from Investment Operations
Net investment income (loss) B	.05	.09	.06	.08	.03
Net realized and unrealized gain (loss)	5.63	2.36	.26	4.36	1.53
Total from investment operations	5.68	2.45	.32	4.44	1.56
Distributions from net investment income	(.04)	(.09)	(.06)	(.06)	(.05)
Distributions from net realized gain	(.01)	-	(.06)	(.05)	(.01)
Total distributions	(.04)H	(.09)	(.11)G	(.11)	(.06)F
Net asset value, end of period	$ 23.09	$ 17.45	$ 15.09	$ 14.88	$ 10.55
Total ReturnA	32.62%	16.28%	2.27%	42.26%	17.25%
Ratios to Average Net Assets C, E
Expenses before reductions	.68%	.72%	.64%	.44%	.53%
Expenses net of fee waivers, if any	.68%	.72%	.64%	.44%	.53%
Expenses net of all reductions	.67%	.71%	.63%	.43%	.52%
Net investment income (loss)	.24%	.58%	.44%	.58%	.31%
Supplemental Data
Net assets, end of period (in millions)	$ 190	$ 137	$ 144	$ 147	$ 43
Portfolio turnover rateD	70%	62%	74%	72%	87%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.06 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.005 per share.

G Total distributions of $.11 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.055 per share.

H Total distributions of $.04 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Discovery Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 305,020
Gross unrealized depreciation	(11,882)
Net unrealized appreciation (depreciation) on securities and other investments	$ 293,138

Tax Cost	$ 1,000,447

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 717
Capital loss carryforward	$ (285,145)
Net unrealized appreciation (depreciation)	$ 293,128

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2017	$ (24,714)
2018	(260,431)
Total capital loss carryforward	$ (285,145)

The tax character of distributions paid was as follows:

	June 30, 2014	June 30, 2013
Ordinary Income	$ 1,548	$ 3,920

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,344 and a change in net unrealized appreciation (depreciation) of $291 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $805,090 and $750,433, respectively.

Annual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Discovery as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .58% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Growth Discovery	$ 1,728.18
Class K	77.05
	$ 1,805

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser or Sub-adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $257, including $2 from securities loaned to FCM.

Annual Report

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $28 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $11.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended June 30,	2014	2013
From net investment income
Growth Discovery	$ 959	$ 3,196
Class K	281	724
Total	$ 1,240	$ 3,920
From net realized gain
Growth Discovery	$ 261	$ -
Class K	47	-
Total	$ 308	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended June 30,	2014	2013	2014	2013
Growth Discovery
Shares sold	11,432	5,161	$ 240,406	$ 82,537
Reinvestment of distributions	61	198	1,152	3,039
Shares redeemed	(8,980)	(19,383)	(186,625)	(309,727)
Net increase (decrease)	2,513	(14,024)	$ 54,933	$ (224,151)
Class K
Shares sold	2,259	3,128	$ 47,861	$ 49,663
Reinvestment of distributions	17	47	328	724
Shares redeemed	(1,868)	(4,878)	(38,838)	(77,898)
Net increase (decrease)	408	(1,703)	$ 9,351	$ (27,511)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Growth Discovery Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Growth Discovery Fund (a fund of Fidelity Hastings Street Trust) at June 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Growth Discovery Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 11, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 173 funds. Mr. Curvey oversees 397 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statements of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

Growth Discovery designates 100% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Growth Discovery designates 100% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CII-UANN-0814
1.787730.111

Fidelity®

Growth Discovery
Fund -
Class K

Annual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2014	Past 1 year	Past 5 years	Past 10 years
Class K A, B	32.62%	21.34%	9.18%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008, are those of Fidelity® Growth Discovery Fund, the original class of the fund.

B Prior to February 1, 2007, the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Growth Discovery Fund - Class K on June 30, 2004. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Growth Index performed over the same period. See footnote A above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite intermittent volatility driven by geopolitical concerns, stocks posted a series of new highs during the 12 months ending June 30, 2014, amid a decidedly favorable environment for riskier assets. The S&P 500® Index rose 24.61% for the year, helped by a rise in consumer spending and the lowest unemployment rate since 2008. The U.S. Federal Reserve balanced stimulus reductions with continued low interest rates, aiding a broad advance. All 10 S&P 500® market sectors gained, seven by more than 20%. Materials (+33%) was tops, as investors seemed to anticipate sustained economic improvement and renewed infrastructure build-outs. Information technology (+32%) benefited from large cash balances, rising dividends and stock buybacks, and a bevy of innovations. Health care (+30%) was aided by new drugs and predictable reimbursements. Conversely, the biggest laggard, telecommunication services (+5%), battled slow growth and stiff pricing competition. Across size and style segments: overall, investors showed some preference for large-cap stocks over small-caps and growth stocks over value, although market leadership rotated during the year. With the "risk-on" trade alive and well, the growth-oriented Nasdaq Composite Index® flourished, advancing 31.17%, while the blue-chip Dow Jones Industrial AverageSM delivered a more subdued 15.56% return.

Comments from Jason Weiner, Portfolio Manager of Fidelity® Growth Discovery Fund: For the year, the fund's Class K shares advanced 32.62%, outpacing the 26.75% gain of the Russell 3000® Growth Index. Versus the Russell index, the software & services segment was a plus. Here, Facebook was the fund's biggest relative contributor by far and easily its largest holding. The social network giant reached an all-time high after posting a 63% increase in revenue for the fourth quarter of 2013, fueled by strong mobile advertising. Investors flocked to the stock as the surge in mobile Internet ad revenue eased concerns about Facebook's ability to evolve into a "mobile first" company. By contrast, an overweighting in Broadcom, on average, was the biggest relative detractor. The firm produces baseband chips that provide Internet connectivity to Apple's iPhone® smartphones and iPad® tablets, as well as some of Samsung Electronics' GalaxyTM mobile devices. Earlier in the period, I was optimistic the business would ride the coattails of the popular products it supports, along with its innovations in Internet connectivity. But the stock lagged, as the firm faced intensifying competition and setbacks in releasing new chips. Shares plummeted last summer after the company issued a lower-than-expected revenue forecast amid slowing smartphone sales. I sold Broadcom prior to period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Growth Discovery	.80%
Actual		$ 1,000.00	$ 1,086.70	$ 4.14
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class K	.66%
Actual		$ 1,000.00	$ 1,087.10	$ 3.42
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	7.4	6.6
Gilead Sciences, Inc.	4.2	1.6
Keurig Green Mountain, Inc.	3.0	2.5
Harley-Davidson, Inc.	3.0	3.0
Google, Inc. Class A	2.4	4.3
Google, Inc. Class C	2.4	0.0
Apple, Inc.	2.3	2.5
Actavis PLC	1.9	1.1
The Blackstone Group LP	1.9	0.9
Danaher Corp.	1.9	1.5
	30.4
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.0	29.1
Consumer Discretionary	15.2	19.5
Health Care	14.5	16.9
Industrials	10.5	7.8
Consumer Staples	8.7	9.3
Asset Allocation (% of fund's net assets)
As of June 30, 2014 *		As of December 31, 2013 **
	Stocks and Equity Futures 99.4%		Stocks 98.9%
	Convertible Securities 0.3%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.3%		Short-Term Investments and Net Other Assets (Liabilities) 1.0%
* Foreign investments	11.0%	** Foreign investments	12.6%

Annual Report

Investments June 30, 2014

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.1%
Automobiles - 4.0%
Harley-Davidson, Inc.	540,194	$ 37,733
Tesla Motors, Inc. (a)(d)	51,610	12,389
		50,122
Distributors - 0.2%
LKQ Corp. (a)	109,400	2,920
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	61,200	2,628
H&R Block, Inc.	94,188	3,157
		5,785
Hotels, Restaurants & Leisure - 3.4%
Chipotle Mexican Grill, Inc. (a)	8,521	5,049
Domino's Pizza, Inc.	10,233	748
Dunkin' Brands Group, Inc.	133,069	6,096
Las Vegas Sands Corp.	31,700	2,416
Starbucks Corp.	213,226	16,499
Yum! Brands, Inc.	143,037	11,615
		42,423
Household Durables - 0.3%
Mohawk Industries, Inc. (a)	26,929	3,725
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	19,024	6,179
TripAdvisor, Inc. (a)	58,383	6,344
		12,523
Leisure Products - 0.1%
NJOY, Inc. (f)	56,145	950
Media - 0.7%
Comcast Corp. Class A (special) (non-vtg.)	176,643	9,420
Specialty Retail - 3.3%
CarMax, Inc. (a)	37,952	1,974
Five Below, Inc. (a)	40,900	1,632
Home Depot, Inc.	281,724	22,808
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	88,104	8,054
Urban Outfitters, Inc. (a)	233,757	7,915
		42,383
Textiles, Apparel & Luxury Goods - 1.6%
ECLAT Textile Co. Ltd.	332,900	4,034
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Michael Kors Holdings Ltd. (a)	67,300	$ 5,966
NIKE, Inc. Class B	134,967	10,467
		20,467
TOTAL CONSUMER DISCRETIONARY		190,718
CONSUMER STAPLES - 8.7%
Beverages - 1.2%
Monster Beverage Corp. (a)	34,353	2,440
SABMiller PLC	120,224	6,971
The Coca-Cola Co.	136,336	5,775
		15,186
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	53,700	6,184
Sprouts Farmers Market LLC	15,090	494
Whole Foods Market, Inc.	105,351	4,070
		10,748
Food Products - 4.2%
Keurig Green Mountain, Inc.	305,872	38,115
Mead Johnson Nutrition Co. Class A	84,329	7,857
The Hershey Co.	77,697	7,565
		53,537
Household Products - 1.6%
Procter & Gamble Co.	256,686	20,173
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	25,500	1,894
Herbalife Ltd.	135,333	8,734
		10,628
TOTAL CONSUMER STAPLES		110,272
ENERGY - 8.7%
Energy Equipment & Services - 3.4%
Dril-Quip, Inc. (a)	42,458	4,638
Halliburton Co.	291,500	20,699
Oceaneering International, Inc.	104,756	8,185
Pason Systems, Inc.	134,806	3,790
RigNet, Inc. (a)	104,061	5,601
		42,913
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 5.3%
Cheniere Energy, Inc. (a)	106,700	$ 7,650
Continental Resources, Inc. (a)(d)	68,126	10,767
EOG Resources, Inc.	73,500	8,589
EQT Midstream Partners LP	38,200	3,695
Golar LNG Ltd.	161,461	9,704
Markwest Energy Partners LP	46,800	3,350
Noble Energy, Inc.	50,600	3,919
Phillips 66 Partners LP	103,504	7,821
Pioneer Natural Resources Co.	26,700	6,136
Targa Resources Corp.	36,439	5,086
		66,717
TOTAL ENERGY		109,630
FINANCIALS - 7.6%
Banks - 0.9%
HDFC Bank Ltd. sponsored ADR	259,155	12,134
Capital Markets - 5.0%
BlackRock, Inc. Class A	23,394	7,477
E*TRADE Financial Corp. (a)	395,759	8,414
Fortress Investment Group LLC	166,100	1,236
Harvest Capital Credit Corp. (d)	26,130	388
Invesco Ltd.	337,384	12,736
KKR & Co. LP	146,609	3,567
Legg Mason, Inc.	98,300	5,044
The Blackstone Group LP	718,619	24,031
		62,893
Consumer Finance - 0.7%
American Express Co.	70,084	6,649
Shriram Transport Finance Co. Ltd.	118,502	1,786
		8,435
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (a)	23,600	2,987
McGraw Hill Financial, Inc.	87,612	7,274
		10,261
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.2%
Leopalace21 Corp. (a)	73,800	$ 381
Realogy Holdings Corp. (a)	47,381	1,787
		2,168
TOTAL FINANCIALS		95,891
HEALTH CARE - 14.5%
Biotechnology - 9.5%
Acceleron Pharma, Inc.	48,400	1,644
Actelion Ltd.	17,384	2,199
Alexion Pharmaceuticals, Inc. (a)	52,594	8,218
Biogen Idec, Inc. (a)	71,579	22,570
BioMarin Pharmaceutical, Inc. (a)	89,996	5,599
Cytokinetics, Inc. warrants 6/25/17 (a)	288,420	6
Enanta Pharmaceuticals, Inc. (a)(d)	105,984	4,565
Gilead Sciences, Inc. (a)	641,363	53,175
Insmed, Inc. (a)	295,678	5,908
Kamada (a)	45,784	326
Ophthotech Corp.	48,445	2,050
uniQure B.V.	33,635	457
Vanda Pharmaceuticals, Inc. (a)	209,048	3,382
Vertex Pharmaceuticals, Inc. (a)	101,400	9,601
		119,700
Health Care Equipment & Supplies - 0.5%
AxoGen, Inc. (a)	27,515	76
GI Dynamics, Inc. CDI (a)	161,679	88
The Cooper Companies, Inc.	45,107	6,113
		6,277
Health Care Providers & Services - 0.4%
Apollo Hospitals Enterprise Ltd.	119,708	1,983
Qualicorp SA (a)	246,000	2,906
		4,889
Health Care Technology - 0.1%
Cerner Corp. (a)	35,913	1,852
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	57,526	10,271
Pharmaceuticals - 3.2%
AbbVie, Inc.	152,602	8,613
Actavis PLC (a)	108,377	24,173
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
AVANIR Pharmaceuticals Class A (a)	260,300	$ 1,468
Perrigo Co. PLC	40,432	5,893
		40,147
TOTAL HEALTH CARE		183,136
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.4%
TransDigm Group, Inc.	54,527	9,120
United Technologies Corp.	186,612	21,544
		30,664
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	36,953	2,062
Building Products - 0.4%
A.O. Smith Corp.	102,544	5,084
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.	219,398	6,992
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	99,891	5,322
MasTec, Inc. (a)	18,300	564
		5,886
Electrical Equipment - 0.6%
AMETEK, Inc.	88,945	4,650
Power Solutions International, Inc. (a)	34,221	2,463
		7,113
Industrial Conglomerates - 2.4%
Danaher Corp.	300,255	23,639
Roper Industries, Inc.	43,614	6,368
		30,007
Machinery - 2.4%
Allison Transmission Holdings, Inc.	161,000	5,007
Caterpillar, Inc.	89,034	9,675
Manitowoc Co., Inc.	365,847	12,022
Sarine Technologies Ltd.	564,000	1,162
Sun Hydraulics Corp.	14,500	589
Weg SA	115,960	1,485
		29,940
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.6%
Verisk Analytics, Inc. (a)	103,867	$ 6,234
WageWorks, Inc. (a)	28,855	1,391
		7,625
Road & Rail - 0.5%
J.B. Hunt Transport Services, Inc.	92,600	6,832
TOTAL INDUSTRIALS		132,205
INFORMATION TECHNOLOGY - 27.8%
Communications Equipment - 0.5%
QUALCOMM, Inc.	74,600	5,908
Electronic Equipment & Components - 0.7%
TE Connectivity Ltd.	138,863	8,587
Internet Software & Services - 15.5%
Cornerstone OnDemand, Inc. (a)	63,903	2,941
CoStar Group, Inc. (a)	9,900	1,566
Cvent, Inc. (d)	151,731	4,414
Demandware, Inc. (a)	48,000	3,330
Facebook, Inc. Class A (a)	1,395,991	93,936
Google, Inc.:
Class A (a)	51,752	30,258
Class C (a)	51,752	29,772
Naver Corp.	11,346	9,362
SPS Commerce, Inc. (a)	62,372	3,941
Textura Corp. (d)	286,739	6,779
Xoom Corp. (a)	16,800	443
Yahoo!, Inc. (a)	246,759	8,669
		195,411
IT Services - 2.1%
Gartner, Inc. Class A (a)	97,798	6,897
Visa, Inc. Class A	96,724	20,381
		27,278
Semiconductors & Semiconductor Equipment - 0.3%
M/A-COM Technology Solutions, Inc. (a)	23,100	519
MediaTek, Inc.	175,000	2,958
		3,477
Software - 6.2%
Activision Blizzard, Inc.	97,687	2,178
ANSYS, Inc. (a)	1,222	93
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Computer Modelling Group Ltd.	138,200	$ 3,836
Electronic Arts, Inc. (a)	322,634	11,573
Fleetmatics Group PLC (a)	40,850	1,321
Microsoft Corp.	535,100	22,314
salesforce.com, Inc. (a)	363,864	21,133
ServiceNow, Inc. (a)	27,200	1,685
SolarWinds, Inc. (a)	75,481	2,918
Solera Holdings, Inc.	20,000	1,343
SS&C Technologies Holdings, Inc. (a)	192,320	8,504
The Rubicon Project, Inc.	70,546	906
		77,804
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	307,146	28,543
Nimble Storage, Inc. (d)	104,300	3,204
		31,747
TOTAL INFORMATION TECHNOLOGY		350,212
MATERIALS - 4.8%
Chemicals - 2.3%
FMC Corp.	94,042	6,695
Monsanto Co.	69,788	8,705
Sherwin-Williams Co.	47,095	9,744
Westlake Chemical Corp.	46,050	3,857
		29,001
Construction Materials - 2.5%
CaesarStone Sdot-Yam Ltd.	13,200	648
Eagle Materials, Inc.	194,598	18,347
James Hardie Industries PLC sponsored ADR	52,527	3,434
Vulcan Materials Co.	151,624	9,666
		32,095
TOTAL MATERIALS		61,096
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
8x8, Inc. (a)	178,860	1,445
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.3%
Electric Utilities - 0.3%
ITC Holdings Corp.	102,774	$ 3,749
TOTAL COMMON STOCKS (Cost $942,590)		1,238,354
Convertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (f)	239,736	1,108
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
Uber Technologies, Inc. 8.00% (f)	40,643	2,522
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,630)		3,630
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% 7/31/14 (e) (Cost $990)	$ 990	990
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	21,110,428	21,110
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	29,500,646	29,501
TOTAL MONEY MARKET FUNDS (Cost $50,611)		50,611
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $997,821)		1,293,585
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(31,147)
NET ASSETS - 100%		$ 1,262,438
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
168 ICE Russell 1000 Growth Index Contracts	Sept. 2014	$ 15,253	$ 249
12 ICE Russell 2000 Index Contracts	Sept. 2014	1,428	42
TOTAL EQUITY INDEX CONTRACTS		$ 16,681	$ 291

The face value of futures purchased as a percentage of net assets is 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $450,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,580,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 1,108
NJOY, Inc.	9/11/13	$ 454
Uber Technologies, Inc. 8.00%	6/6/14	$ 2,522
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 38
Fidelity Securities Lending Cash Central Fund	257
Total	$ 295
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 191,826	$ 189,768	$ -	$ 2,058
Consumer Staples	110,272	110,272	-	-
Energy	109,630	109,630	-	-
Financials	95,891	95,510	381	-
Health Care	183,136	183,130	6	-
Industrials	132,205	132,205	-	-
Information Technology	352,734	350,212	-	2,522
Materials	61,096	61,096	-	-
Telecommunication Services	1,445	1,445	-	-
Utilities	3,749	3,749	-	-
U.S. Government and Government Agency Obligations	990	-	990	-
Money Market Funds	50,611	50,611	-	-
Total Investments in Securities:	$ 1,293,585	$ 1,287,628	$ 1,377	$ 4,580
Derivative Instruments:
Assets
Futures Contracts	$ 291	$ 291	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amount in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 291	$ -
Total Value of Derivatives	$ 291	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.0%
Ireland	3.0%
Bermuda	1.8%
India	1.3%
Others (Individually Less Than 1%)	4.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2014

Assets
Investment in securities, at value (including securities loaned of $28,932) - See accompanying schedule: Unaffiliated issuers (cost $947,210)	$ 1,242,974
Fidelity Central Funds (cost $50,611)	50,611
Total Investments (cost $997,821)		$ 1,293,585
Receivable for investments sold		5,110
Receivable for fund shares sold		2,712
Dividends receivable		559
Distributions receivable from Fidelity Central Funds		22
Receivable for daily variation margin for derivative instruments		27
Other receivables		28
Total assets		1,302,043

Liabilities
Payable for investments purchased	$ 8,331
Payable for fund shares redeemed	945
Accrued management fee	573
Other affiliated payables	194
Other payables and accrued expenses	61
Collateral on securities loaned, at value	29,501
Total liabilities		39,605

Net Assets		$ 1,262,438
Net Assets consist of:
Paid in capital		$ 1,253,738
Undistributed net investment income		717
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(288,062)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		296,045
Net Assets		$ 1,262,438

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2014

Growth Discovery: Net Asset Value, offering price and redemption price per share ($1,072,065 ÷ 46,465 shares)	$ 23.07

Class K: Net Asset Value, offering price and redemption price per share ($190,373 ÷ 8,244 shares)	$ 23.09

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended June 30, 2014

Investment Income
Dividends		$ 9,764
Income from Fidelity Central Funds		295
Total income		10,059

Expenses
Management fee Basic fee	$ 6,098
Performance adjustment	289
Transfer agent fees	1,805
Accounting and security lending fees	370
Custodian fees and expenses	68
Independent trustees' compensation	5
Registration fees	58
Audit	57
Legal	6
Miscellaneous	9
Total expenses before reductions	8,765
Expense reductions	(39)	8,726
Net investment income (loss)		1,333
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	168,737
Foreign currency transactions	(31)
Futures contracts	1,344
Total net realized gain (loss)		170,050
Change in net unrealized appreciation (depreciation) on: Investment securities	124,386
Futures contracts	291
Total change in net unrealized appreciation (depreciation)		124,677
Net gain (loss)		294,727
Net increase (decrease) in net assets resulting from operations		$ 296,060

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended June 30, 2014	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,333	$ 4,187
Net realized gain (loss)	170,050	115,817
Change in net unrealized appreciation (depreciation)	124,677	20,585
Net increase (decrease) in net assets resulting from operations	296,060	140,589
Distributions to shareholders from net investment income	(1,240)	(3,920)
Distributions to shareholders from net realized gain	(308)	-
Total distributions	(1,548)	(3,920)
Share transactions - net increase (decrease)	64,284	(251,662)
Total increase (decrease) in net assets	358,796	(114,993)

Net Assets
Beginning of period	903,642	1,018,635
End of period (including undistributed net investment income of $717 and undistributed net investment income of $1,230, respectively)	$ 1,262,438	$ 903,642

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Growth Discovery

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.45	$ 15.09	$ 14.88	$ 10.54	$ 9.04
Income from Investment Operations
Net investment income (loss) B	.02	.07	.04	.05	.01
Net realized and unrealized gain (loss)	5.63	2.35	.26	4.37	1.52
Total from investment operations	5.65	2.42	.30	4.42	1.53
Distributions from net investment income	(.02)	(.06)	(.03)	(.03)	(.03)
Distributions from net realized gain	(.01)	-	(.06)	(.05)	(.01)
Total distributions	(.03)	(.06)	(.09)	(.08)	(.03)F
Net asset value, end of period	$ 23.07	$ 17.45	$ 15.09	$ 14.88	$ 10.54
Total ReturnA	32.40%	16.09%	2.07%	42.09%	16.96%
Ratios to Average Net Assets C, E
Expenses before reductions	.81%	.88%	.81%	.63%	.76%
Expenses net of fee waivers, if any	.81%	.88%	.81%	.63%	.76%
Expenses net of all reductions	.81%	.87%	.80%	.62%	.75%
Net investment income (loss)	.10%	.42%	.27%	.39%	.08%
Supplemental Data
Net assets, end of period (in millions)	$ 1,072	$ 767	$ 875	$ 932	$ 604
Portfolio turnover rateD	70%	62%	74%	72%	87%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.03 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.45	$ 15.09	$ 14.88	$ 10.55	$ 9.05
Income from Investment Operations
Net investment income (loss) B	.05	.09	.06	.08	.03
Net realized and unrealized gain (loss)	5.63	2.36	.26	4.36	1.53
Total from investment operations	5.68	2.45	.32	4.44	1.56
Distributions from net investment income	(.04)	(.09)	(.06)	(.06)	(.05)
Distributions from net realized gain	(.01)	-	(.06)	(.05)	(.01)
Total distributions	(.04)H	(.09)	(.11)G	(.11)	(.06)F
Net asset value, end of period	$ 23.09	$ 17.45	$ 15.09	$ 14.88	$ 10.55
Total ReturnA	32.62%	16.28%	2.27%	42.26%	17.25%
Ratios to Average Net Assets C, E
Expenses before reductions	.68%	.72%	.64%	.44%	.53%
Expenses net of fee waivers, if any	.68%	.72%	.64%	.44%	.53%
Expenses net of all reductions	.67%	.71%	.63%	.43%	.52%
Net investment income (loss)	.24%	.58%	.44%	.58%	.31%
Supplemental Data
Net assets, end of period (in millions)	$ 190	$ 137	$ 144	$ 147	$ 43
Portfolio turnover rateD	70%	62%	74%	72%	87%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.06 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.005 per share.

G Total distributions of $.11 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.055 per share.

H Total distributions of $.04 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Discovery Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 305,020
Gross unrealized depreciation	(11,882)
Net unrealized appreciation (depreciation) on securities and other investments	$ 293,138

Tax Cost	$ 1,000,447

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 717
Capital loss carryforward	$ (285,145)
Net unrealized appreciation (depreciation)	$ 293,128

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2017	$ (24,714)
2018	(260,431)
Total capital loss carryforward	$ (285,145)

The tax character of distributions paid was as follows:

	June 30, 2014	June 30, 2013
Ordinary Income	$ 1,548	$ 3,920

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,344 and a change in net unrealized appreciation (depreciation) of $291 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $805,090 and $750,433, respectively.

Annual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Discovery as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .58% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Growth Discovery	$ 1,728.18
Class K	77.05
	$ 1,805

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser or Sub-adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $257, including $2 from securities loaned to FCM.

Annual Report

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $28 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $11.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended June 30,	2014	2013
From net investment income
Growth Discovery	$ 959	$ 3,196
Class K	281	724
Total	$ 1,240	$ 3,920
From net realized gain
Growth Discovery	$ 261	$ -
Class K	47	-
Total	$ 308	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended June 30,	2014	2013	2014	2013
Growth Discovery
Shares sold	11,432	5,161	$ 240,406	$ 82,537
Reinvestment of distributions	61	198	1,152	3,039
Shares redeemed	(8,980)	(19,383)	(186,625)	(309,727)
Net increase (decrease)	2,513	(14,024)	$ 54,933	$ (224,151)
Class K
Shares sold	2,259	3,128	$ 47,861	$ 49,663
Reinvestment of distributions	17	47	328	724
Shares redeemed	(1,868)	(4,878)	(38,838)	(77,898)
Net increase (decrease)	408	(1,703)	$ 9,351	$ (27,511)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Growth Discovery Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Growth Discovery Fund (a fund of Fidelity Hastings Street Trust) at June 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Growth Discovery Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 11, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 173 funds. Mr. Curvey oversees 397 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statements of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

Class K designates 100% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 100% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CII-K-UANN-0814
1.863270.105

Fidelity®

Mega Cap Stock

Fund

Annual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity® Mega Cap Stock Fund A	24.18%	19.68%	8.24%

A Prior to December 1, 2007, Fidelity Mega Cap Stock Fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Mega Cap Stock Fund, a class of the fund, on June 30, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite intermittent volatility driven by geopolitical concerns, stocks posted a series of new highs during the 12 months ending June 30, 2014, amid a decidedly favorable environment for riskier assets. The S&P 500® Index rose 24.61% for the year, helped by a rise in consumer spending and the lowest unemployment rate since 2008. The U.S. Federal Reserve balanced stimulus reductions with continued low interest rates, aiding a broad advance. All 10 S&P 500® market sectors gained, seven by more than 20%. Materials (+33%) was tops, as investors seemed to anticipate sustained economic improvement and renewed infrastructure build-outs. Information technology (+32%) benefited from large cash balances, rising dividends and stock buybacks, and a bevy of innovations. Health care (+30%) was aided by new drugs and predictable reimbursements. Conversely, the biggest laggard, telecommunication services (+5%), battled slow growth and stiff pricing competition. Across size and style segments: overall, investors showed some preference for large-cap stocks over small-caps and growth stocks over value, although market leadership rotated during the year. With the "risk-on" trade alive and well, the growth-oriented Nasdaq Composite Index® flourished, advancing 31.17%, while the blue-chip Dow Jones Industrial AverageSM delivered a more subdued 15.56% return.

Comments from Matthew Fruhan, Portfolio Manager of Fidelity® Mega Cap Stock Fund: For the year, the fund's Retail Class shares gained 24.18%. For comparison, the mega-cap proxy Russell Top 200® Index returned 24.69% and the S&P 500® Index advanced 24.61%. Relative to the Russell index, it hurt the most to overweight big-box retailer Target, which was among the fund's biggest holdings. The lingering effects of the firm's troubled expansion into Canada and a holiday-season credit breach continued to weigh on the stock, but this weak stretch allowed me to add notable exposure at a valuation I liked. In January, I established an underweight stake in Facebook, which detracted as shares of the social-media giant outperformed. Stock selection and an overweight in financials detracted, including investment banks JPMorgan Chase and Citigroup, both of which were among the fund's largest holdings. Stock selection in consumer staples helped, including drugstore chain Walgreen, while an underweight in the underperforming shares of IBM added value.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Class A	.95%
Actual		$ 1,000.00	$ 1,064.60	$ 4.86
Hypothetical A		$ 1,000.00	$ 1,020.08	$ 4.76
Class T	1.21%
Actual		$ 1,000.00	$ 1,063.20	$ 6.19
Hypothetical A		$ 1,000.00	$ 1,018.79	$ 6.06
Class B	1.75%
Actual		$ 1,000.00	$ 1,060.20	$ 8.94
Hypothetical A		$ 1,000.00	$ 1,016.12	$ 8.75
Class C	1.70%
Actual		$ 1,000.00	$ 1,060.50	$ 8.69
Hypothetical A		$ 1,000.00	$ 1,016.36	$ 8.50
Mega Cap Stock	.68%
Actual		$ 1,000.00	$ 1,066.10	$ 3.48
Hypothetical A		$ 1,000.00	$ 1,021.42	$ 3.41
Institutional Class	.71%
Actual		$ 1,000.00	$ 1,065.70	$ 3.64
Hypothetical A		$ 1,000.00	$ 1,021.27	$ 3.56
Class Z	.53%
Actual		$ 1,000.00	$ 1,066.30	$ 2.72
Hypothetical A		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.6	4.6
JPMorgan Chase & Co.	4.2	4.3
Microsoft Corp.	3.5	3.3
General Electric Co.	3.1	3.3
Chevron Corp.	2.6	2.2
Comcast Corp. Class A (special) (non-vtg.)	2.5	2.0
Verizon Communications, Inc.	2.3	1.2
Citigroup, Inc.	2.3	2.6
Bank of America Corp.	2.1	2.1
Target Corp.	2.0	1.9
	29.2
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.4	22.6
Financials	18.3	19.2
Energy	12.0	12.3
Consumer Staples	10.9	11.0
Health Care	9.9	11.1
Asset Allocation (% of fund's net assets)
As of June 30, 2014*		As of December 31, 2013**
	Stocks 98.2%		Stocks 98.8%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.8%		Short-Term Investments and Net Other Assets (Liabilities) 1.1%
* Foreign investments	10.7%	** Foreign investments	10.7%

Annual Report

Investments June 30, 2014

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	152,600	$ 15,372,924
Yum! Brands, Inc.	357,600	29,037,120
		44,410,044
Media - 4.6%
Comcast Corp. Class A (special) (non-vtg.) (d)	1,674,100	89,279,753
The Walt Disney Co.	169,000	14,490,060
Time Warner, Inc.	784,900	55,139,225
Twenty-First Century Fox, Inc. Class A	193,500	6,801,525
		165,710,563
Multiline Retail - 2.0%
Target Corp.	1,261,300	73,092,335
Specialty Retail - 1.5%
Lowe's Companies, Inc.	1,149,600	55,169,304
TOTAL CONSUMER DISCRETIONARY		338,382,246
CONSUMER STAPLES - 10.9%
Beverages - 3.7%
Diageo PLC	500,803	15,950,125
PepsiCo, Inc.	432,905	38,675,733
SABMiller PLC	312,289	18,107,213
The Coca-Cola Co.	1,476,100	62,527,596
		135,260,667
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	389,100	29,326,467
Walgreen Co.	511,897	37,946,925
		67,273,392
Food Products - 0.4%
Kellogg Co.	216,400	14,217,480
Household Products - 1.8%
Procter & Gamble Co.	818,700	64,341,633
Tobacco - 3.2%
British American Tobacco PLC sponsored ADR	519,400	61,850,152
Philip Morris International, Inc.	490,530	41,356,584
Reynolds American, Inc.	197,600	11,925,160
		115,131,896
TOTAL CONSUMER STAPLES		396,225,068
Common Stocks - continued
	Shares	Value
ENERGY - 12.0%
Energy Equipment & Services - 1.4%
National Oilwell Varco, Inc.	124,100	$ 10,219,635
Schlumberger Ltd.	344,800	40,669,160
		50,888,795
Oil, Gas & Consumable Fuels - 10.6%
Anadarko Petroleum Corp.	76,400	8,363,508
Apache Corp.	412,505	41,506,253
BG Group PLC	1,699,000	35,909,707
Canadian Natural Resources Ltd.	568,600	26,126,665
Chevron Corp.	715,700	93,434,635
Exxon Mobil Corp.	358,271	36,070,724
Imperial Oil Ltd.	373,900	19,703,291
Occidental Petroleum Corp.	521,300	53,501,019
Suncor Energy, Inc.	948,700	40,453,446
The Williams Companies, Inc.	510,200	29,698,742
		384,767,990
TOTAL ENERGY		435,656,785
FINANCIALS - 18.3%
Banks - 12.5%
Bank of America Corp.	5,029,700	77,306,489
Citigroup, Inc.	1,809,370	85,221,327
JPMorgan Chase & Co.	2,701,500	155,660,430
PNC Financial Services Group, Inc.	239,800	21,354,190
Standard Chartered PLC (United Kingdom)	1,566,208	32,004,076
U.S. Bancorp	732,800	31,744,896
Wells Fargo & Co.	1,022,730	53,754,689
		457,046,097
Capital Markets - 3.1%
BlackRock, Inc. Class A	19,000	6,072,400
Charles Schwab Corp.	982,100	26,447,953
Goldman Sachs Group, Inc.	22,700	3,800,888
Morgan Stanley, Inc.	1,186,000	38,343,380
State Street Corp.	568,900	38,264,214
		112,928,835
Diversified Financial Services - 0.1%
IntercontinentalExchange Group, Inc.	10,500	1,983,450
Insurance - 2.6%
AIA Group Ltd.	92,200	463,355
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	637,100	$ 34,772,918
Marsh & McLennan Companies, Inc.	213,580	11,067,716
MetLife, Inc.	849,095	47,175,718
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	101,500	785,766
		94,265,473
TOTAL FINANCIALS		666,223,855
HEALTH CARE - 9.9%
Biotechnology - 1.3%
Amgen, Inc.	318,690	37,723,335
Biogen Idec, Inc. (a)	34,200	10,783,602
		48,506,937
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	465,100	19,022,590
Stryker Corp.	96,100	8,103,152
		27,125,742
Health Care Providers & Services - 2.5%
Express Scripts Holding Co. (a)	318,907	22,109,822
McKesson Corp.	202,400	37,688,904
UnitedHealth Group, Inc.	400,048	32,703,924
		92,502,650
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.	94,500	11,151,000
Pharmaceuticals - 5.0%
AbbVie, Inc.	243,900	13,765,716
GlaxoSmithKline PLC sponsored ADR	619,000	33,104,120
Johnson & Johnson	565,900	59,204,458
Merck & Co., Inc.	477,300	27,611,805
Novartis AG sponsored ADR	170,400	15,426,312
Sanofi SA	80,024	8,505,715
Teva Pharmaceutical Industries Ltd. sponsored ADR	487,200	25,539,024
		183,157,150
TOTAL HEALTH CARE		362,443,479
INDUSTRIALS - 9.4%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	118,700	11,033,165
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	309,000	$ 39,314,070
United Technologies Corp.	176,200	20,342,290
		70,689,525
Air Freight & Logistics - 1.8%
FedEx Corp.	117,800	17,832,564
United Parcel Service, Inc. Class B	475,000	48,763,500
		66,596,064
Industrial Conglomerates - 3.4%
Danaher Corp.	146,570	11,539,456
General Electric Co.	4,323,800	113,629,464
		125,168,920
Machinery - 0.3%
Caterpillar, Inc.	86,500	9,399,955
Road & Rail - 2.0%
CSX Corp.	1,160,700	35,761,167
Norfolk Southern Corp.	207,800	21,409,634
Union Pacific Corp.	148,190	14,781,953
		71,952,754
TOTAL INDUSTRIALS		343,807,218
INFORMATION TECHNOLOGY - 23.4%
Communications Equipment - 3.1%
Cisco Systems, Inc.	2,773,400	68,918,990
QUALCOMM, Inc.	531,900	42,126,480
		111,045,470
Internet Software & Services - 4.2%
Facebook, Inc. Class A (a)	103,597	6,971,042
Google, Inc.:
Class A (a)	109,350	63,933,665
Class C (a)	95,750	55,083,060
Yahoo!, Inc. (a)	781,639	27,458,978
		153,446,745
IT Services - 3.8%
Accenture PLC Class A	69,100	5,586,044
Cognizant Technology Solutions Corp. Class A (a)	523,400	25,599,494
IBM Corp.	156,000	28,278,120
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	555,900	$ 40,841,973
Visa, Inc. Class A	187,100	39,423,841
		139,729,472
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	699,625	15,776,544
Broadcom Corp. Class A	973,036	36,119,096
		51,895,640
Software - 5.3%
Adobe Systems, Inc. (a)	253,200	18,321,552
Microsoft Corp.	3,024,500	126,121,650
Oracle Corp.	899,900	36,472,947
salesforce.com, Inc. (a)	199,200	11,569,536
		192,485,685
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	1,808,507	168,064,558
EMC Corp.	1,051,000	27,683,340
First Data Holdings, Inc. Class B (e)	2,429,231	9,716,924
		205,464,822
TOTAL INFORMATION TECHNOLOGY		854,067,834
MATERIALS - 2.7%
Chemicals - 2.1%
E.I. du Pont de Nemours & Co.	333,900	21,850,416
Monsanto Co.	315,310	39,331,769
Syngenta AG (Switzerland)	43,089	15,919,199
		77,101,384
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc.	538,000	19,637,000
TOTAL MATERIALS		96,738,384
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
Verizon Communications, Inc.	1,743,725	85,320,464
TOTAL COMMON STOCKS (Cost $2,718,899,411)		3,578,865,333
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	74,761,932	$ 74,761,932
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	22,517,000	22,517,000
TOTAL MONEY MARKET FUNDS (Cost $97,278,932)		97,278,932
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $2,816,178,343)		3,676,144,265
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(30,832,045)
NET ASSETS - 100%		$ 3,645,312,220
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,716,924 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 9,716,924
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,717
Fidelity Securities Lending Cash Central Fund	89,556
Total	$ 117,273
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 338,382,246	$ 338,382,246	$ -	$ -
Consumer Staples	396,225,068	380,274,943	15,950,125	-
Energy	435,656,785	435,656,785	-	-
Financials	666,223,855	666,223,855	-	-
Health Care	362,443,479	353,937,764	8,505,715	-
Industrials	343,807,218	343,807,218	-	-
Information Technology	854,067,834	844,350,910	-	9,716,924
Materials	96,738,384	80,819,185	15,919,199	-
Telecommunication Services	85,320,464	85,320,464	-	-
Money Market Funds	97,278,932	97,278,932	-	-
Total Investments in Securities:	$ 3,676,144,265	$ 3,626,052,302	$ 40,375,039	$ 9,716,924
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.3%
United Kingdom	5.4%
Canada	2.4%
Curacao	1.1%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014

Assets
Investment in securities, at value (including securities loaned of $21,833,302) - See accompanying schedule: Unaffiliated issuers (cost $2,718,899,411)	$ 3,578,865,333
Fidelity Central Funds (cost $97,278,932)	97,278,932
Total Investments (cost $2,816,178,343)		$ 3,676,144,265
Receivable for investments sold		6,265,877
Receivable for fund shares sold		5,281,399
Dividends receivable		4,490,136
Distributions receivable from Fidelity Central Funds		19,236
Receivable from investment adviser for expense reductions		386
Other receivables		124,808
Total assets		3,692,326,107

Liabilities
Payable for investments purchased	$ 19,178,333
Payable for fund shares redeemed	3,159,924
Accrued management fee	1,355,067
Distribution and service plan fees payable	36,521
Other affiliated payables	644,371
Other payables and accrued expenses	122,671
Collateral on securities loaned, at value	22,517,000
Total liabilities		47,013,887

Net Assets		$ 3,645,312,220
Net Assets consist of:
Paid in capital		$ 2,686,009,603
Undistributed net investment income		25,146,366
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		74,183,358
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		859,972,893
Net Assets		$ 3,645,312,220

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($77,335,409 ÷ 4,739,947 shares)	$ 16.32

Maximum offering price per share (100/94.25 of $16.32)	$ 17.32
Class T: Net Asset Value and redemption price per share ($15,728,415 ÷ 964,584 shares)	$ 16.31

Maximum offering price per share (100/96.50 of $16.31)	$ 16.90
Class B: Net Asset Value and offering price per share ($918,549 ÷ 56,656 shares)A	$ 16.21

Class C: Net Asset Value and offering price per share ($16,599,716 ÷ 1,029,726 shares)A	$ 16.12

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($2,860,197,294 ÷ 173,984,386 shares)	$ 16.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($674,415,747 ÷ 41,154,574 shares)	$ 16.39

Class Z: Net Asset Value, offering price and redemption price per share ($117,090 ÷ 7,138 shares)	$ 16.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2014

Investment Income
Dividends		$ 64,598,075
Interest		3
Income from Fidelity Central Funds		117,273
Total income		64,715,351

Expenses
Management fee	$ 13,636,133
Transfer agent fees	5,746,426
Distribution and service plan fees	284,809
Accounting and security lending fees	887,108
Custodian fees and expenses	71,971
Independent trustees' compensation	12,515
Registration fees	231,217
Audit	55,093
Legal	11,095
Interest	2,824
Miscellaneous	22,803
Total expenses before reductions	20,961,994
Expense reductions	(36,926)	20,925,068
Net investment income (loss)		43,790,283
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	143,561,768
Foreign currency transactions	(8,194)
Total net realized gain (loss)		143,553,574
Change in net unrealized appreciation (depreciation) on: Investment securities	457,006,470
Assets and liabilities in foreign currencies	12,169
Total change in net unrealized appreciation (depreciation)		457,018,639
Net gain (loss)		600,572,213
Net increase (decrease) in net assets resulting from operations		$ 644,362,496

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2014	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,790,283	$ 35,288,813
Net realized gain (loss)	143,553,574	104,876,418
Change in net unrealized appreciation (depreciation)	457,018,639	321,854,450
Net increase (decrease) in net assets resulting from operations	644,362,496	462,019,681
Distributions to shareholders from net investment income	(35,705,336)	(27,575,489)
Distributions to shareholders from net realized gain	(41,770,691)	-
Total distributions	(77,476,027)	(27,575,489)
Share transactions - net increase (decrease)	513,653,074	652,982,078
Total increase (decrease) in net assets	1,080,539,543	1,087,426,270

Net Assets
Beginning of period	2,564,772,677	1,477,346,407
End of period (including undistributed net investment income of $25,146,366 and undistributed net investment income of $17,061,419, respectively)	$ 3,645,312,220	$ 2,564,772,677

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 11.05	$ 10.37	$ 8.07	$ 7.20
Income from Investment Operations
Net investment income (loss) C	.18	.17	.13	.07	.06
Net realized and unrealized gain (loss)	3.00	2.43	.64	2.28	.92
Total from investment operations	3.18	2.60	.77	2.35	.98
Distributions from net investment income	(.16)	(.14)	(.09)	(.05)	(.11)
Distributions from net realized gain	(.21)	-	-	-	-
Total distributions	(.37)	(.14)	(.09)	(.05)	(.11)
Net asset value, end of period	$ 16.32	$ 13.51	$ 11.05	$ 10.37	$ 8.07
Total ReturnA, B	23.88%	23.78%	7.57%	29.23%	13.65%
Ratios to Average Net Assets D, F
Expenses before reductions	.96%	.98%	1.02%	1.06%	1.10%
Expenses net of fee waivers, if any	.96%	.98%	1.02%	1.06%	1.10%
Expenses net of all reductions	.96%	.98%	1.02%	1.06%	1.10%
Net investment income (loss)	1.19%	1.37%	1.28%	.76%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,335	$ 20,336	$ 8,527	$ 4,169	$ 2,238
Portfolio turnover rateE	28%	29%	57%	53%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 11.05	$ 10.38	$ 8.07	$ 7.20
Income from Investment Operations
Net investment income (loss) C	.14	.14	.10	.05	.03
Net realized and unrealized gain (loss)	3.00	2.43	.64	2.29	.93
Total from investment operations	3.14	2.57	.74	2.34	.96
Distributions from net investment income	(.13)	(.11)	(.07)	(.03)	(.09)
Distributions from net realized gain	(.21)	-	-	-	-
Total distributions	(.34)	(.11)	(.07)	(.03)	(.09)
Net asset value, end of period	$ 16.31	$ 13.51	$ 11.05	$ 10.38	$ 8.07
Total ReturnA, B	23.54%	23.44%	7.19%	29.08%	13.32%
Ratios to Average Net Assets D, F
Expenses before reductions	1.22%	1.26%	1.32%	1.32%	1.36%
Expenses net of fee waivers, if any	1.22%	1.26%	1.32%	1.32%	1.36%
Expenses net of all reductions	1.22%	1.26%	1.32%	1.32%	1.35%
Net investment income (loss)	.92%	1.09%	.98%	.50%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,728	$ 8,377	$ 2,293	$ 1,682	$ 1,073
Portfolio turnover rateE	28%	29%	57%	53%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.43	$ 10.97	$ 10.30	$ 8.02	$ 7.19
Income from Investment Operations
Net investment income (loss) C	.06	.07	.05	- H	(.01)
Net realized and unrealized gain (loss)	2.98	2.43	.63	2.28	.92
Total from investment operations	3.04	2.50	.68	2.28	.91
Distributions from net investment income	(.04)	(.04)	(.01)	-	(.08)
Distributions from net realized gain	(.21)	-	-	-	-
Total distributions	(.26) I	(.04)	(.01)	-	(.08)
Net asset value, end of period	$ 16.21	$ 13.43	$ 10.97	$ 10.30	$ 8.02
Total ReturnA, B	22.82%	22.83%	6.62%	28.43%	12.60%
Ratios to Average Net Assets D, G
Expenses before reductions	1.78%	1.80%	1.82%	1.83%	1.88%
Expenses net of fee waivers, if any	1.78%	1.80%	1.82%	1.83%	1.88%
Expenses net of all reductions	1.78%	1.80%	1.81%	1.82%	1.88%
Net investment income (loss)	.37%	.55%	.49%	.00% F	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 919	$ 716	$ 704	$ 764	$ 667
Portfolio turnover rateE	28%	29%	57%	53%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.213 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 10.93	$ 10.28	$ 8.01	$ 7.16
Income from Investment Operations
Net investment income (loss) C	.06	.07	.05	- G	(.01)
Net realized and unrealized gain (loss)	2.97	2.42	.64	2.27	.92
Total from investment operations	3.03	2.49	.69	2.27	.91
Distributions from net investment income	(.08)	(.04)	(.04)	-	(.06)
Distributions from net realized gain	(.21)	-	-	-	-
Total distributions	(.29)	(.04)	(.04)	-	(.06)
Net asset value, end of period	$ 16.12	$ 13.38	$ 10.93	$ 10.28	$ 8.01
Total ReturnA, B	22.90%	22.83%	6.74%	28.34%	12.72%
Ratios to Average Net Assets D, F
Expenses before reductions	1.71%	1.75%	1.79%	1.81%	1.86%
Expenses net of fee waivers, if any	1.71%	1.75%	1.79%	1.81%	1.86%
Expenses net of all reductions	1.71%	1.75%	1.79%	1.81%	1.85%
Net investment income (loss)	.43%	.59%	.51%	.01%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,600	$ 7,938	$ 2,845	$ 1,913	$ 807
Portfolio turnover rateE	28%	29%	57%	53%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Mega Cap Stock

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.60	$ 11.11	$ 10.43	$ 8.11	$ 7.23
Income from Investment Operations
Net investment income (loss) B	.22	.20	.16	.10	.08
Net realized and unrealized gain (loss)	3.02	2.46	.64	2.29	.93
Total from investment operations	3.24	2.66	.80	2.39	1.01
Distributions from net investment income	(.19)	(.17)	(.12)	(.07)	(.13)
Distributions from net realized gain	(.21)	-	-	-	-
Total distributions	(.40)	(.17)	(.12)	(.07)	(.13)
Net asset value, end of period	$ 16.44	$ 13.60	$ 11.11	$ 10.43	$ 8.11
Total ReturnA	24.18%	24.17%	7.83%	29.61%	13.93%
Ratios to Average Net Assets C, E
Expenses before reductions	.68%	.70%	.76%	.79%	.81%
Expenses net of fee waivers, if any	.68%	.70%	.76%	.79%	.80%
Expenses net of all reductions	.68%	.70%	.75%	.78%	.79%
Net investment income (loss)	1.47%	1.64%	1.55%	1.04%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,860,197	$ 2,214,592	$ 1,287,144	$ 785,233	$ 500,407
Portfolio turnover rateD	28%	29%	57%	53%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 11.08	$ 10.40	$ 8.09	$ 7.22
Income from Investment Operations
Net investment income (loss) B	.22	.20	.16	.10	.08
Net realized and unrealized gain (loss)	3.02	2.44	.63	2.30	.92
Total from investment operations	3.24	2.64	.79	2.40	1.00
Distributions from net investment income	(.18)	(.17)	(.11)	(.09)	(.13)
Distributions from net realized gain	(.21)	-	-	-	-
Total distributions	(.40) F	(.17)	(.11)	(.09)	(.13)
Net asset value, end of period	$ 16.39	$ 13.55	$ 11.08	$ 10.40	$ 8.09
Total ReturnA	24.23%	24.06%	7.77%	29.74%	13.89%
Ratios to Average Net Assets C, E
Expenses before reductions	.71%	.74%	.78%	.79%	.88%
Expenses net of fee waivers, if any	.71%	.74%	.78%	.79%	.88%
Expenses net of all reductions	.71%	.74%	.77%	.78%	.87%
Net investment income (loss)	1.43%	1.61%	1.53%	1.04%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 674,416	$ 312,814	$ 175,833	$ 136,768	$ 1,568
Portfolio turnover rateD	28%	29%	57%	53%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class Z

Year ended June 30,	2014 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.31
Income from Investment Operations
Net investment income (loss) D	.21
Net realized and unrealized gain (loss)	2.20
Total from investment operations	2.41
Distributions from net investment income	(.10)
Distributions from net realized gain	(.21)
Total distributions	(.32) I
Net asset value, end of period	$ 16.40
Total ReturnB, C	17.06%
Ratios to Average Net Assets E, H
Expenses before reductions	.54%A
Expenses net of fee waivers, if any	.54%A
Expenses net of all reductions	.54%A
Net investment income (loss)	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117
Portfolio turnover rateF	28% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to June 30, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operation periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.32 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.213 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2014

1. Organization.

Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on August 13, 2013. The Fund offers Class A, Class T, Class C, Mega Cap Stock, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, capital loss carryforwards, and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 868,594,923
Gross unrealized depreciation	(16,059,631)
Net unrealized appreciation (depreciation) on securities and other investments	$ 852,535,292

Tax Cost	$ 2,823,608,973

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 28,109,862
Undistributed long-term capital gain	$ 78,650,493
Net unrealized appreciation (depreciation)	$ 852,542,261

The tax character of distributions paid was as follows:

	June 30, 2014	June 30, 2013
Ordinary Income	$ 36,293,656	$ 27,575,489
Long-term Capital Gains	41,182,371
Total	$ 77,476,027	$ 27,575,489

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,277,032,508 and $853,056,484, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 87,546	$ 3,362
Class T	.25%	.25%	63,304	232
Class B	.75%	.25%	9,175	6,896
Class C	.75%	.25%	124,784	55,523
			$ 284,809	$ 66,013

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,530
Class T	3,915
Class B*	699
Class C*	897
$ 26,041

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 74,123.21
Class T	28,367.22
Class B	2,566.28
Class C	26,868.22
Mega Cap Stock	4,669,765.18
Institutional Class	944,693.22
Class Z	44	.05*
	$ 5,746,426

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17,995 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,205,303.30%		$ 2,541

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,038 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities

Annual Report

7. Security Lending - continued

loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $89,556. During the period, there were no securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $8,939,500. The weighted average interest rate was .57%. The interest expense amounted to $283 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

Reimbursement
Class A	$ 125
Class T	56
Class B	4
Class C	50
Mega Cap Stock	11,993
Institutional Class	1,697
$ 13,925

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $6,711.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16,290 for the period.

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended June 30,	2014 A	2013
From net investment income
Class A	$ 295,572	$ 137,534
Class T	98,011	36,492
Class B	2,617	2,304
Class C	56,227	13,133
Mega Cap Stock	30,989,923	23,359,421
Institutional Class	4,262,259	4,026,605
Class Z	727	-
Total	$ 35,705,336	$ 27,575,489
From net realized gain
Class A	$ 453,140	$ -
Class T	181,208	-
Class B	13,697	-
Class C	173,595	-
Mega Cap Stock	35,870,113	-
Institutional Class	5,077,450	-
Class Z	1,488	-
Total	$ 41,770,691	$ -

A Distributions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to June 30, 2014.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended June 30,	2014 A	2013	2014 A	2013
Class A
Shares sold	3,913,806	1,001,677	$ 60,286,671	$ 12,394,211
Reinvestment of distributions	45,968	11,084	673,798	127,952
Shares redeemed	(725,328)	(279,053)	(11,077,893)	(3,495,724)
Net increase (decrease)	3,234,446	733,708	$ 49,882,576	$ 9,026,439
Class T
Shares sold	595,712	517,456	$ 8,877,747	$ 6,404,547
Reinvestment of distributions	18,863	3,084	276,847	35,826
Shares redeemed	(270,157)	(107,959)	(4,055,631)	(1,368,248)
Net increase (decrease)	344,418	412,581	$ 5,098,963	$ 5,072,125

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended June 30,	2014 A	2013	2014 A	2013
Class B
Shares sold	27,198	9,952	$ 400,691	$ 125,476
Reinvestment of distributions	1,081	196	15,861	2,261
Shares redeemed	(24,976)	(20,917)	(377,365)	(255,293)
Net increase (decrease)	3,303	(10,769)	$ 39,187	$ (127,556)
Class C
Shares sold	504,584	448,373	$ 7,460,222	$ 5,664,292
Reinvestment of distributions	15,230	988	221,741	11,494
Shares redeemed	(83,515)	(116,347)	(1,262,211)	(1,448,415)
Net increase (decrease)	436,299	333,014	$ 6,419,752	$ 4,227,371
Mega Cap Stock
Shares sold	53,817,396	84,998,537	$ 817,611,772	$ 1,035,668,817
Reinvestment of distributions	4,142,626	1,836,891	61,008,516	21,294,763
Shares redeemed	(46,852,676)	(39,801,746)	(705,756,204)	(498,490,773)
Net increase (decrease)	11,107,346	47,033,682	$ 172,864,084	$ 558,472,807
Institutional Class
Shares sold	19,497,644	11,389,839	$ 301,200,514	$ 129,734,591
Reinvestment of distributions	626,527	338,467	9,201,440	3,911,623
Shares redeemed	(2,047,800)	(4,517,962)	(31,155,657)	(57,335,322)
Net increase (decrease)	18,076,371	7,210,344	$ 279,246,297	$ 76,310,892
Class Z
Shares sold	6,988	-	$ 100,000	$ -
Reinvestment of distributions	150	-	2,215	-
Net increase (decrease)	7,138	-	$ 102,215	$ -

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to June 30, 2014.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers U.S. Opportunity Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Mega Cap Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Mega Cap Stock Fund (a fund of Fidelity Hastings Street Trust) at June 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Mega Cap Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 12, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 173 funds. Mr. Curvey oversees 397 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Mega Cap Stock Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Mega Cap Stock	08/11/14	08/08/14	$0.107	$0.341

The fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2014, $119,836,862, or, if subsequently determined to be different, the net capital gain of such year.

Mega Cap Stock designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Mega Cap Stock designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

GII-UANN-0814
1.787733.111

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Mega Cap Stock

Fund - Class A, Class T, Class B
and Class C

Annual Report

June 30, 2014

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Mega Cap Stock Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended June 30, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A, E	16.76%	17.96%	7.40%
Class T (incl. 3.50% sales charge) B, E	19.22%	18.20%	7.47%
Class B (incl. contingent deferred sales charge) C, E	17.82%	18.19%	7.49%
Class C (incl. contingent deferred sales charge) D, E	21.90%	18.44%	7.52%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on February 5, 2008. Returns prior to February 5, 2008, are those of Fidelity® Mega Cap Stock Fund, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to February 5, 2008, would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on February 5, 2008. Returns prior to February 5, 2008, are those of Fidelity® Mega Cap Stock Fund, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to February 5, 2008, would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on February 5, 2008. Returns prior to February 5, 2008, are those of Fidelity Mega Cap Stock Fund, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to February 5, 2008, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on February 5, 2008. Returns prior to February 5, 2008, are those of Fidelity Mega Cap Stock Fund, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to February 5, 2008, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

E Prior to December 1, 2007, the fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mega Cap Stock Fund - Class A on June 30, 2004, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. See footnote A on the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite intermittent volatility driven by geopolitical concerns, stocks posted a series of new highs during the 12 months ending June 30, 2014, amid a decidedly favorable environment for riskier assets. The S&P 500® Index rose 24.61% for the year, helped by a rise in consumer spending and the lowest unemployment rate since 2008. The U.S. Federal Reserve balanced stimulus reductions with continued low interest rates, aiding a broad advance. All 10 S&P 500® market sectors gained, seven by more than 20%. Materials (+33%) was tops, as investors seemed to anticipate sustained economic improvement and renewed infrastructure build-outs. Information technology (+32%) benefited from large cash balances, rising dividends and stock buybacks, and a bevy of innovations. Health care (+30%) was aided by new drugs and predictable reimbursements. Conversely, the biggest laggard, telecommunication services (+5%), battled slow growth and stiff pricing competition. Across size and style segments: overall, investors showed some preference for large-cap stocks over small-caps and growth stocks over value, although market leadership rotated during the year. With the "risk-on" trade alive and well, the growth-oriented Nasdaq Composite Index® flourished, advancing 31.17%, while the blue-chip Dow Jones Industrial AverageSM delivered a more subdued 15.56% return.

Comments from Matthew Fruhan, Portfolio Manager of Fidelity Advisor® Mega Cap Stock Fund: For the year, the fund's Class A, Class T, Class B and Class C shares gained 23.88%, 23.54%, 22.82% and 22.90%, respectively (excluding sales charges). For comparison, the mega-cap proxy Russell Top 200® Index returned 24.69% and the S&P 500® Index advanced 24.61%. Relative to the Russell index, it hurt the most to overweight big-box retailer Target, which was among the fund's biggest holdings. The lingering effects of the firm's troubled expansion into Canada and a holiday-season credit breach continued to weigh on the stock, but this weak stretch allowed me to add notable exposure at a valuation I liked. In January, I established an underweight stake in Facebook, which detracted as shares of the social-media giant outperformed. Stock selection and an overweight in financials detracted, including investment banks JPMorgan Chase and Citigroup, both of which were among the fund's largest holdings. Stock selection in consumer staples helped, including drugstore chain Walgreen, while an underweight in the underperforming shares of IBM added value.

Comments from Matthew Fruhan, Portfolio Manager of Fidelity Advisor® Mega Cap Stock Fund: For the year, the fund's Institutional Class shares gained 24.23%. By comparison, the mega-cap proxy Russell Top 200® Index returned 24.69% and the S&P 500® Index advanced 24.61%. Relative to the Russell index, it hurt the most to overweight big-box retailer Target, which was among the fund's biggest holdings. The lingering effects of the firm's troubled expansion into Canada and a holiday-season credit breach continued to weigh on the stock, but this weak stretch allowed me to add notable exposure at a valuation I liked. In January, I established an underweight stake in Facebook, which detracted as shares of the social-media giant outperformed. Stock selection and an overweight in financials detracted, including investment banks JPMorgan Chase and Citigroup, both of which were among the fund's largest holdings. Stock selection in consumer staples also helped, including drugstore chain Walgreen, while an underweight in the underperforming shares of IBM added value.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Class A	.95%
Actual		$ 1,000.00	$ 1,064.60	$ 4.86
Hypothetical A		$ 1,000.00	$ 1,020.08	$ 4.76
Class T	1.21%
Actual		$ 1,000.00	$ 1,063.20	$ 6.19
Hypothetical A		$ 1,000.00	$ 1,018.79	$ 6.06
Class B	1.75%
Actual		$ 1,000.00	$ 1,060.20	$ 8.94
Hypothetical A		$ 1,000.00	$ 1,016.12	$ 8.75
Class C	1.70%
Actual		$ 1,000.00	$ 1,060.50	$ 8.69
Hypothetical A		$ 1,000.00	$ 1,016.36	$ 8.50
Mega Cap Stock	.68%
Actual		$ 1,000.00	$ 1,066.10	$ 3.48
Hypothetical A		$ 1,000.00	$ 1,021.42	$ 3.41
Institutional Class	.71%
Actual		$ 1,000.00	$ 1,065.70	$ 3.64
Hypothetical A		$ 1,000.00	$ 1,021.27	$ 3.56
Class Z	.53%
Actual		$ 1,000.00	$ 1,066.30	$ 2.72
Hypothetical A		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.6	4.6
JPMorgan Chase & Co.	4.2	4.3
Microsoft Corp.	3.5	3.3
General Electric Co.	3.1	3.3
Chevron Corp.	2.6	2.2
Comcast Corp. Class A (special) (non-vtg.)	2.5	2.0
Verizon Communications, Inc.	2.3	1.2
Citigroup, Inc.	2.3	2.6
Bank of America Corp.	2.1	2.1
Target Corp.	2.0	1.9
	29.2
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.4	22.6
Financials	18.3	19.2
Energy	12.0	12.3
Consumer Staples	10.9	11.0
Health Care	9.9	11.1
Asset Allocation (% of fund's net assets)
As of June 30, 2014*		As of December 31, 2013**
	Stocks 98.2%		Stocks 98.8%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.8%		Short-Term Investments and Net Other Assets (Liabilities) 1.1%
* Foreign investments	10.7%	** Foreign investments	10.7%

Annual Report

Investments June 30, 2014

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	152,600	$ 15,372,924
Yum! Brands, Inc.	357,600	29,037,120
		44,410,044
Media - 4.6%
Comcast Corp. Class A (special) (non-vtg.) (d)	1,674,100	89,279,753
The Walt Disney Co.	169,000	14,490,060
Time Warner, Inc.	784,900	55,139,225
Twenty-First Century Fox, Inc. Class A	193,500	6,801,525
		165,710,563
Multiline Retail - 2.0%
Target Corp.	1,261,300	73,092,335
Specialty Retail - 1.5%
Lowe's Companies, Inc.	1,149,600	55,169,304
TOTAL CONSUMER DISCRETIONARY		338,382,246
CONSUMER STAPLES - 10.9%
Beverages - 3.7%
Diageo PLC	500,803	15,950,125
PepsiCo, Inc.	432,905	38,675,733
SABMiller PLC	312,289	18,107,213
The Coca-Cola Co.	1,476,100	62,527,596
		135,260,667
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	389,100	29,326,467
Walgreen Co.	511,897	37,946,925
		67,273,392
Food Products - 0.4%
Kellogg Co.	216,400	14,217,480
Household Products - 1.8%
Procter & Gamble Co.	818,700	64,341,633
Tobacco - 3.2%
British American Tobacco PLC sponsored ADR	519,400	61,850,152
Philip Morris International, Inc.	490,530	41,356,584
Reynolds American, Inc.	197,600	11,925,160
		115,131,896
TOTAL CONSUMER STAPLES		396,225,068
Common Stocks - continued
	Shares	Value
ENERGY - 12.0%
Energy Equipment & Services - 1.4%
National Oilwell Varco, Inc.	124,100	$ 10,219,635
Schlumberger Ltd.	344,800	40,669,160
		50,888,795
Oil, Gas & Consumable Fuels - 10.6%
Anadarko Petroleum Corp.	76,400	8,363,508
Apache Corp.	412,505	41,506,253
BG Group PLC	1,699,000	35,909,707
Canadian Natural Resources Ltd.	568,600	26,126,665
Chevron Corp.	715,700	93,434,635
Exxon Mobil Corp.	358,271	36,070,724
Imperial Oil Ltd.	373,900	19,703,291
Occidental Petroleum Corp.	521,300	53,501,019
Suncor Energy, Inc.	948,700	40,453,446
The Williams Companies, Inc.	510,200	29,698,742
		384,767,990
TOTAL ENERGY		435,656,785
FINANCIALS - 18.3%
Banks - 12.5%
Bank of America Corp.	5,029,700	77,306,489
Citigroup, Inc.	1,809,370	85,221,327
JPMorgan Chase & Co.	2,701,500	155,660,430
PNC Financial Services Group, Inc.	239,800	21,354,190
Standard Chartered PLC (United Kingdom)	1,566,208	32,004,076
U.S. Bancorp	732,800	31,744,896
Wells Fargo & Co.	1,022,730	53,754,689
		457,046,097
Capital Markets - 3.1%
BlackRock, Inc. Class A	19,000	6,072,400
Charles Schwab Corp.	982,100	26,447,953
Goldman Sachs Group, Inc.	22,700	3,800,888
Morgan Stanley, Inc.	1,186,000	38,343,380
State Street Corp.	568,900	38,264,214
		112,928,835
Diversified Financial Services - 0.1%
IntercontinentalExchange Group, Inc.	10,500	1,983,450
Insurance - 2.6%
AIA Group Ltd.	92,200	463,355
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	637,100	$ 34,772,918
Marsh & McLennan Companies, Inc.	213,580	11,067,716
MetLife, Inc.	849,095	47,175,718
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	101,500	785,766
		94,265,473
TOTAL FINANCIALS		666,223,855
HEALTH CARE - 9.9%
Biotechnology - 1.3%
Amgen, Inc.	318,690	37,723,335
Biogen Idec, Inc. (a)	34,200	10,783,602
		48,506,937
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	465,100	19,022,590
Stryker Corp.	96,100	8,103,152
		27,125,742
Health Care Providers & Services - 2.5%
Express Scripts Holding Co. (a)	318,907	22,109,822
McKesson Corp.	202,400	37,688,904
UnitedHealth Group, Inc.	400,048	32,703,924
		92,502,650
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.	94,500	11,151,000
Pharmaceuticals - 5.0%
AbbVie, Inc.	243,900	13,765,716
GlaxoSmithKline PLC sponsored ADR	619,000	33,104,120
Johnson & Johnson	565,900	59,204,458
Merck & Co., Inc.	477,300	27,611,805
Novartis AG sponsored ADR	170,400	15,426,312
Sanofi SA	80,024	8,505,715
Teva Pharmaceutical Industries Ltd. sponsored ADR	487,200	25,539,024
		183,157,150
TOTAL HEALTH CARE		362,443,479
INDUSTRIALS - 9.4%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	118,700	11,033,165
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	309,000	$ 39,314,070
United Technologies Corp.	176,200	20,342,290
		70,689,525
Air Freight & Logistics - 1.8%
FedEx Corp.	117,800	17,832,564
United Parcel Service, Inc. Class B	475,000	48,763,500
		66,596,064
Industrial Conglomerates - 3.4%
Danaher Corp.	146,570	11,539,456
General Electric Co.	4,323,800	113,629,464
		125,168,920
Machinery - 0.3%
Caterpillar, Inc.	86,500	9,399,955
Road & Rail - 2.0%
CSX Corp.	1,160,700	35,761,167
Norfolk Southern Corp.	207,800	21,409,634
Union Pacific Corp.	148,190	14,781,953
		71,952,754
TOTAL INDUSTRIALS		343,807,218
INFORMATION TECHNOLOGY - 23.4%
Communications Equipment - 3.1%
Cisco Systems, Inc.	2,773,400	68,918,990
QUALCOMM, Inc.	531,900	42,126,480
		111,045,470
Internet Software & Services - 4.2%
Facebook, Inc. Class A (a)	103,597	6,971,042
Google, Inc.:
Class A (a)	109,350	63,933,665
Class C (a)	95,750	55,083,060
Yahoo!, Inc. (a)	781,639	27,458,978
		153,446,745
IT Services - 3.8%
Accenture PLC Class A	69,100	5,586,044
Cognizant Technology Solutions Corp. Class A (a)	523,400	25,599,494
IBM Corp.	156,000	28,278,120
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	555,900	$ 40,841,973
Visa, Inc. Class A	187,100	39,423,841
		139,729,472
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	699,625	15,776,544
Broadcom Corp. Class A	973,036	36,119,096
		51,895,640
Software - 5.3%
Adobe Systems, Inc. (a)	253,200	18,321,552
Microsoft Corp.	3,024,500	126,121,650
Oracle Corp.	899,900	36,472,947
salesforce.com, Inc. (a)	199,200	11,569,536
		192,485,685
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	1,808,507	168,064,558
EMC Corp.	1,051,000	27,683,340
First Data Holdings, Inc. Class B (e)	2,429,231	9,716,924
		205,464,822
TOTAL INFORMATION TECHNOLOGY		854,067,834
MATERIALS - 2.7%
Chemicals - 2.1%
E.I. du Pont de Nemours & Co.	333,900	21,850,416
Monsanto Co.	315,310	39,331,769
Syngenta AG (Switzerland)	43,089	15,919,199
		77,101,384
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc.	538,000	19,637,000
TOTAL MATERIALS		96,738,384
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
Verizon Communications, Inc.	1,743,725	85,320,464
TOTAL COMMON STOCKS (Cost $2,718,899,411)		3,578,865,333
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	74,761,932	$ 74,761,932
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	22,517,000	22,517,000
TOTAL MONEY MARKET FUNDS (Cost $97,278,932)		97,278,932
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $2,816,178,343)		3,676,144,265
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(30,832,045)
NET ASSETS - 100%		$ 3,645,312,220
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,716,924 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 9,716,924
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,717
Fidelity Securities Lending Cash Central Fund	89,556
Total	$ 117,273
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 338,382,246	$ 338,382,246	$ -	$ -
Consumer Staples	396,225,068	380,274,943	15,950,125	-
Energy	435,656,785	435,656,785	-	-
Financials	666,223,855	666,223,855	-	-
Health Care	362,443,479	353,937,764	8,505,715	-
Industrials	343,807,218	343,807,218	-	-
Information Technology	854,067,834	844,350,910	-	9,716,924
Materials	96,738,384	80,819,185	15,919,199	-
Telecommunication Services	85,320,464	85,320,464	-	-
Money Market Funds	97,278,932	97,278,932	-	-
Total Investments in Securities:	$ 3,676,144,265	$ 3,626,052,302	$ 40,375,039	$ 9,716,924
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.3%
United Kingdom	5.4%
Canada	2.4%
Curacao	1.1%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014

Assets
Investment in securities, at value (including securities loaned of $21,833,302) - See accompanying schedule: Unaffiliated issuers (cost $2,718,899,411)	$ 3,578,865,333
Fidelity Central Funds (cost $97,278,932)	97,278,932
Total Investments (cost $2,816,178,343)		$ 3,676,144,265
Receivable for investments sold		6,265,877
Receivable for fund shares sold		5,281,399
Dividends receivable		4,490,136
Distributions receivable from Fidelity Central Funds		19,236
Receivable from investment adviser for expense reductions		386
Other receivables		124,808
Total assets		3,692,326,107

Liabilities
Payable for investments purchased	$ 19,178,333
Payable for fund shares redeemed	3,159,924
Accrued management fee	1,355,067
Distribution and service plan fees payable	36,521
Other affiliated payables	644,371
Other payables and accrued expenses	122,671
Collateral on securities loaned, at value	22,517,000
Total liabilities		47,013,887

Net Assets		$ 3,645,312,220
Net Assets consist of:
Paid in capital		$ 2,686,009,603
Undistributed net investment income		25,146,366
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		74,183,358
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		859,972,893
Net Assets		$ 3,645,312,220

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($77,335,409 ÷ 4,739,947 shares)	$ 16.32

Maximum offering price per share (100/94.25 of $16.32)	$ 17.32
Class T: Net Asset Value and redemption price per share ($15,728,415 ÷ 964,584 shares)	$ 16.31

Maximum offering price per share (100/96.50 of $16.31)	$ 16.90
Class B: Net Asset Value and offering price per share ($918,549 ÷ 56,656 shares)A	$ 16.21

Class C: Net Asset Value and offering price per share ($16,599,716 ÷ 1,029,726 shares)A	$ 16.12

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($2,860,197,294 ÷ 173,984,386 shares)	$ 16.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($674,415,747 ÷ 41,154,574 shares)	$ 16.39

Class Z: Net Asset Value, offering price and redemption price per share ($117,090 ÷ 7,138 shares)	$ 16.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2014

Investment Income
Dividends		$ 64,598,075
Interest		3
Income from Fidelity Central Funds		117,273
Total income		64,715,351

Expenses
Management fee	$ 13,636,133
Transfer agent fees	5,746,426
Distribution and service plan fees	284,809
Accounting and security lending fees	887,108
Custodian fees and expenses	71,971
Independent trustees' compensation	12,515
Registration fees	231,217
Audit	55,093
Legal	11,095
Interest	2,824
Miscellaneous	22,803
Total expenses before reductions	20,961,994
Expense reductions	(36,926)	20,925,068
Net investment income (loss)		43,790,283
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	143,561,768
Foreign currency transactions	(8,194)
Total net realized gain (loss)		143,553,574
Change in net unrealized appreciation (depreciation) on: Investment securities	457,006,470
Assets and liabilities in foreign currencies	12,169
Total change in net unrealized appreciation (depreciation)		457,018,639
Net gain (loss)		600,572,213
Net increase (decrease) in net assets resulting from operations		$ 644,362,496

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2014	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,790,283	$ 35,288,813
Net realized gain (loss)	143,553,574	104,876,418
Change in net unrealized appreciation (depreciation)	457,018,639	321,854,450
Net increase (decrease) in net assets resulting from operations	644,362,496	462,019,681
Distributions to shareholders from net investment income	(35,705,336)	(27,575,489)
Distributions to shareholders from net realized gain	(41,770,691)	-
Total distributions	(77,476,027)	(27,575,489)
Share transactions - net increase (decrease)	513,653,074	652,982,078
Total increase (decrease) in net assets	1,080,539,543	1,087,426,270

Net Assets
Beginning of period	2,564,772,677	1,477,346,407
End of period (including undistributed net investment income of $25,146,366 and undistributed net investment income of $17,061,419, respectively)	$ 3,645,312,220	$ 2,564,772,677

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 11.05	$ 10.37	$ 8.07	$ 7.20
Income from Investment Operations
Net investment income (loss) C	.18	.17	.13	.07	.06
Net realized and unrealized gain (loss)	3.00	2.43	.64	2.28	.92
Total from investment operations	3.18	2.60	.77	2.35	.98
Distributions from net investment income	(.16)	(.14)	(.09)	(.05)	(.11)
Distributions from net realized gain	(.21)	-	-	-	-
Total distributions	(.37)	(.14)	(.09)	(.05)	(.11)
Net asset value, end of period	$ 16.32	$ 13.51	$ 11.05	$ 10.37	$ 8.07
Total ReturnA, B	23.88%	23.78%	7.57%	29.23%	13.65%
Ratios to Average Net Assets D, F
Expenses before reductions	.96%	.98%	1.02%	1.06%	1.10%
Expenses net of fee waivers, if any	.96%	.98%	1.02%	1.06%	1.10%
Expenses net of all reductions	.96%	.98%	1.02%	1.06%	1.10%
Net investment income (loss)	1.19%	1.37%	1.28%	.76%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,335	$ 20,336	$ 8,527	$ 4,169	$ 2,238
Portfolio turnover rateE	28%	29%	57%	53%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 11.05	$ 10.38	$ 8.07	$ 7.20
Income from Investment Operations
Net investment income (loss) C	.14	.14	.10	.05	.03
Net realized and unrealized gain (loss)	3.00	2.43	.64	2.29	.93
Total from investment operations	3.14	2.57	.74	2.34	.96
Distributions from net investment income	(.13)	(.11)	(.07)	(.03)	(.09)
Distributions from net realized gain	(.21)	-	-	-	-
Total distributions	(.34)	(.11)	(.07)	(.03)	(.09)
Net asset value, end of period	$ 16.31	$ 13.51	$ 11.05	$ 10.38	$ 8.07
Total ReturnA, B	23.54%	23.44%	7.19%	29.08%	13.32%
Ratios to Average Net Assets D, F
Expenses before reductions	1.22%	1.26%	1.32%	1.32%	1.36%
Expenses net of fee waivers, if any	1.22%	1.26%	1.32%	1.32%	1.36%
Expenses net of all reductions	1.22%	1.26%	1.32%	1.32%	1.35%
Net investment income (loss)	.92%	1.09%	.98%	.50%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,728	$ 8,377	$ 2,293	$ 1,682	$ 1,073
Portfolio turnover rateE	28%	29%	57%	53%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.43	$ 10.97	$ 10.30	$ 8.02	$ 7.19
Income from Investment Operations
Net investment income (loss) C	.06	.07	.05	- H	(.01)
Net realized and unrealized gain (loss)	2.98	2.43	.63	2.28	.92
Total from investment operations	3.04	2.50	.68	2.28	.91
Distributions from net investment income	(.04)	(.04)	(.01)	-	(.08)
Distributions from net realized gain	(.21)	-	-	-	-
Total distributions	(.26) I	(.04)	(.01)	-	(.08)
Net asset value, end of period	$ 16.21	$ 13.43	$ 10.97	$ 10.30	$ 8.02
Total ReturnA, B	22.82%	22.83%	6.62%	28.43%	12.60%
Ratios to Average Net Assets D, G
Expenses before reductions	1.78%	1.80%	1.82%	1.83%	1.88%
Expenses net of fee waivers, if any	1.78%	1.80%	1.82%	1.83%	1.88%
Expenses net of all reductions	1.78%	1.80%	1.81%	1.82%	1.88%
Net investment income (loss)	.37%	.55%	.49%	.00% F	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 919	$ 716	$ 704	$ 764	$ 667
Portfolio turnover rateE	28%	29%	57%	53%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.213 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 10.93	$ 10.28	$ 8.01	$ 7.16
Income from Investment Operations
Net investment income (loss) C	.06	.07	.05	- G	(.01)
Net realized and unrealized gain (loss)	2.97	2.42	.64	2.27	.92
Total from investment operations	3.03	2.49	.69	2.27	.91
Distributions from net investment income	(.08)	(.04)	(.04)	-	(.06)
Distributions from net realized gain	(.21)	-	-	-	-
Total distributions	(.29)	(.04)	(.04)	-	(.06)
Net asset value, end of period	$ 16.12	$ 13.38	$ 10.93	$ 10.28	$ 8.01
Total ReturnA, B	22.90%	22.83%	6.74%	28.34%	12.72%
Ratios to Average Net Assets D, F
Expenses before reductions	1.71%	1.75%	1.79%	1.81%	1.86%
Expenses net of fee waivers, if any	1.71%	1.75%	1.79%	1.81%	1.86%
Expenses net of all reductions	1.71%	1.75%	1.79%	1.81%	1.85%
Net investment income (loss)	.43%	.59%	.51%	.01%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,600	$ 7,938	$ 2,845	$ 1,913	$ 807
Portfolio turnover rateE	28%	29%	57%	53%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Mega Cap Stock

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.60	$ 11.11	$ 10.43	$ 8.11	$ 7.23
Income from Investment Operations
Net investment income (loss) B	.22	.20	.16	.10	.08
Net realized and unrealized gain (loss)	3.02	2.46	.64	2.29	.93
Total from investment operations	3.24	2.66	.80	2.39	1.01
Distributions from net investment income	(.19)	(.17)	(.12)	(.07)	(.13)
Distributions from net realized gain	(.21)	-	-	-	-
Total distributions	(.40)	(.17)	(.12)	(.07)	(.13)
Net asset value, end of period	$ 16.44	$ 13.60	$ 11.11	$ 10.43	$ 8.11
Total ReturnA	24.18%	24.17%	7.83%	29.61%	13.93%
Ratios to Average Net Assets C, E
Expenses before reductions	.68%	.70%	.76%	.79%	.81%
Expenses net of fee waivers, if any	.68%	.70%	.76%	.79%	.80%
Expenses net of all reductions	.68%	.70%	.75%	.78%	.79%
Net investment income (loss)	1.47%	1.64%	1.55%	1.04%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,860,197	$ 2,214,592	$ 1,287,144	$ 785,233	$ 500,407
Portfolio turnover rateD	28%	29%	57%	53%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 11.08	$ 10.40	$ 8.09	$ 7.22
Income from Investment Operations
Net investment income (loss) B	.22	.20	.16	.10	.08
Net realized and unrealized gain (loss)	3.02	2.44	.63	2.30	.92
Total from investment operations	3.24	2.64	.79	2.40	1.00
Distributions from net investment income	(.18)	(.17)	(.11)	(.09)	(.13)
Distributions from net realized gain	(.21)	-	-	-	-
Total distributions	(.40) F	(.17)	(.11)	(.09)	(.13)
Net asset value, end of period	$ 16.39	$ 13.55	$ 11.08	$ 10.40	$ 8.09
Total ReturnA	24.23%	24.06%	7.77%	29.74%	13.89%
Ratios to Average Net Assets C, E
Expenses before reductions	.71%	.74%	.78%	.79%	.88%
Expenses net of fee waivers, if any	.71%	.74%	.78%	.79%	.88%
Expenses net of all reductions	.71%	.74%	.77%	.78%	.87%
Net investment income (loss)	1.43%	1.61%	1.53%	1.04%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 674,416	$ 312,814	$ 175,833	$ 136,768	$ 1,568
Portfolio turnover rateD	28%	29%	57%	53%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class Z

Year ended June 30,	2014 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.31
Income from Investment Operations
Net investment income (loss) D	.21
Net realized and unrealized gain (loss)	2.20
Total from investment operations	2.41
Distributions from net investment income	(.10)
Distributions from net realized gain	(.21)
Total distributions	(.32) I
Net asset value, end of period	$ 16.40
Total ReturnB, C	17.06%
Ratios to Average Net Assets E, H
Expenses before reductions	.54%A
Expenses net of fee waivers, if any	.54%A
Expenses net of all reductions	.54%A
Net investment income (loss)	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117
Portfolio turnover rateF	28% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to June 30, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operation periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.32 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.213 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2014

1. Organization.

Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on August 13, 2013. The Fund offers Class A, Class T, Class C, Mega Cap Stock, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, capital loss carryforwards, and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 868,594,923
Gross unrealized depreciation	(16,059,631)
Net unrealized appreciation (depreciation) on securities and other investments	$ 852,535,292

Tax Cost	$ 2,823,608,973

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 28,109,862
Undistributed long-term capital gain	$ 78,650,493
Net unrealized appreciation (depreciation)	$ 852,542,261

The tax character of distributions paid was as follows:

	June 30, 2014	June 30, 2013
Ordinary Income	$ 36,293,656	$ 27,575,489
Long-term Capital Gains	41,182,371
Total	$ 77,476,027	$ 27,575,489

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,277,032,508 and $853,056,484, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 87,546	$ 3,362
Class T	.25%	.25%	63,304	232
Class B	.75%	.25%	9,175	6,896
Class C	.75%	.25%	124,784	55,523
			$ 284,809	$ 66,013

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,530
Class T	3,915
Class B*	699
Class C*	897
$ 26,041

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 74,123.21
Class T	28,367.22
Class B	2,566.28
Class C	26,868.22
Mega Cap Stock	4,669,765.18
Institutional Class	944,693.22
Class Z	44	.05*
	$ 5,746,426

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17,995 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,205,303.30%		$ 2,541

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,038 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities

Annual Report

7. Security Lending - continued

loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $89,556. During the period, there were no securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $8,939,500. The weighted average interest rate was .57%. The interest expense amounted to $283 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

Reimbursement
Class A	$ 125
Class T	56
Class B	4
Class C	50
Mega Cap Stock	11,993
Institutional Class	1,697
$ 13,925

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $6,711.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16,290 for the period.

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended June 30,	2014 A	2013
From net investment income
Class A	$ 295,572	$ 137,534
Class T	98,011	36,492
Class B	2,617	2,304
Class C	56,227	13,133
Mega Cap Stock	30,989,923	23,359,421
Institutional Class	4,262,259	4,026,605
Class Z	727	-
Total	$ 35,705,336	$ 27,575,489
From net realized gain
Class A	$ 453,140	$ -
Class T	181,208	-
Class B	13,697	-
Class C	173,595	-
Mega Cap Stock	35,870,113	-
Institutional Class	5,077,450	-
Class Z	1,488	-
Total	$ 41,770,691	$ -

A Distributions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to June 30, 2014.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended June 30,	2014 A	2013	2014 A	2013
Class A
Shares sold	3,913,806	1,001,677	$ 60,286,671	$ 12,394,211
Reinvestment of distributions	45,968	11,084	673,798	127,952
Shares redeemed	(725,328)	(279,053)	(11,077,893)	(3,495,724)
Net increase (decrease)	3,234,446	733,708	$ 49,882,576	$ 9,026,439
Class T
Shares sold	595,712	517,456	$ 8,877,747	$ 6,404,547
Reinvestment of distributions	18,863	3,084	276,847	35,826
Shares redeemed	(270,157)	(107,959)	(4,055,631)	(1,368,248)
Net increase (decrease)	344,418	412,581	$ 5,098,963	$ 5,072,125

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended June 30,	2014 A	2013	2014 A	2013
Class B
Shares sold	27,198	9,952	$ 400,691	$ 125,476
Reinvestment of distributions	1,081	196	15,861	2,261
Shares redeemed	(24,976)	(20,917)	(377,365)	(255,293)
Net increase (decrease)	3,303	(10,769)	$ 39,187	$ (127,556)
Class C
Shares sold	504,584	448,373	$ 7,460,222	$ 5,664,292
Reinvestment of distributions	15,230	988	221,741	11,494
Shares redeemed	(83,515)	(116,347)	(1,262,211)	(1,448,415)
Net increase (decrease)	436,299	333,014	$ 6,419,752	$ 4,227,371
Mega Cap Stock
Shares sold	53,817,396	84,998,537	$ 817,611,772	$ 1,035,668,817
Reinvestment of distributions	4,142,626	1,836,891	61,008,516	21,294,763
Shares redeemed	(46,852,676)	(39,801,746)	(705,756,204)	(498,490,773)
Net increase (decrease)	11,107,346	47,033,682	$ 172,864,084	$ 558,472,807
Institutional Class
Shares sold	19,497,644	11,389,839	$ 301,200,514	$ 129,734,591
Reinvestment of distributions	626,527	338,467	9,201,440	3,911,623
Shares redeemed	(2,047,800)	(4,517,962)	(31,155,657)	(57,335,322)
Net increase (decrease)	18,076,371	7,210,344	$ 279,246,297	$ 76,310,892
Class Z
Shares sold	6,988	-	$ 100,000	$ -
Reinvestment of distributions	150	-	2,215	-
Net increase (decrease)	7,138	-	$ 102,215	$ -

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to June 30, 2014.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers U.S. Opportunity Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Mega Cap Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Mega Cap Stock Fund (a fund of Fidelity Hastings Street Trust) at June 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Mega Cap Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 12, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 173 funds. Mr. Curvey oversees 397 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Mega Cap Stock Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	08/11/14	08/08/14	$0.098	$0.341
Class T	08/11/14	08/08/14	$0.065	$0.341
Class B	08/11/14	08/08/14	$0.000	$0.337
Class C	08/11/14	08/08/14	$0.035	$0.341

The fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2014, $119,836,862, or, if subsequently determined to be different, the net capital gain of such year.

Class A, Class T, Class B and Class C designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class T, Class B and Class C designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGII-UANN-0814
1.855226.106

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Mega Cap Stock

Fund - Institutional Class

Annual Report

June 30, 2014

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Mega Cap Stock Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2014	Past 1 year	Past 5 years	Past 10 Years
Institutional Class A, B	24.23%	19.67%	8.23%

A The initial offering of Institutional Class shares took place on February 5, 2008. Returns prior to February 5, 2008, are those of Fidelity® Mega Cap Stock Fund, the original class of the fund.

B Prior to December 1, 2007, the fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mega Cap Stock Fund - Institutional Class on June 30, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. See footnote A above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite intermittent volatility driven by geopolitical concerns, stocks posted a series of new highs during the 12 months ending June 30, 2014, amid a decidedly favorable environment for riskier assets. The S&P 500® Index rose 24.61% for the year, helped by a rise in consumer spending and the lowest unemployment rate since 2008. The U.S. Federal Reserve balanced stimulus reductions with continued low interest rates, aiding a broad advance. All 10 S&P 500® market sectors gained, seven by more than 20%. Materials (+33%) was tops, as investors seemed to anticipate sustained economic improvement and renewed infrastructure build-outs. Information technology (+32%) benefited from large cash balances, rising dividends and stock buybacks, and a bevy of innovations. Health care (+30%) was aided by new drugs and predictable reimbursements. Conversely, the biggest laggard, telecommunication services (+5%), battled slow growth and stiff pricing competition. Across size and style segments: overall, investors showed some preference for large-cap stocks over small-caps and growth stocks over value, although market leadership rotated during the year. With the "risk-on" trade alive and well, the growth-oriented Nasdaq Composite Index® flourished, advancing 31.17%, while the blue-chip Dow Jones Industrial AverageSM delivered a more subdued 15.56% return.

Comments from Matthew Fruhan, Portfolio Manager of Fidelity Advisor® Mega Cap Stock Fund: For the year, the fund's Class A, Class T, Class B and Class C shares gained 23.88%, 23.54%, 22.82% and 22.90%, respectively (excluding sales charges). For comparison, the mega-cap proxy Russell Top 200® Index returned 24.69% and the S&P 500® Index advanced 24.61%. Relative to the Russell index, it hurt the most to overweight big-box retailer Target, which was among the fund's biggest holdings. The lingering effects of the firm's troubled expansion into Canada and a holiday-season credit breach continued to weigh on the stock, but this weak stretch allowed me to add notable exposure at a valuation I liked. In January, I established an underweight stake in Facebook, which detracted as shares of the social-media giant outperformed. Stock selection and an overweight in financials detracted, including investment banks JPMorgan Chase and Citigroup, both of which were among the fund's largest holdings. Stock selection in consumer staples helped, including drugstore chain Walgreen, while an underweight in the underperforming shares of IBM added value.

Comments from Matthew Fruhan, Portfolio Manager of Fidelity Advisor® Mega Cap Stock Fund: For the year, the fund's Institutional Class shares gained 24.23%. By comparison, the mega-cap proxy Russell Top 200® Index returned 24.69% and the S&P 500® Index advanced 24.61%. Relative to the Russell index, it hurt the most to overweight big-box retailer Target, which was among the fund's biggest holdings. The lingering effects of the firm's troubled expansion into Canada and a holiday-season credit breach continued to weigh on the stock, but this weak stretch allowed me to add notable exposure at a valuation I liked. In January, I established an underweight stake in Facebook, which detracted as shares of the social-media giant outperformed. Stock selection and an overweight in financials detracted, including investment banks JPMorgan Chase and Citigroup, both of which were among the fund's largest holdings. Stock selection in consumer staples also helped, including drugstore chain Walgreen, while an underweight in the underperforming shares of IBM added value.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Class A	.95%
Actual		$ 1,000.00	$ 1,064.60	$ 4.86
Hypothetical A		$ 1,000.00	$ 1,020.08	$ 4.76
Class T	1.21%
Actual		$ 1,000.00	$ 1,063.20	$ 6.19
Hypothetical A		$ 1,000.00	$ 1,018.79	$ 6.06
Class B	1.75%
Actual		$ 1,000.00	$ 1,060.20	$ 8.94
Hypothetical A		$ 1,000.00	$ 1,016.12	$ 8.75
Class C	1.70%
Actual		$ 1,000.00	$ 1,060.50	$ 8.69
Hypothetical A		$ 1,000.00	$ 1,016.36	$ 8.50
Mega Cap Stock	.68%
Actual		$ 1,000.00	$ 1,066.10	$ 3.48
Hypothetical A		$ 1,000.00	$ 1,021.42	$ 3.41
Institutional Class	.71%
Actual		$ 1,000.00	$ 1,065.70	$ 3.64
Hypothetical A		$ 1,000.00	$ 1,021.27	$ 3.56
Class Z	.53%
Actual		$ 1,000.00	$ 1,066.30	$ 2.72
Hypothetical A		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.6	4.6
JPMorgan Chase & Co.	4.2	4.3
Microsoft Corp.	3.5	3.3
General Electric Co.	3.1	3.3
Chevron Corp.	2.6	2.2
Comcast Corp. Class A (special) (non-vtg.)	2.5	2.0
Verizon Communications, Inc.	2.3	1.2
Citigroup, Inc.	2.3	2.6
Bank of America Corp.	2.1	2.1
Target Corp.	2.0	1.9
	29.2
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.4	22.6
Financials	18.3	19.2
Energy	12.0	12.3
Consumer Staples	10.9	11.0
Health Care	9.9	11.1
Asset Allocation (% of fund's net assets)
As of June 30, 2014*		As of December 31, 2013**
	Stocks 98.2%		Stocks 98.8%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.8%		Short-Term Investments and Net Other Assets (Liabilities) 1.1%
* Foreign investments	10.7%	** Foreign investments	10.7%

Annual Report

Investments June 30, 2014

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	152,600	$ 15,372,924
Yum! Brands, Inc.	357,600	29,037,120
		44,410,044
Media - 4.6%
Comcast Corp. Class A (special) (non-vtg.) (d)	1,674,100	89,279,753
The Walt Disney Co.	169,000	14,490,060
Time Warner, Inc.	784,900	55,139,225
Twenty-First Century Fox, Inc. Class A	193,500	6,801,525
		165,710,563
Multiline Retail - 2.0%
Target Corp.	1,261,300	73,092,335
Specialty Retail - 1.5%
Lowe's Companies, Inc.	1,149,600	55,169,304
TOTAL CONSUMER DISCRETIONARY		338,382,246
CONSUMER STAPLES - 10.9%
Beverages - 3.7%
Diageo PLC	500,803	15,950,125
PepsiCo, Inc.	432,905	38,675,733
SABMiller PLC	312,289	18,107,213
The Coca-Cola Co.	1,476,100	62,527,596
		135,260,667
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	389,100	29,326,467
Walgreen Co.	511,897	37,946,925
		67,273,392
Food Products - 0.4%
Kellogg Co.	216,400	14,217,480
Household Products - 1.8%
Procter & Gamble Co.	818,700	64,341,633
Tobacco - 3.2%
British American Tobacco PLC sponsored ADR	519,400	61,850,152
Philip Morris International, Inc.	490,530	41,356,584
Reynolds American, Inc.	197,600	11,925,160
		115,131,896
TOTAL CONSUMER STAPLES		396,225,068
Common Stocks - continued
	Shares	Value
ENERGY - 12.0%
Energy Equipment & Services - 1.4%
National Oilwell Varco, Inc.	124,100	$ 10,219,635
Schlumberger Ltd.	344,800	40,669,160
		50,888,795
Oil, Gas & Consumable Fuels - 10.6%
Anadarko Petroleum Corp.	76,400	8,363,508
Apache Corp.	412,505	41,506,253
BG Group PLC	1,699,000	35,909,707
Canadian Natural Resources Ltd.	568,600	26,126,665
Chevron Corp.	715,700	93,434,635
Exxon Mobil Corp.	358,271	36,070,724
Imperial Oil Ltd.	373,900	19,703,291
Occidental Petroleum Corp.	521,300	53,501,019
Suncor Energy, Inc.	948,700	40,453,446
The Williams Companies, Inc.	510,200	29,698,742
		384,767,990
TOTAL ENERGY		435,656,785
FINANCIALS - 18.3%
Banks - 12.5%
Bank of America Corp.	5,029,700	77,306,489
Citigroup, Inc.	1,809,370	85,221,327
JPMorgan Chase & Co.	2,701,500	155,660,430
PNC Financial Services Group, Inc.	239,800	21,354,190
Standard Chartered PLC (United Kingdom)	1,566,208	32,004,076
U.S. Bancorp	732,800	31,744,896
Wells Fargo & Co.	1,022,730	53,754,689
		457,046,097
Capital Markets - 3.1%
BlackRock, Inc. Class A	19,000	6,072,400
Charles Schwab Corp.	982,100	26,447,953
Goldman Sachs Group, Inc.	22,700	3,800,888
Morgan Stanley, Inc.	1,186,000	38,343,380
State Street Corp.	568,900	38,264,214
		112,928,835
Diversified Financial Services - 0.1%
IntercontinentalExchange Group, Inc.	10,500	1,983,450
Insurance - 2.6%
AIA Group Ltd.	92,200	463,355
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	637,100	$ 34,772,918
Marsh & McLennan Companies, Inc.	213,580	11,067,716
MetLife, Inc.	849,095	47,175,718
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	101,500	785,766
		94,265,473
TOTAL FINANCIALS		666,223,855
HEALTH CARE - 9.9%
Biotechnology - 1.3%
Amgen, Inc.	318,690	37,723,335
Biogen Idec, Inc. (a)	34,200	10,783,602
		48,506,937
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	465,100	19,022,590
Stryker Corp.	96,100	8,103,152
		27,125,742
Health Care Providers & Services - 2.5%
Express Scripts Holding Co. (a)	318,907	22,109,822
McKesson Corp.	202,400	37,688,904
UnitedHealth Group, Inc.	400,048	32,703,924
		92,502,650
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.	94,500	11,151,000
Pharmaceuticals - 5.0%
AbbVie, Inc.	243,900	13,765,716
GlaxoSmithKline PLC sponsored ADR	619,000	33,104,120
Johnson & Johnson	565,900	59,204,458
Merck & Co., Inc.	477,300	27,611,805
Novartis AG sponsored ADR	170,400	15,426,312
Sanofi SA	80,024	8,505,715
Teva Pharmaceutical Industries Ltd. sponsored ADR	487,200	25,539,024
		183,157,150
TOTAL HEALTH CARE		362,443,479
INDUSTRIALS - 9.4%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	118,700	11,033,165
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	309,000	$ 39,314,070
United Technologies Corp.	176,200	20,342,290
		70,689,525
Air Freight & Logistics - 1.8%
FedEx Corp.	117,800	17,832,564
United Parcel Service, Inc. Class B	475,000	48,763,500
		66,596,064
Industrial Conglomerates - 3.4%
Danaher Corp.	146,570	11,539,456
General Electric Co.	4,323,800	113,629,464
		125,168,920
Machinery - 0.3%
Caterpillar, Inc.	86,500	9,399,955
Road & Rail - 2.0%
CSX Corp.	1,160,700	35,761,167
Norfolk Southern Corp.	207,800	21,409,634
Union Pacific Corp.	148,190	14,781,953
		71,952,754
TOTAL INDUSTRIALS		343,807,218
INFORMATION TECHNOLOGY - 23.4%
Communications Equipment - 3.1%
Cisco Systems, Inc.	2,773,400	68,918,990
QUALCOMM, Inc.	531,900	42,126,480
		111,045,470
Internet Software & Services - 4.2%
Facebook, Inc. Class A (a)	103,597	6,971,042
Google, Inc.:
Class A (a)	109,350	63,933,665
Class C (a)	95,750	55,083,060
Yahoo!, Inc. (a)	781,639	27,458,978
		153,446,745
IT Services - 3.8%
Accenture PLC Class A	69,100	5,586,044
Cognizant Technology Solutions Corp. Class A (a)	523,400	25,599,494
IBM Corp.	156,000	28,278,120
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	555,900	$ 40,841,973
Visa, Inc. Class A	187,100	39,423,841
		139,729,472
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	699,625	15,776,544
Broadcom Corp. Class A	973,036	36,119,096
		51,895,640
Software - 5.3%
Adobe Systems, Inc. (a)	253,200	18,321,552
Microsoft Corp.	3,024,500	126,121,650
Oracle Corp.	899,900	36,472,947
salesforce.com, Inc. (a)	199,200	11,569,536
		192,485,685
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	1,808,507	168,064,558
EMC Corp.	1,051,000	27,683,340
First Data Holdings, Inc. Class B (e)	2,429,231	9,716,924
		205,464,822
TOTAL INFORMATION TECHNOLOGY		854,067,834
MATERIALS - 2.7%
Chemicals - 2.1%
E.I. du Pont de Nemours & Co.	333,900	21,850,416
Monsanto Co.	315,310	39,331,769
Syngenta AG (Switzerland)	43,089	15,919,199
		77,101,384
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc.	538,000	19,637,000
TOTAL MATERIALS		96,738,384
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
Verizon Communications, Inc.	1,743,725	85,320,464
TOTAL COMMON STOCKS (Cost $2,718,899,411)		3,578,865,333
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	74,761,932	$ 74,761,932
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	22,517,000	22,517,000
TOTAL MONEY MARKET FUNDS (Cost $97,278,932)		97,278,932
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $2,816,178,343)		3,676,144,265
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(30,832,045)
NET ASSETS - 100%		$ 3,645,312,220
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,716,924 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 9,716,924
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,717
Fidelity Securities Lending Cash Central Fund	89,556
Total	$ 117,273
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 338,382,246	$ 338,382,246	$ -	$ -
Consumer Staples	396,225,068	380,274,943	15,950,125	-
Energy	435,656,785	435,656,785	-	-
Financials	666,223,855	666,223,855	-	-
Health Care	362,443,479	353,937,764	8,505,715	-
Industrials	343,807,218	343,807,218	-	-
Information Technology	854,067,834	844,350,910	-	9,716,924
Materials	96,738,384	80,819,185	15,919,199	-
Telecommunication Services	85,320,464	85,320,464	-	-
Money Market Funds	97,278,932	97,278,932	-	-
Total Investments in Securities:	$ 3,676,144,265	$ 3,626,052,302	$ 40,375,039	$ 9,716,924
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.3%
United Kingdom	5.4%
Canada	2.4%
Curacao	1.1%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014

Assets
Investment in securities, at value (including securities loaned of $21,833,302) - See accompanying schedule: Unaffiliated issuers (cost $2,718,899,411)	$ 3,578,865,333
Fidelity Central Funds (cost $97,278,932)	97,278,932
Total Investments (cost $2,816,178,343)		$ 3,676,144,265
Receivable for investments sold		6,265,877
Receivable for fund shares sold		5,281,399
Dividends receivable		4,490,136
Distributions receivable from Fidelity Central Funds		19,236
Receivable from investment adviser for expense reductions		386
Other receivables		124,808
Total assets		3,692,326,107

Liabilities
Payable for investments purchased	$ 19,178,333
Payable for fund shares redeemed	3,159,924
Accrued management fee	1,355,067
Distribution and service plan fees payable	36,521
Other affiliated payables	644,371
Other payables and accrued expenses	122,671
Collateral on securities loaned, at value	22,517,000
Total liabilities		47,013,887

Net Assets		$ 3,645,312,220
Net Assets consist of:
Paid in capital		$ 2,686,009,603
Undistributed net investment income		25,146,366
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		74,183,358
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		859,972,893
Net Assets		$ 3,645,312,220

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($77,335,409 ÷ 4,739,947 shares)	$ 16.32

Maximum offering price per share (100/94.25 of $16.32)	$ 17.32
Class T: Net Asset Value and redemption price per share ($15,728,415 ÷ 964,584 shares)	$ 16.31

Maximum offering price per share (100/96.50 of $16.31)	$ 16.90
Class B: Net Asset Value and offering price per share ($918,549 ÷ 56,656 shares)A	$ 16.21

Class C: Net Asset Value and offering price per share ($16,599,716 ÷ 1,029,726 shares)A	$ 16.12

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($2,860,197,294 ÷ 173,984,386 shares)	$ 16.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($674,415,747 ÷ 41,154,574 shares)	$ 16.39

Class Z: Net Asset Value, offering price and redemption price per share ($117,090 ÷ 7,138 shares)	$ 16.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2014

Investment Income
Dividends		$ 64,598,075
Interest		3
Income from Fidelity Central Funds		117,273
Total income		64,715,351

Expenses
Management fee	$ 13,636,133
Transfer agent fees	5,746,426
Distribution and service plan fees	284,809
Accounting and security lending fees	887,108
Custodian fees and expenses	71,971
Independent trustees' compensation	12,515
Registration fees	231,217
Audit	55,093
Legal	11,095
Interest	2,824
Miscellaneous	22,803
Total expenses before reductions	20,961,994
Expense reductions	(36,926)	20,925,068
Net investment income (loss)		43,790,283
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	143,561,768
Foreign currency transactions	(8,194)
Total net realized gain (loss)		143,553,574
Change in net unrealized appreciation (depreciation) on: Investment securities	457,006,470
Assets and liabilities in foreign currencies	12,169
Total change in net unrealized appreciation (depreciation)		457,018,639
Net gain (loss)		600,572,213
Net increase (decrease) in net assets resulting from operations		$ 644,362,496

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2014	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,790,283	$ 35,288,813
Net realized gain (loss)	143,553,574	104,876,418
Change in net unrealized appreciation (depreciation)	457,018,639	321,854,450
Net increase (decrease) in net assets resulting from operations	644,362,496	462,019,681
Distributions to shareholders from net investment income	(35,705,336)	(27,575,489)
Distributions to shareholders from net realized gain	(41,770,691)	-
Total distributions	(77,476,027)	(27,575,489)
Share transactions - net increase (decrease)	513,653,074	652,982,078
Total increase (decrease) in net assets	1,080,539,543	1,087,426,270

Net Assets
Beginning of period	2,564,772,677	1,477,346,407
End of period (including undistributed net investment income of $25,146,366 and undistributed net investment income of $17,061,419, respectively)	$ 3,645,312,220	$ 2,564,772,677

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 11.05	$ 10.37	$ 8.07	$ 7.20
Income from Investment Operations
Net investment income (loss) C	.18	.17	.13	.07	.06
Net realized and unrealized gain (loss)	3.00	2.43	.64	2.28	.92
Total from investment operations	3.18	2.60	.77	2.35	.98
Distributions from net investment income	(.16)	(.14)	(.09)	(.05)	(.11)
Distributions from net realized gain	(.21)	-	-	-	-
Total distributions	(.37)	(.14)	(.09)	(.05)	(.11)
Net asset value, end of period	$ 16.32	$ 13.51	$ 11.05	$ 10.37	$ 8.07
Total ReturnA, B	23.88%	23.78%	7.57%	29.23%	13.65%
Ratios to Average Net Assets D, F
Expenses before reductions	.96%	.98%	1.02%	1.06%	1.10%
Expenses net of fee waivers, if any	.96%	.98%	1.02%	1.06%	1.10%
Expenses net of all reductions	.96%	.98%	1.02%	1.06%	1.10%
Net investment income (loss)	1.19%	1.37%	1.28%	.76%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,335	$ 20,336	$ 8,527	$ 4,169	$ 2,238
Portfolio turnover rateE	28%	29%	57%	53%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 11.05	$ 10.38	$ 8.07	$ 7.20
Income from Investment Operations
Net investment income (loss) C	.14	.14	.10	.05	.03
Net realized and unrealized gain (loss)	3.00	2.43	.64	2.29	.93
Total from investment operations	3.14	2.57	.74	2.34	.96
Distributions from net investment income	(.13)	(.11)	(.07)	(.03)	(.09)
Distributions from net realized gain	(.21)	-	-	-	-
Total distributions	(.34)	(.11)	(.07)	(.03)	(.09)
Net asset value, end of period	$ 16.31	$ 13.51	$ 11.05	$ 10.38	$ 8.07
Total ReturnA, B	23.54%	23.44%	7.19%	29.08%	13.32%
Ratios to Average Net Assets D, F
Expenses before reductions	1.22%	1.26%	1.32%	1.32%	1.36%
Expenses net of fee waivers, if any	1.22%	1.26%	1.32%	1.32%	1.36%
Expenses net of all reductions	1.22%	1.26%	1.32%	1.32%	1.35%
Net investment income (loss)	.92%	1.09%	.98%	.50%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,728	$ 8,377	$ 2,293	$ 1,682	$ 1,073
Portfolio turnover rateE	28%	29%	57%	53%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.43	$ 10.97	$ 10.30	$ 8.02	$ 7.19
Income from Investment Operations
Net investment income (loss) C	.06	.07	.05	- H	(.01)
Net realized and unrealized gain (loss)	2.98	2.43	.63	2.28	.92
Total from investment operations	3.04	2.50	.68	2.28	.91
Distributions from net investment income	(.04)	(.04)	(.01)	-	(.08)
Distributions from net realized gain	(.21)	-	-	-	-
Total distributions	(.26) I	(.04)	(.01)	-	(.08)
Net asset value, end of period	$ 16.21	$ 13.43	$ 10.97	$ 10.30	$ 8.02
Total ReturnA, B	22.82%	22.83%	6.62%	28.43%	12.60%
Ratios to Average Net Assets D, G
Expenses before reductions	1.78%	1.80%	1.82%	1.83%	1.88%
Expenses net of fee waivers, if any	1.78%	1.80%	1.82%	1.83%	1.88%
Expenses net of all reductions	1.78%	1.80%	1.81%	1.82%	1.88%
Net investment income (loss)	.37%	.55%	.49%	.00% F	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 919	$ 716	$ 704	$ 764	$ 667
Portfolio turnover rateE	28%	29%	57%	53%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.213 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 10.93	$ 10.28	$ 8.01	$ 7.16
Income from Investment Operations
Net investment income (loss) C	.06	.07	.05	- G	(.01)
Net realized and unrealized gain (loss)	2.97	2.42	.64	2.27	.92
Total from investment operations	3.03	2.49	.69	2.27	.91
Distributions from net investment income	(.08)	(.04)	(.04)	-	(.06)
Distributions from net realized gain	(.21)	-	-	-	-
Total distributions	(.29)	(.04)	(.04)	-	(.06)
Net asset value, end of period	$ 16.12	$ 13.38	$ 10.93	$ 10.28	$ 8.01
Total ReturnA, B	22.90%	22.83%	6.74%	28.34%	12.72%
Ratios to Average Net Assets D, F
Expenses before reductions	1.71%	1.75%	1.79%	1.81%	1.86%
Expenses net of fee waivers, if any	1.71%	1.75%	1.79%	1.81%	1.86%
Expenses net of all reductions	1.71%	1.75%	1.79%	1.81%	1.85%
Net investment income (loss)	.43%	.59%	.51%	.01%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,600	$ 7,938	$ 2,845	$ 1,913	$ 807
Portfolio turnover rateE	28%	29%	57%	53%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Mega Cap Stock

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.60	$ 11.11	$ 10.43	$ 8.11	$ 7.23
Income from Investment Operations
Net investment income (loss) B	.22	.20	.16	.10	.08
Net realized and unrealized gain (loss)	3.02	2.46	.64	2.29	.93
Total from investment operations	3.24	2.66	.80	2.39	1.01
Distributions from net investment income	(.19)	(.17)	(.12)	(.07)	(.13)
Distributions from net realized gain	(.21)	-	-	-	-
Total distributions	(.40)	(.17)	(.12)	(.07)	(.13)
Net asset value, end of period	$ 16.44	$ 13.60	$ 11.11	$ 10.43	$ 8.11
Total ReturnA	24.18%	24.17%	7.83%	29.61%	13.93%
Ratios to Average Net Assets C, E
Expenses before reductions	.68%	.70%	.76%	.79%	.81%
Expenses net of fee waivers, if any	.68%	.70%	.76%	.79%	.80%
Expenses net of all reductions	.68%	.70%	.75%	.78%	.79%
Net investment income (loss)	1.47%	1.64%	1.55%	1.04%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,860,197	$ 2,214,592	$ 1,287,144	$ 785,233	$ 500,407
Portfolio turnover rateD	28%	29%	57%	53%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 11.08	$ 10.40	$ 8.09	$ 7.22
Income from Investment Operations
Net investment income (loss) B	.22	.20	.16	.10	.08
Net realized and unrealized gain (loss)	3.02	2.44	.63	2.30	.92
Total from investment operations	3.24	2.64	.79	2.40	1.00
Distributions from net investment income	(.18)	(.17)	(.11)	(.09)	(.13)
Distributions from net realized gain	(.21)	-	-	-	-
Total distributions	(.40) F	(.17)	(.11)	(.09)	(.13)
Net asset value, end of period	$ 16.39	$ 13.55	$ 11.08	$ 10.40	$ 8.09
Total ReturnA	24.23%	24.06%	7.77%	29.74%	13.89%
Ratios to Average Net Assets C, E
Expenses before reductions	.71%	.74%	.78%	.79%	.88%
Expenses net of fee waivers, if any	.71%	.74%	.78%	.79%	.88%
Expenses net of all reductions	.71%	.74%	.77%	.78%	.87%
Net investment income (loss)	1.43%	1.61%	1.53%	1.04%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 674,416	$ 312,814	$ 175,833	$ 136,768	$ 1,568
Portfolio turnover rateD	28%	29%	57%	53%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class Z

Year ended June 30,	2014 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.31
Income from Investment Operations
Net investment income (loss) D	.21
Net realized and unrealized gain (loss)	2.20
Total from investment operations	2.41
Distributions from net investment income	(.10)
Distributions from net realized gain	(.21)
Total distributions	(.32) I
Net asset value, end of period	$ 16.40
Total ReturnB, C	17.06%
Ratios to Average Net Assets E, H
Expenses before reductions	.54%A
Expenses net of fee waivers, if any	.54%A
Expenses net of all reductions	.54%A
Net investment income (loss)	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117
Portfolio turnover rateF	28% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to June 30, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operation periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.32 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.213 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2014

1. Organization.

Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on August 13, 2013. The Fund offers Class A, Class T, Class C, Mega Cap Stock, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, capital loss carryforwards, and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 868,594,923
Gross unrealized depreciation	(16,059,631)
Net unrealized appreciation (depreciation) on securities and other investments	$ 852,535,292

Tax Cost	$ 2,823,608,973

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 28,109,862
Undistributed long-term capital gain	$ 78,650,493
Net unrealized appreciation (depreciation)	$ 852,542,261

The tax character of distributions paid was as follows:

	June 30, 2014	June 30, 2013
Ordinary Income	$ 36,293,656	$ 27,575,489
Long-term Capital Gains	41,182,371
Total	$ 77,476,027	$ 27,575,489

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,277,032,508 and $853,056,484, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 87,546	$ 3,362
Class T	.25%	.25%	63,304	232
Class B	.75%	.25%	9,175	6,896
Class C	.75%	.25%	124,784	55,523
			$ 284,809	$ 66,013

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,530
Class T	3,915
Class B*	699
Class C*	897
$ 26,041

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 74,123.21
Class T	28,367.22
Class B	2,566.28
Class C	26,868.22
Mega Cap Stock	4,669,765.18
Institutional Class	944,693.22
Class Z	44	.05*
	$ 5,746,426

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17,995 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,205,303.30%		$ 2,541

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,038 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities

Annual Report

7. Security Lending - continued

loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $89,556. During the period, there were no securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $8,939,500. The weighted average interest rate was .57%. The interest expense amounted to $283 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

Reimbursement
Class A	$ 125
Class T	56
Class B	4
Class C	50
Mega Cap Stock	11,993
Institutional Class	1,697
$ 13,925

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $6,711.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16,290 for the period.

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended June 30,	2014 A	2013
From net investment income
Class A	$ 295,572	$ 137,534
Class T	98,011	36,492
Class B	2,617	2,304
Class C	56,227	13,133
Mega Cap Stock	30,989,923	23,359,421
Institutional Class	4,262,259	4,026,605
Class Z	727	-
Total	$ 35,705,336	$ 27,575,489
From net realized gain
Class A	$ 453,140	$ -
Class T	181,208	-
Class B	13,697	-
Class C	173,595	-
Mega Cap Stock	35,870,113	-
Institutional Class	5,077,450	-
Class Z	1,488	-
Total	$ 41,770,691	$ -

A Distributions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to June 30, 2014.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended June 30,	2014 A	2013	2014 A	2013
Class A
Shares sold	3,913,806	1,001,677	$ 60,286,671	$ 12,394,211
Reinvestment of distributions	45,968	11,084	673,798	127,952
Shares redeemed	(725,328)	(279,053)	(11,077,893)	(3,495,724)
Net increase (decrease)	3,234,446	733,708	$ 49,882,576	$ 9,026,439
Class T
Shares sold	595,712	517,456	$ 8,877,747	$ 6,404,547
Reinvestment of distributions	18,863	3,084	276,847	35,826
Shares redeemed	(270,157)	(107,959)	(4,055,631)	(1,368,248)
Net increase (decrease)	344,418	412,581	$ 5,098,963	$ 5,072,125

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended June 30,	2014 A	2013	2014 A	2013
Class B
Shares sold	27,198	9,952	$ 400,691	$ 125,476
Reinvestment of distributions	1,081	196	15,861	2,261
Shares redeemed	(24,976)	(20,917)	(377,365)	(255,293)
Net increase (decrease)	3,303	(10,769)	$ 39,187	$ (127,556)
Class C
Shares sold	504,584	448,373	$ 7,460,222	$ 5,664,292
Reinvestment of distributions	15,230	988	221,741	11,494
Shares redeemed	(83,515)	(116,347)	(1,262,211)	(1,448,415)
Net increase (decrease)	436,299	333,014	$ 6,419,752	$ 4,227,371
Mega Cap Stock
Shares sold	53,817,396	84,998,537	$ 817,611,772	$ 1,035,668,817
Reinvestment of distributions	4,142,626	1,836,891	61,008,516	21,294,763
Shares redeemed	(46,852,676)	(39,801,746)	(705,756,204)	(498,490,773)
Net increase (decrease)	11,107,346	47,033,682	$ 172,864,084	$ 558,472,807
Institutional Class
Shares sold	19,497,644	11,389,839	$ 301,200,514	$ 129,734,591
Reinvestment of distributions	626,527	338,467	9,201,440	3,911,623
Shares redeemed	(2,047,800)	(4,517,962)	(31,155,657)	(57,335,322)
Net increase (decrease)	18,076,371	7,210,344	$ 279,246,297	$ 76,310,892
Class Z
Shares sold	6,988	-	$ 100,000	$ -
Reinvestment of distributions	150	-	2,215	-
Net increase (decrease)	7,138	-	$ 102,215	$ -

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to June 30, 2014.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers U.S. Opportunity Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Mega Cap Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Mega Cap Stock Fund (a fund of Fidelity Hastings Street Trust) at June 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Mega Cap Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 12, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 173 funds. Mr. Curvey oversees 397 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Mega Cap Stock Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	08/11/14	08/08/14	$0.056	$0.341

The fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2014, $119,836,862, or, if subsequently determined to be different, the net capital gain of such year.

Institutional Class designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGIII-UANN-0814
1.855219.106

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Mega Cap Stock

Fund - Class Z

Annual Report

June 30, 2014

(Fidelity Cover Art)

Class Z
is a class of Fidelity®
Mega Cap Stock Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2014	Past 1 year	Past 5 years	Past 10 Years
Class Z A, B	24.40%	19.70%	8.24%

A The initial offering of Class Z shares took place on August 13, 2013. Returns between February 5, 2008 and August 13, 2013 are those of Institutional Class. Returns prior to February 5, 2008, are those of Fidelity® Mega Cap Stock Fund, the original class of the fund.

B Prior to December 1, 2007, the fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mega Cap Stock Fund - Class Z on June 30, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. See footnote A above for additional information regarding the performance of Class Z.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite intermittent volatility driven by geopolitical concerns, stocks posted a series of new highs during the 12 months ending June 30, 2014, amid a decidedly favorable environment for riskier assets. The S&P 500® Index rose 24.61% for the year, helped by a rise in consumer spending and the lowest unemployment rate since 2008. The U.S. Federal Reserve balanced stimulus reductions with continued low interest rates, aiding a broad advance. All 10 S&P 500® market sectors gained, seven by more than 20%. Materials (+33%) was tops, as investors seemed to anticipate sustained economic improvement and renewed infrastructure build-outs. Information technology (+32%) benefited from large cash balances, rising dividends and stock buybacks, and a bevy of innovations. Health care (+30%) was aided by new drugs and predictable reimbursements. Conversely, the biggest laggard, telecommunication services (+5%), battled slow growth and stiff pricing competition. Across size and style segments: overall, investors showed some preference for large-cap stocks over small-caps and growth stocks over value, although market leadership rotated during the year. With the "risk-on" trade alive and well, the growth-oriented Nasdaq Composite Index® flourished, advancing 31.17%, while the blue-chip Dow Jones Industrial AverageSM delivered a more subdued 15.56% return.

Comments from Matthew Fruhan, Portfolio Manager of Fidelity Advisor® Mega Cap Stock Fund: For the year, the fund's Class Z shares performed in line with the 24.69% and 24.61% returns of the mega-cap proxy Russell Top 200® Index and S&P 500® Index, respectively. (For specific class-level results, please refer to the performance section of this report.) Relative to the Russell index, it hurt the most to overweight big-box retailer Target, which was among the fund's biggest holdings. The lingering effects of the firm's troubled expansion into Canada and a holiday-season credit breach continued to weigh on the stock, but this weak stretch allowed me to add notable exposure at a valuation I liked. In January, I established an underweight stake in Facebook, which detracted as shares of the social-media giant outperformed. Stock selection and an overweight in financials detracted, including investment banks JPMorgan Chase and Citigroup, both of which were among the fund's largest holdings. Stock selection in consumer staples helped, including drugstore chain Walgreen, while an underweight in the underperforming shares of IBM added value.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Class A	.95%
Actual		$ 1,000.00	$ 1,064.60	$ 4.86
Hypothetical A		$ 1,000.00	$ 1,020.08	$ 4.76
Class T	1.21%
Actual		$ 1,000.00	$ 1,063.20	$ 6.19
Hypothetical A		$ 1,000.00	$ 1,018.79	$ 6.06
Class B	1.75%
Actual		$ 1,000.00	$ 1,060.20	$ 8.94
Hypothetical A		$ 1,000.00	$ 1,016.12	$ 8.75
Class C	1.70%
Actual		$ 1,000.00	$ 1,060.50	$ 8.69
Hypothetical A		$ 1,000.00	$ 1,016.36	$ 8.50
Mega Cap Stock	.68%
Actual		$ 1,000.00	$ 1,066.10	$ 3.48
Hypothetical A		$ 1,000.00	$ 1,021.42	$ 3.41
Institutional Class	.71%
Actual		$ 1,000.00	$ 1,065.70	$ 3.64
Hypothetical A		$ 1,000.00	$ 1,021.27	$ 3.56
Class Z	.53%
Actual		$ 1,000.00	$ 1,066.30	$ 2.72
Hypothetical A		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.6	4.6
JPMorgan Chase & Co.	4.2	4.3
Microsoft Corp.	3.5	3.3
General Electric Co.	3.1	3.3
Chevron Corp.	2.6	2.2
Comcast Corp. Class A (special) (non-vtg.)	2.5	2.0
Verizon Communications, Inc.	2.3	1.2
Citigroup, Inc.	2.3	2.6
Bank of America Corp.	2.1	2.1
Target Corp.	2.0	1.9
	29.2
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.4	22.6
Financials	18.3	19.2
Energy	12.0	12.3
Consumer Staples	10.9	11.0
Health Care	9.9	11.1
Asset Allocation (% of fund's net assets)
As of June 30, 2014*		As of December 31, 2013**
	Stocks 98.2%		Stocks 98.8%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.8%		Short-Term Investments and Net Other Assets (Liabilities) 1.1%
* Foreign investments	10.7%	** Foreign investments	10.7%

Annual Report

Investments June 30, 2014

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	152,600	$ 15,372,924
Yum! Brands, Inc.	357,600	29,037,120
		44,410,044
Media - 4.6%
Comcast Corp. Class A (special) (non-vtg.) (d)	1,674,100	89,279,753
The Walt Disney Co.	169,000	14,490,060
Time Warner, Inc.	784,900	55,139,225
Twenty-First Century Fox, Inc. Class A	193,500	6,801,525
		165,710,563
Multiline Retail - 2.0%
Target Corp.	1,261,300	73,092,335
Specialty Retail - 1.5%
Lowe's Companies, Inc.	1,149,600	55,169,304
TOTAL CONSUMER DISCRETIONARY		338,382,246
CONSUMER STAPLES - 10.9%
Beverages - 3.7%
Diageo PLC	500,803	15,950,125
PepsiCo, Inc.	432,905	38,675,733
SABMiller PLC	312,289	18,107,213
The Coca-Cola Co.	1,476,100	62,527,596
		135,260,667
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	389,100	29,326,467
Walgreen Co.	511,897	37,946,925
		67,273,392
Food Products - 0.4%
Kellogg Co.	216,400	14,217,480
Household Products - 1.8%
Procter & Gamble Co.	818,700	64,341,633
Tobacco - 3.2%
British American Tobacco PLC sponsored ADR	519,400	61,850,152
Philip Morris International, Inc.	490,530	41,356,584
Reynolds American, Inc.	197,600	11,925,160
		115,131,896
TOTAL CONSUMER STAPLES		396,225,068
Common Stocks - continued
	Shares	Value
ENERGY - 12.0%
Energy Equipment & Services - 1.4%
National Oilwell Varco, Inc.	124,100	$ 10,219,635
Schlumberger Ltd.	344,800	40,669,160
		50,888,795
Oil, Gas & Consumable Fuels - 10.6%
Anadarko Petroleum Corp.	76,400	8,363,508
Apache Corp.	412,505	41,506,253
BG Group PLC	1,699,000	35,909,707
Canadian Natural Resources Ltd.	568,600	26,126,665
Chevron Corp.	715,700	93,434,635
Exxon Mobil Corp.	358,271	36,070,724
Imperial Oil Ltd.	373,900	19,703,291
Occidental Petroleum Corp.	521,300	53,501,019
Suncor Energy, Inc.	948,700	40,453,446
The Williams Companies, Inc.	510,200	29,698,742
		384,767,990
TOTAL ENERGY		435,656,785
FINANCIALS - 18.3%
Banks - 12.5%
Bank of America Corp.	5,029,700	77,306,489
Citigroup, Inc.	1,809,370	85,221,327
JPMorgan Chase & Co.	2,701,500	155,660,430
PNC Financial Services Group, Inc.	239,800	21,354,190
Standard Chartered PLC (United Kingdom)	1,566,208	32,004,076
U.S. Bancorp	732,800	31,744,896
Wells Fargo & Co.	1,022,730	53,754,689
		457,046,097
Capital Markets - 3.1%
BlackRock, Inc. Class A	19,000	6,072,400
Charles Schwab Corp.	982,100	26,447,953
Goldman Sachs Group, Inc.	22,700	3,800,888
Morgan Stanley, Inc.	1,186,000	38,343,380
State Street Corp.	568,900	38,264,214
		112,928,835
Diversified Financial Services - 0.1%
IntercontinentalExchange Group, Inc.	10,500	1,983,450
Insurance - 2.6%
AIA Group Ltd.	92,200	463,355
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	637,100	$ 34,772,918
Marsh & McLennan Companies, Inc.	213,580	11,067,716
MetLife, Inc.	849,095	47,175,718
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	101,500	785,766
		94,265,473
TOTAL FINANCIALS		666,223,855
HEALTH CARE - 9.9%
Biotechnology - 1.3%
Amgen, Inc.	318,690	37,723,335
Biogen Idec, Inc. (a)	34,200	10,783,602
		48,506,937
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	465,100	19,022,590
Stryker Corp.	96,100	8,103,152
		27,125,742
Health Care Providers & Services - 2.5%
Express Scripts Holding Co. (a)	318,907	22,109,822
McKesson Corp.	202,400	37,688,904
UnitedHealth Group, Inc.	400,048	32,703,924
		92,502,650
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.	94,500	11,151,000
Pharmaceuticals - 5.0%
AbbVie, Inc.	243,900	13,765,716
GlaxoSmithKline PLC sponsored ADR	619,000	33,104,120
Johnson & Johnson	565,900	59,204,458
Merck & Co., Inc.	477,300	27,611,805
Novartis AG sponsored ADR	170,400	15,426,312
Sanofi SA	80,024	8,505,715
Teva Pharmaceutical Industries Ltd. sponsored ADR	487,200	25,539,024
		183,157,150
TOTAL HEALTH CARE		362,443,479
INDUSTRIALS - 9.4%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	118,700	11,033,165
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	309,000	$ 39,314,070
United Technologies Corp.	176,200	20,342,290
		70,689,525
Air Freight & Logistics - 1.8%
FedEx Corp.	117,800	17,832,564
United Parcel Service, Inc. Class B	475,000	48,763,500
		66,596,064
Industrial Conglomerates - 3.4%
Danaher Corp.	146,570	11,539,456
General Electric Co.	4,323,800	113,629,464
		125,168,920
Machinery - 0.3%
Caterpillar, Inc.	86,500	9,399,955
Road & Rail - 2.0%
CSX Corp.	1,160,700	35,761,167
Norfolk Southern Corp.	207,800	21,409,634
Union Pacific Corp.	148,190	14,781,953
		71,952,754
TOTAL INDUSTRIALS		343,807,218
INFORMATION TECHNOLOGY - 23.4%
Communications Equipment - 3.1%
Cisco Systems, Inc.	2,773,400	68,918,990
QUALCOMM, Inc.	531,900	42,126,480
		111,045,470
Internet Software & Services - 4.2%
Facebook, Inc. Class A (a)	103,597	6,971,042
Google, Inc.:
Class A (a)	109,350	63,933,665
Class C (a)	95,750	55,083,060
Yahoo!, Inc. (a)	781,639	27,458,978
		153,446,745
IT Services - 3.8%
Accenture PLC Class A	69,100	5,586,044
Cognizant Technology Solutions Corp. Class A (a)	523,400	25,599,494
IBM Corp.	156,000	28,278,120
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	555,900	$ 40,841,973
Visa, Inc. Class A	187,100	39,423,841
		139,729,472
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	699,625	15,776,544
Broadcom Corp. Class A	973,036	36,119,096
		51,895,640
Software - 5.3%
Adobe Systems, Inc. (a)	253,200	18,321,552
Microsoft Corp.	3,024,500	126,121,650
Oracle Corp.	899,900	36,472,947
salesforce.com, Inc. (a)	199,200	11,569,536
		192,485,685
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	1,808,507	168,064,558
EMC Corp.	1,051,000	27,683,340
First Data Holdings, Inc. Class B (e)	2,429,231	9,716,924
		205,464,822
TOTAL INFORMATION TECHNOLOGY		854,067,834
MATERIALS - 2.7%
Chemicals - 2.1%
E.I. du Pont de Nemours & Co.	333,900	21,850,416
Monsanto Co.	315,310	39,331,769
Syngenta AG (Switzerland)	43,089	15,919,199
		77,101,384
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc.	538,000	19,637,000
TOTAL MATERIALS		96,738,384
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
Verizon Communications, Inc.	1,743,725	85,320,464
TOTAL COMMON STOCKS (Cost $2,718,899,411)		3,578,865,333
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	74,761,932	$ 74,761,932
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	22,517,000	22,517,000
TOTAL MONEY MARKET FUNDS (Cost $97,278,932)		97,278,932
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $2,816,178,343)		3,676,144,265
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(30,832,045)
NET ASSETS - 100%		$ 3,645,312,220
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,716,924 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 9,716,924
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,717
Fidelity Securities Lending Cash Central Fund	89,556
Total	$ 117,273
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 338,382,246	$ 338,382,246	$ -	$ -
Consumer Staples	396,225,068	380,274,943	15,950,125	-
Energy	435,656,785	435,656,785	-	-
Financials	666,223,855	666,223,855	-	-
Health Care	362,443,479	353,937,764	8,505,715	-
Industrials	343,807,218	343,807,218	-	-
Information Technology	854,067,834	844,350,910	-	9,716,924
Materials	96,738,384	80,819,185	15,919,199	-
Telecommunication Services	85,320,464	85,320,464	-	-
Money Market Funds	97,278,932	97,278,932	-	-
Total Investments in Securities:	$ 3,676,144,265	$ 3,626,052,302	$ 40,375,039	$ 9,716,924
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.3%
United Kingdom	5.4%
Canada	2.4%
Curacao	1.1%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014

Assets
Investment in securities, at value (including securities loaned of $21,833,302) - See accompanying schedule: Unaffiliated issuers (cost $2,718,899,411)	$ 3,578,865,333
Fidelity Central Funds (cost $97,278,932)	97,278,932
Total Investments (cost $2,816,178,343)		$ 3,676,144,265
Receivable for investments sold		6,265,877
Receivable for fund shares sold		5,281,399
Dividends receivable		4,490,136
Distributions receivable from Fidelity Central Funds		19,236
Receivable from investment adviser for expense reductions		386
Other receivables		124,808
Total assets		3,692,326,107

Liabilities
Payable for investments purchased	$ 19,178,333
Payable for fund shares redeemed	3,159,924
Accrued management fee	1,355,067
Distribution and service plan fees payable	36,521
Other affiliated payables	644,371
Other payables and accrued expenses	122,671
Collateral on securities loaned, at value	22,517,000
Total liabilities		47,013,887

Net Assets		$ 3,645,312,220
Net Assets consist of:
Paid in capital		$ 2,686,009,603
Undistributed net investment income		25,146,366
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		74,183,358
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		859,972,893
Net Assets		$ 3,645,312,220

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($77,335,409 ÷ 4,739,947 shares)	$ 16.32

Maximum offering price per share (100/94.25 of $16.32)	$ 17.32
Class T: Net Asset Value and redemption price per share ($15,728,415 ÷ 964,584 shares)	$ 16.31

Maximum offering price per share (100/96.50 of $16.31)	$ 16.90
Class B: Net Asset Value and offering price per share ($918,549 ÷ 56,656 shares)A	$ 16.21

Class C: Net Asset Value and offering price per share ($16,599,716 ÷ 1,029,726 shares)A	$ 16.12

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($2,860,197,294 ÷ 173,984,386 shares)	$ 16.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($674,415,747 ÷ 41,154,574 shares)	$ 16.39

Class Z: Net Asset Value, offering price and redemption price per share ($117,090 ÷ 7,138 shares)	$ 16.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2014

Investment Income
Dividends		$ 64,598,075
Interest		3
Income from Fidelity Central Funds		117,273
Total income		64,715,351

Expenses
Management fee	$ 13,636,133
Transfer agent fees	5,746,426
Distribution and service plan fees	284,809
Accounting and security lending fees	887,108
Custodian fees and expenses	71,971
Independent trustees' compensation	12,515
Registration fees	231,217
Audit	55,093
Legal	11,095
Interest	2,824
Miscellaneous	22,803
Total expenses before reductions	20,961,994
Expense reductions	(36,926)	20,925,068
Net investment income (loss)		43,790,283
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	143,561,768
Foreign currency transactions	(8,194)
Total net realized gain (loss)		143,553,574
Change in net unrealized appreciation (depreciation) on: Investment securities	457,006,470
Assets and liabilities in foreign currencies	12,169
Total change in net unrealized appreciation (depreciation)		457,018,639
Net gain (loss)		600,572,213
Net increase (decrease) in net assets resulting from operations		$ 644,362,496

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2014	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,790,283	$ 35,288,813
Net realized gain (loss)	143,553,574	104,876,418
Change in net unrealized appreciation (depreciation)	457,018,639	321,854,450
Net increase (decrease) in net assets resulting from operations	644,362,496	462,019,681
Distributions to shareholders from net investment income	(35,705,336)	(27,575,489)
Distributions to shareholders from net realized gain	(41,770,691)	-
Total distributions	(77,476,027)	(27,575,489)
Share transactions - net increase (decrease)	513,653,074	652,982,078
Total increase (decrease) in net assets	1,080,539,543	1,087,426,270

Net Assets
Beginning of period	2,564,772,677	1,477,346,407
End of period (including undistributed net investment income of $25,146,366 and undistributed net investment income of $17,061,419, respectively)	$ 3,645,312,220	$ 2,564,772,677

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 11.05	$ 10.37	$ 8.07	$ 7.20
Income from Investment Operations
Net investment income (loss) C	.18	.17	.13	.07	.06
Net realized and unrealized gain (loss)	3.00	2.43	.64	2.28	.92
Total from investment operations	3.18	2.60	.77	2.35	.98
Distributions from net investment income	(.16)	(.14)	(.09)	(.05)	(.11)
Distributions from net realized gain	(.21)	-	-	-	-
Total distributions	(.37)	(.14)	(.09)	(.05)	(.11)
Net asset value, end of period	$ 16.32	$ 13.51	$ 11.05	$ 10.37	$ 8.07
Total ReturnA, B	23.88%	23.78%	7.57%	29.23%	13.65%
Ratios to Average Net Assets D, F
Expenses before reductions	.96%	.98%	1.02%	1.06%	1.10%
Expenses net of fee waivers, if any	.96%	.98%	1.02%	1.06%	1.10%
Expenses net of all reductions	.96%	.98%	1.02%	1.06%	1.10%
Net investment income (loss)	1.19%	1.37%	1.28%	.76%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,335	$ 20,336	$ 8,527	$ 4,169	$ 2,238
Portfolio turnover rateE	28%	29%	57%	53%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 11.05	$ 10.38	$ 8.07	$ 7.20
Income from Investment Operations
Net investment income (loss) C	.14	.14	.10	.05	.03
Net realized and unrealized gain (loss)	3.00	2.43	.64	2.29	.93
Total from investment operations	3.14	2.57	.74	2.34	.96
Distributions from net investment income	(.13)	(.11)	(.07)	(.03)	(.09)
Distributions from net realized gain	(.21)	-	-	-	-
Total distributions	(.34)	(.11)	(.07)	(.03)	(.09)
Net asset value, end of period	$ 16.31	$ 13.51	$ 11.05	$ 10.38	$ 8.07
Total ReturnA, B	23.54%	23.44%	7.19%	29.08%	13.32%
Ratios to Average Net Assets D, F
Expenses before reductions	1.22%	1.26%	1.32%	1.32%	1.36%
Expenses net of fee waivers, if any	1.22%	1.26%	1.32%	1.32%	1.36%
Expenses net of all reductions	1.22%	1.26%	1.32%	1.32%	1.35%
Net investment income (loss)	.92%	1.09%	.98%	.50%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,728	$ 8,377	$ 2,293	$ 1,682	$ 1,073
Portfolio turnover rateE	28%	29%	57%	53%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.43	$ 10.97	$ 10.30	$ 8.02	$ 7.19
Income from Investment Operations
Net investment income (loss) C	.06	.07	.05	- H	(.01)
Net realized and unrealized gain (loss)	2.98	2.43	.63	2.28	.92
Total from investment operations	3.04	2.50	.68	2.28	.91
Distributions from net investment income	(.04)	(.04)	(.01)	-	(.08)
Distributions from net realized gain	(.21)	-	-	-	-
Total distributions	(.26) I	(.04)	(.01)	-	(.08)
Net asset value, end of period	$ 16.21	$ 13.43	$ 10.97	$ 10.30	$ 8.02
Total ReturnA, B	22.82%	22.83%	6.62%	28.43%	12.60%
Ratios to Average Net Assets D, G
Expenses before reductions	1.78%	1.80%	1.82%	1.83%	1.88%
Expenses net of fee waivers, if any	1.78%	1.80%	1.82%	1.83%	1.88%
Expenses net of all reductions	1.78%	1.80%	1.81%	1.82%	1.88%
Net investment income (loss)	.37%	.55%	.49%	.00% F	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 919	$ 716	$ 704	$ 764	$ 667
Portfolio turnover rateE	28%	29%	57%	53%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.213 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 10.93	$ 10.28	$ 8.01	$ 7.16
Income from Investment Operations
Net investment income (loss) C	.06	.07	.05	- G	(.01)
Net realized and unrealized gain (loss)	2.97	2.42	.64	2.27	.92
Total from investment operations	3.03	2.49	.69	2.27	.91
Distributions from net investment income	(.08)	(.04)	(.04)	-	(.06)
Distributions from net realized gain	(.21)	-	-	-	-
Total distributions	(.29)	(.04)	(.04)	-	(.06)
Net asset value, end of period	$ 16.12	$ 13.38	$ 10.93	$ 10.28	$ 8.01
Total ReturnA, B	22.90%	22.83%	6.74%	28.34%	12.72%
Ratios to Average Net Assets D, F
Expenses before reductions	1.71%	1.75%	1.79%	1.81%	1.86%
Expenses net of fee waivers, if any	1.71%	1.75%	1.79%	1.81%	1.86%
Expenses net of all reductions	1.71%	1.75%	1.79%	1.81%	1.85%
Net investment income (loss)	.43%	.59%	.51%	.01%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,600	$ 7,938	$ 2,845	$ 1,913	$ 807
Portfolio turnover rateE	28%	29%	57%	53%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Mega Cap Stock

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.60	$ 11.11	$ 10.43	$ 8.11	$ 7.23
Income from Investment Operations
Net investment income (loss) B	.22	.20	.16	.10	.08
Net realized and unrealized gain (loss)	3.02	2.46	.64	2.29	.93
Total from investment operations	3.24	2.66	.80	2.39	1.01
Distributions from net investment income	(.19)	(.17)	(.12)	(.07)	(.13)
Distributions from net realized gain	(.21)	-	-	-	-
Total distributions	(.40)	(.17)	(.12)	(.07)	(.13)
Net asset value, end of period	$ 16.44	$ 13.60	$ 11.11	$ 10.43	$ 8.11
Total ReturnA	24.18%	24.17%	7.83%	29.61%	13.93%
Ratios to Average Net Assets C, E
Expenses before reductions	.68%	.70%	.76%	.79%	.81%
Expenses net of fee waivers, if any	.68%	.70%	.76%	.79%	.80%
Expenses net of all reductions	.68%	.70%	.75%	.78%	.79%
Net investment income (loss)	1.47%	1.64%	1.55%	1.04%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,860,197	$ 2,214,592	$ 1,287,144	$ 785,233	$ 500,407
Portfolio turnover rateD	28%	29%	57%	53%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 11.08	$ 10.40	$ 8.09	$ 7.22
Income from Investment Operations
Net investment income (loss) B	.22	.20	.16	.10	.08
Net realized and unrealized gain (loss)	3.02	2.44	.63	2.30	.92
Total from investment operations	3.24	2.64	.79	2.40	1.00
Distributions from net investment income	(.18)	(.17)	(.11)	(.09)	(.13)
Distributions from net realized gain	(.21)	-	-	-	-
Total distributions	(.40) F	(.17)	(.11)	(.09)	(.13)
Net asset value, end of period	$ 16.39	$ 13.55	$ 11.08	$ 10.40	$ 8.09
Total ReturnA	24.23%	24.06%	7.77%	29.74%	13.89%
Ratios to Average Net Assets C, E
Expenses before reductions	.71%	.74%	.78%	.79%	.88%
Expenses net of fee waivers, if any	.71%	.74%	.78%	.79%	.88%
Expenses net of all reductions	.71%	.74%	.77%	.78%	.87%
Net investment income (loss)	1.43%	1.61%	1.53%	1.04%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 674,416	$ 312,814	$ 175,833	$ 136,768	$ 1,568
Portfolio turnover rateD	28%	29%	57%	53%	97%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class Z

Year ended June 30,	2014 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.31
Income from Investment Operations
Net investment income (loss) D	.21
Net realized and unrealized gain (loss)	2.20
Total from investment operations	2.41
Distributions from net investment income	(.10)
Distributions from net realized gain	(.21)
Total distributions	(.32) I
Net asset value, end of period	$ 16.40
Total ReturnB, C	17.06%
Ratios to Average Net Assets E, H
Expenses before reductions	.54%A
Expenses net of fee waivers, if any	.54%A
Expenses net of all reductions	.54%A
Net investment income (loss)	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117
Portfolio turnover rateF	28% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to June 30, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operation periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.32 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.213 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2014

1. Organization.

Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on August 13, 2013. The Fund offers Class A, Class T, Class C, Mega Cap Stock, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, capital loss carryforwards, and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 868,594,923
Gross unrealized depreciation	(16,059,631)
Net unrealized appreciation (depreciation) on securities and other investments	$ 852,535,292

Tax Cost	$ 2,823,608,973

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 28,109,862
Undistributed long-term capital gain	$ 78,650,493
Net unrealized appreciation (depreciation)	$ 852,542,261

The tax character of distributions paid was as follows:

	June 30, 2014	June 30, 2013
Ordinary Income	$ 36,293,656	$ 27,575,489
Long-term Capital Gains	41,182,371
Total	$ 77,476,027	$ 27,575,489

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,277,032,508 and $853,056,484, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 87,546	$ 3,362
Class T	.25%	.25%	63,304	232
Class B	.75%	.25%	9,175	6,896
Class C	.75%	.25%	124,784	55,523
			$ 284,809	$ 66,013

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,530
Class T	3,915
Class B*	699
Class C*	897
$ 26,041

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 74,123.21
Class T	28,367.22
Class B	2,566.28
Class C	26,868.22
Mega Cap Stock	4,669,765.18
Institutional Class	944,693.22
Class Z	44	.05*
	$ 5,746,426

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17,995 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,205,303.30%		$ 2,541

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,038 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities

Annual Report

7. Security Lending - continued

loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $89,556. During the period, there were no securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $8,939,500. The weighted average interest rate was .57%. The interest expense amounted to $283 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

Reimbursement
Class A	$ 125
Class T	56
Class B	4
Class C	50
Mega Cap Stock	11,993
Institutional Class	1,697
$ 13,925

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $6,711.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16,290 for the period.

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended June 30,	2014 A	2013
From net investment income
Class A	$ 295,572	$ 137,534
Class T	98,011	36,492
Class B	2,617	2,304
Class C	56,227	13,133
Mega Cap Stock	30,989,923	23,359,421
Institutional Class	4,262,259	4,026,605
Class Z	727	-
Total	$ 35,705,336	$ 27,575,489
From net realized gain
Class A	$ 453,140	$ -
Class T	181,208	-
Class B	13,697	-
Class C	173,595	-
Mega Cap Stock	35,870,113	-
Institutional Class	5,077,450	-
Class Z	1,488	-
Total	$ 41,770,691	$ -

A Distributions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to June 30, 2014.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended June 30,	2014 A	2013	2014 A	2013
Class A
Shares sold	3,913,806	1,001,677	$ 60,286,671	$ 12,394,211
Reinvestment of distributions	45,968	11,084	673,798	127,952
Shares redeemed	(725,328)	(279,053)	(11,077,893)	(3,495,724)
Net increase (decrease)	3,234,446	733,708	$ 49,882,576	$ 9,026,439
Class T
Shares sold	595,712	517,456	$ 8,877,747	$ 6,404,547
Reinvestment of distributions	18,863	3,084	276,847	35,826
Shares redeemed	(270,157)	(107,959)	(4,055,631)	(1,368,248)
Net increase (decrease)	344,418	412,581	$ 5,098,963	$ 5,072,125

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended June 30,	2014 A	2013	2014 A	2013
Class B
Shares sold	27,198	9,952	$ 400,691	$ 125,476
Reinvestment of distributions	1,081	196	15,861	2,261
Shares redeemed	(24,976)	(20,917)	(377,365)	(255,293)
Net increase (decrease)	3,303	(10,769)	$ 39,187	$ (127,556)
Class C
Shares sold	504,584	448,373	$ 7,460,222	$ 5,664,292
Reinvestment of distributions	15,230	988	221,741	11,494
Shares redeemed	(83,515)	(116,347)	(1,262,211)	(1,448,415)
Net increase (decrease)	436,299	333,014	$ 6,419,752	$ 4,227,371
Mega Cap Stock
Shares sold	53,817,396	84,998,537	$ 817,611,772	$ 1,035,668,817
Reinvestment of distributions	4,142,626	1,836,891	61,008,516	21,294,763
Shares redeemed	(46,852,676)	(39,801,746)	(705,756,204)	(498,490,773)
Net increase (decrease)	11,107,346	47,033,682	$ 172,864,084	$ 558,472,807
Institutional Class
Shares sold	19,497,644	11,389,839	$ 301,200,514	$ 129,734,591
Reinvestment of distributions	626,527	338,467	9,201,440	3,911,623
Shares redeemed	(2,047,800)	(4,517,962)	(31,155,657)	(57,335,322)
Net increase (decrease)	18,076,371	7,210,344	$ 279,246,297	$ 76,310,892
Class Z
Shares sold	6,988	-	$ 100,000	$ -
Reinvestment of distributions	150	-	2,215	-
Net increase (decrease)	7,138	-	$ 102,215	$ -

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to June 30, 2014.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers U.S. Opportunity Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Mega Cap Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Mega Cap Stock Fund (a fund of Fidelity Hastings Street Trust) at June 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Mega Cap Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 12, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 173 funds. Mr. Curvey oversees 397 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Mega Cap Stock Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class Z	08/11/14	08/08/14	$0.115	$0.341

The fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2014, $119,836,862, or, if subsequently determined to be different, the net capital gain of such year.

Class Z designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class Z designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGIIZ-UANN-0814
1.9585879.100

Fidelity®

Fund

Annual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity® Fund	23.70%	16.50%	7.31%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Fund, a class of the fund, on June 30, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite intermittent volatility driven by geopolitical concerns, stocks posted a series of new highs during the 12 months ending June 30, 2014, amid a decidedly favorable environment for riskier assets. The S&P 500® Index rose 24.61% for the year, helped by a rise in consumer spending and the lowest unemployment rate since 2008. The U.S. Federal Reserve balanced stimulus reductions with continued low interest rates, aiding a broad advance. All 10 S&P 500® market sectors gained, seven by more than 20%. Materials (+33%) was tops, as investors seemed to anticipate sustained economic improvement and renewed infrastructure build-outs. Information technology (+32%) benefited from large cash balances, rising dividends and stock buybacks, and a bevy of innovations. Health care (+30%) was aided by new drugs and predictable reimbursements. Conversely, the biggest laggard, telecommunication services (+5%), battled slow growth and stiff pricing competition. Across size and style segments: overall, investors showed some preference for large-cap stocks over small-caps and growth stocks over value, although market leadership rotated during the year. With the "risk-on" trade alive and well, the growth-oriented Nasdaq Composite Index® flourished, advancing 31.17%, while the blue-chip Dow Jones Industrial AverageSM delivered a more subdued 15.56% return.

Comments from John Avery, Portfolio Manager of Fidelity® Fund: For the year, the fund's Retail Class shares returned 23.70%, trailing the S&P 500®. Versus the index, software giant Microsoft was the fund's biggest detractor. This was mainly due to bad timing on my part, as I lightened up on our holdings or didn't own this index stock when it was gaining ground, although the fund had a slight overweighting here at period end. I sold our stake in index component and relative detractor Citigroup after the stock pulled back following the U.S. Federal Reserve's rejection of the bank's plan for boosting dividends and share buybacks. I also sold two other index stocks that were noteworthy detractors - networking equipment manufacturer Cisco Systems and homebuilder D.R. Horton - because I thought their prospects deteriorated, causing the fund to miss their subsequent rallies. Conversely, a non-index position in Netherlands-based NXP Semiconductors was the fund's top relative contributor. Increased demand for the company's chips helped its stock price more than double during the period. Other contributors included energy services provider Williams Companies, which benefited from the boom in shale oil and gas exploration and production, and social network provider Facebook.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Fidelity Fund	.53%
Actual		$ 1,000.00	$ 1,064.90	$ 2.71
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 2.66
Class K	.41%
Actual		$ 1,000.00	$ 1,065.40	$ 2.10
HypotheticalA		$ 1,000.00	$ 1,022.76	$ 2.06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.4	3.7
Wells Fargo & Co.	2.7	2.0
Microsoft Corp.	2.1	1.9
Johnson & Johnson	2.0	0.0
Monsanto Co.	2.0	2.0
The Walt Disney Co.	2.0	1.0
Google, Inc. Class A	2.0	3.8
Google, Inc. Class C	1.9	0.0
Amphenol Corp. Class A	1.9	1.8
Facebook, Inc. Class A	1.9	0.9
	22.9
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.2	18.2
Financials	15.8	18.5
Health Care	15.4	12.8
Industrials	13.9	13.7
Energy	12.0	6.6
Asset Allocation (% of fund's net assets)
As of June 30, 2014 *		As of December 31, 2013 **
	Stocks and Equity Futures 98.2%		Stocks 99.5%
	Short-Term Investments and Net Other Assets (Liabilities) 1.8%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Foreign investments	8.5%	** Foreign investments	7.6%

Annual Report

Investments June 30, 2014

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.3%
Hotels, Restaurants & Leisure - 1.5%
Starbucks Corp.	1,145,098	$ 88,608
Media - 3.4%
Comcast Corp. Class A	1,607,000	86,264
The Walt Disney Co.	1,373,800	117,790
		204,054
Specialty Retail - 0.6%
TJX Companies, Inc.	623,600	33,144
Textiles, Apparel & Luxury Goods - 0.8%
VF Corp.	800,000	50,400
TOTAL CONSUMER DISCRETIONARY		376,206
CONSUMER STAPLES - 5.9%
Beverages - 1.4%
The Coca-Cola Co.	2,000,000	84,720
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	1,421,700	107,154
Food Products - 1.6%
Bunge Ltd.	588,800	44,537
Mondelez International, Inc.	1,375,000	51,714
		96,251
Household Products - 0.8%
Procter & Gamble Co.	300,000	23,577
Svenska Cellulosa AB (SCA) (B Shares)	800,000	20,845
		44,422
Tobacco - 0.3%
Lorillard, Inc.	300,000	18,291
TOTAL CONSUMER STAPLES		350,838
ENERGY - 12.0%
Energy Equipment & Services - 3.1%
Halliburton Co.	1,175,000	83,437
Schlumberger Ltd.	850,000	100,258
		183,695
Oil, Gas & Consumable Fuels - 8.9%
Anadarko Petroleum Corp.	778,350	85,206
Cheniere Energy Partners LP	1,000,000	33,040
Chevron Corp.	500,000	65,275
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	940,000	$ 109,848
EQT Midstream Partners LP	550,000	53,207
MPLX LP	600,000	38,700
Phillips 66 Co.	850,000	68,366
The Williams Companies, Inc.	1,247,000	72,588
		526,230
TOTAL ENERGY		709,925
FINANCIALS - 15.8%
Banks - 7.4%
Bank of America Corp.	6,877,200	105,703
JPMorgan Chase & Co.	1,857,000	107,000
SunTrust Banks, Inc.	1,664,900	66,696
Wells Fargo & Co.	2,969,167	156,059
		435,458
Capital Markets - 2.2%
E*TRADE Financial Corp. (a)	1,481,700	31,501
Invesco Ltd.	1,200,000	45,300
Morgan Stanley, Inc.	1,698,700	54,919
		131,720
Consumer Finance - 2.5%
American Express Co.	967,092	91,748
Discover Financial Services	923,400	57,232
		148,980
Diversified Financial Services - 2.5%
Berkshire Hathaway, Inc. Class B (a)	600,000	75,936
McGraw Hill Financial, Inc.	835,625	69,382
		145,318
Insurance - 0.8%
American International Group, Inc.	900,000	49,122
Real Estate Investment Trusts - 0.4%
Altisource Residential Corp. Class B	896,600	23,338
TOTAL FINANCIALS		933,936
HEALTH CARE - 15.4%
Biotechnology - 6.8%
Actelion Ltd.	175,000	22,141
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Alexion Pharmaceuticals, Inc. (a)	250,000	$ 39,063
Amgen, Inc.	719,900	85,215
Biogen Idec, Inc. (a)	319,600	100,773
Cubist Pharmaceuticals, Inc.	608,900	42,513
Genmab A/S (a)	470,000	20,061
Gilead Sciences, Inc. (a)	964,800	79,992
Seattle Genetics, Inc. (a)	314,300	12,022
		401,780
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. (a)	3,200,000	40,864
Health Care Providers & Services - 2.1%
HCA Holdings, Inc. (a)	450,000	25,371
Henry Schein, Inc. (a)	351,300	41,689
McKesson Corp.	300,000	55,863
		122,923
Life Sciences Tools & Services - 1.6%
Illumina, Inc. (a)	251,864	44,968
Thermo Fisher Scientific, Inc.	450,000	53,100
		98,068
Pharmaceuticals - 4.2%
Actavis PLC (a)	375,000	83,644
Johnson & Johnson	1,150,000	120,313
Teva Pharmaceutical Industries Ltd. sponsored ADR	500,000	26,210
Theravance, Inc. (a)(d)	746,233	22,223
		252,390
TOTAL HEALTH CARE		916,025
INDUSTRIALS - 13.9%
Aerospace & Defense - 3.8%
Honeywell International, Inc.	704,200	65,455
Huntington Ingalls Industries, Inc.	350,000	33,107
Textron, Inc.	1,658,600	63,508
The Boeing Co.	515,000	65,523
		227,593
Airlines - 0.7%
American Airlines Group, Inc.	1,000,000	42,960
Electrical Equipment - 0.5%
Generac Holdings, Inc.	579,965	28,267
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 3.1%
3M Co.	775,000	$ 111,011
Danaher Corp.	891,900	70,219
		181,230
Machinery - 4.0%
Caterpillar, Inc.	950,000	103,237
Cummins, Inc.	589,000	90,877
Manitowoc Co., Inc.	1,350,000	44,361
		238,475
Road & Rail - 1.8%
Union Pacific Corp.	1,061,600	105,895
TOTAL INDUSTRIALS		824,420
INFORMATION TECHNOLOGY - 20.2%
Electronic Equipment & Components - 1.9%
Amphenol Corp. Class A	1,172,738	112,982
Internet Software & Services - 6.4%
Facebook, Inc. Class A (a)	1,650,000	111,029
Google, Inc.:
Class A (a)	199,800	116,817
Class C (a)	199,800	114,941
Yahoo!, Inc. (a)	1,010,000	35,481
		378,268
IT Services - 1.3%
Fidelity National Information Services, Inc.	760,700	41,641
Visa, Inc. Class A	180,600	38,054
		79,695
Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials, Inc.	1,850,000	41,718
Freescale Semiconductor, Inc. (a)(d)	1,209,485	28,423
NXP Semiconductors NV (a)	1,038,500	68,728
		138,869
Software - 3.9%
Adobe Systems, Inc. (a)	1,175,000	85,023
Microsoft Corp.	3,000,000	125,100
salesforce.com, Inc. (a)	325,000	18,876
		228,999
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	2,790,200	$ 259,289
TOTAL INFORMATION TECHNOLOGY		1,198,102
MATERIALS - 6.9%
Chemicals - 4.0%
Airgas, Inc.	275,000	29,950
Celanese Corp. Class A	725,000	46,603
Methanex Corp.	112,800	6,974
Monsanto Co.	959,900	119,738
W.R. Grace & Co. (a)	348,100	32,906
		236,171
Construction Materials - 2.1%
Martin Marietta Materials, Inc. (d)	502,000	66,289
Vulcan Materials Co.	902,954	57,563
		123,852
Metals & Mining - 0.8%
Alcoa, Inc.	1,800,000	26,802
Freeport-McMoRan Copper & Gold, Inc.	600,000	21,900
		48,702
TOTAL MATERIALS		408,725
TOTAL COMMON STOCKS (Cost $4,219,319)		5,718,177
Nonconvertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Porsche Automobil Holding SE (Germany)	425,000	44,281
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $42,597)		44,281
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.03% 8/21/14 (e) (Cost $3,770)	$ 3,770	3,770
Money Market Funds - 3.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	146,713,048	$ 146,713
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	70,731,000	70,731
TOTAL MONEY MARKET FUNDS (Cost $217,444)		217,444
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $4,483,130)		5,983,672
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(53,826)
NET ASSETS - 100%		$ 5,929,846
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
696 CME E-mini S&P 500 Index Contracts	Sept. 2014	$ 67,944	$ 453

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,870,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 98
Fidelity Securities Lending Cash Central Fund	599
Total	$ 697
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 420,487	$ 420,487	$ -	$ -
Consumer Staples	350,838	350,838	-	-
Energy	709,925	709,925	-	-
Financials	933,936	933,936	-	-
Health Care	916,025	916,025	-	-
Industrials	824,420	824,420	-	-
Information Technology	1,198,102	1,198,102	-	-
Materials	408,725	408,725	-	-
U.S. Government and Government Agency Obligations	3,770	-	3,770	-
Money Market Funds	217,444	217,444	-	-
Total Investments in Securities:	$ 5,983,672	$ 5,979,902	$ 3,770	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 453	$ 453	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 453	$ -
Total Value of Derivatives	$ 453	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2014

Assets
Investment in securities, at value (including securities loaned of $68,968) - See accompanying schedule: Unaffiliated issuers (cost $4,265,686)	$ 5,766,228
Fidelity Central Funds (cost $217,444)	217,444
Total Investments (cost $4,483,130)		$ 5,983,672
Cash		1
Receivable for investments sold		39,762
Receivable for fund shares sold		1,375
Dividends receivable		2,626
Distributions receivable from Fidelity Central Funds		151
Receivable for daily variation margin for derivative instruments		13
Receivable from investment adviser for expense reductions		2
Other receivables		293
Total assets		6,027,895

Liabilities
Payable for investments purchased	$ 21,510
Payable for fund shares redeemed	3,088
Accrued management fee	1,672
Other affiliated payables	775
Other payables and accrued expenses	273
Collateral on securities loaned, at value	70,731
Total liabilities		98,049

Net Assets		$ 5,929,846
Net Assets consist of:
Paid in capital		$ 4,042,380
Undistributed net investment income		20,644
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		365,812
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,501,010
Net Assets		$ 5,929,846

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2014

Fidelity Fund: Net Asset Value, offering price and redemption price per share ($4,811,282 ÷ 105,934 shares)	$ 45.42

Class K: Net Asset Value, offering price and redemption price per share ($1,118,564 ÷ 24,625 shares)	$ 45.42

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended June 30, 2014

Investment Income
Dividends		$ 77,194
Income from Fidelity Central Funds		697
Total income		77,891

Expenses
Management fee	$ 19,712
Transfer agent fees	8,235
Accounting and security lending fees	1,119
Custodian fees and expenses	103
Independent trustees' compensation	25
Appreciation in deferred trustee compensation account	1
Registration fees	66
Audit	76
Legal	32
Interest	2
Miscellaneous	49
Total expenses before reductions	29,420
Expense reductions	(213)	29,207
Net investment income (loss)		48,684
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	555,116
Foreign currency transactions	44
Futures contracts	4,011
Total net realized gain (loss)		559,171
Change in net unrealized appreciation (depreciation) on: Investment securities	617,457
Assets and liabilities in foreign currencies	26
Futures contracts	453
Total change in net unrealized appreciation (depreciation)		617,936
Net gain (loss)		1,177,107
Net increase (decrease) in net assets resulting from operations		$ 1,225,791

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended June 30, 2014	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 48,684	$ 64,671
Net realized gain (loss)	559,171	526,204
Change in net unrealized appreciation (depreciation)	617,936	240,754
Net increase (decrease) in net assets resulting from operations	1,225,791	831,629
Distributions to shareholders from net investment income	(45,770)	(73,239)
Distributions to shareholders from net realized gain	(408,221)	-
Total distributions	(453,991)	(73,239)
Share transactions - net increase (decrease)	(286,775)	(492,060)
Total increase (decrease) in net assets	485,025	266,330

Net Assets
Beginning of period	5,444,821	5,178,491
End of period (including undistributed net investment income of $20,644 and undistributed net investment income of $20,378, respectively)	$ 5,929,846	$ 5,444,821

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Fund

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 39.77	$ 34.51	$ 34.35	$ 26.08	$ 23.95
Income from Investment Operations
Net investment income (loss) B	.35	.44	.37	.27E	.23
Net realized and unrealized gain (loss)	8.61	5.31	.02	8.27	2.25
Total from investment operations	8.96	5.75	.39	8.54	2.48
Distributions from net investment income	(.32)	(.49)	(.23)	(.27)	(.35)
Distributions from net realized gain	(2.98)	-	-	-	-
Total distributions	(3.31) G	(.49)	(.23)	(.27)	(.35)
Net asset value, end of period	$ 45.42	$ 39.77	$ 34.51	$ 34.35	$ 26.08
Total ReturnA	23.70%	16.85%	1.21%	32.89%	10.40%
Ratios to Average Net Assets C, F
Expenses before reductions	.53%	.56%	.58%	.59%	.61%
Expenses net of fee waivers, if any	.53%	.56%	.58%	.59%	.61%
Expenses net of all reductions	.53%	.55%	.58%	.58%	.60%
Net investment income (loss)	.82%	1.18%	1.13%	.86% E	.82%
Supplemental Data
Net assets, end of period (in millions)	$ 4,811	$ 4,451	$ 4,364	$ 5,072	$ 4,412
Portfolio turnover rateD	93%	113%	102%	88%	77%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $3.31 per share is comprised of distributions from net investment income of $.324 and distributions from net realized gain of $2.984 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 39.78	$ 34.52	$ 34.35	$ 26.08	$ 23.96
Income from Investment Operations
Net investment income (loss) B	.40	.49	.42	.32 E	.28
Net realized and unrealized gain (loss)	8.60	5.31	.02	8.27	2.24
Total from investment operations	9.00	5.80	.44	8.59	2.52
Distributions from net investment income	(.38)	(.54)	(.27)	(.32)	(.40)
Distributions from net realized gain	(2.98)	-	-	-	-
Total distributions	(3.36)	(.54)	(.27)	(.32)	(.40)
Net asset value, end of period	$ 45.42	$ 39.78	$ 34.52	$ 34.35	$ 26.08
Total ReturnA	23.83%	17.03%	1.37%	33.10%	10.54%
Ratios to Average Net Assets C, F
Expenses before reductions	.41%	.42%	.43%	.43%	.44%
Expenses net of fee waivers, if any	.41%	.42%	.43%	.43%	.44%
Expenses net of all reductions	.41%	.41%	.42%	.42%	.43%
Net investment income (loss)	.94%	1.32%	1.29%	1.02%E	.99%
Supplemental Data
Net assets, end of period (in millions)	$ 1,119	$ 994	$ 814	$ 663	$ 426
Portfolio turnover rateD	93%	113%	102%	88%	77%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .76%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE),

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,509,416
Gross unrealized depreciation	(17,610)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,491,806

Tax Cost	$ 4,491,866

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 79,833
Undistributed long-term capital gain	$ 315,999
Net unrealized appreciation (depreciation)	$ 1,491,821

The tax character of distributions paid was as follows:

	June 30, 2014	June 30, 2013
Ordinary Income	$ 71,607	$ 73,239
Long-term Capital Gains	382,384	-
Total	$ 453,991	$ 73,239

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $4,011 and a change in net unrealized appreciation (depreciation) of $453 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,249,903 and $5,975,882, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .34% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Fund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Fidelity Fund	$ 7,738.16
Class K	497.05
	$ 8,235

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $120 for the period.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 44,379.32%		$ 2

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $599, including $1 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $185 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $28.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended June 30,	2014	2013
From net investment income
Fidelity Fund	$ 36,308	$ 59,871
Class K	9,462	13,368
Total	$ 45,770	$ 73,239
From net realized gain
Fidelity Fund	$ 333,629	$ -
Class K	74,592	-
Total	$ 408,221	$ -

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended June 30,	2014	2013	2014	2013
Fidelity Fund
Shares sold	4,764	6,586	$ 199,883	$ 245,372
Reinvestment of distributions	8,565	1,584	347,036	55,780
Shares redeemed	(19,322)	(22,706)	(815,615)	(844,733)
Net increase (decrease)	(5,993)	(14,536)	$ (268,696)	$ (543,581)
Class K
Shares sold	3,722	6,352	$ 157,689	$ 236,538
Reinvestment of distributions	2,075	380	84,054	13,368
Shares redeemed	(6,150)	(5,340)	(259,822)	(198,385)
Net increase (decrease)	(353)	1,392	$ (18,079)	$ 51,521

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Fund (a fund of Fidelity Hastings Street Trust) at June 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 11, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 173 funds. Mr. Curvey oversees 397 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Fund	08/11/14	08/08/14	$0.158	$2.934

The fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2014, $426,561,852, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Fund designates 100% and 70% of the dividends distributed in August and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Fidelity Fund designates 100% and 79% of the dividends distributed in August and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FID-UANN-0814
1.787731.111

Fidelity®

Fund -
Class K

Annual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2014	Past 1 year	Past 5 years	Past 10 years
Class K A	23.83%	16.67%	7.42%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Fund - Class K on June 30, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite intermittent volatility driven by geopolitical concerns, stocks posted a series of new highs during the 12 months ending June 30, 2014, amid a decidedly favorable environment for riskier assets. The S&P 500® Index rose 24.61% for the year, helped by a rise in consumer spending and the lowest unemployment rate since 2008. The U.S. Federal Reserve balanced stimulus reductions with continued low interest rates, aiding a broad advance. All 10 S&P 500® market sectors gained, seven by more than 20%. Materials (+33%) was tops, as investors seemed to anticipate sustained economic improvement and renewed infrastructure build-outs. Information technology (+32%) benefited from large cash balances, rising dividends and stock buybacks, and a bevy of innovations. Health care (+30%) was aided by new drugs and predictable reimbursements. Conversely, the biggest laggard, telecommunication services (+5%), battled slow growth and stiff pricing competition. Across size and style segments: overall, investors showed some preference for large-cap stocks over small-caps and growth stocks over value, although market leadership rotated during the year. With the "risk-on" trade alive and well, the growth-oriented Nasdaq Composite Index® flourished, advancing 31.17%, while the blue-chip Dow Jones Industrial AverageSM delivered a more subdued 15.56% return.

Comments from John Avery, Portfolio Manager of Fidelity® Fund: For the year, the fund's Class K shares returned 23.83%, trailing the S&P 500®. Versus the index, software giant Microsoft was the fund's biggest detractor. This was mainly due to bad timing on my part, as I lightened up on our holdings or didn't own this index stock when it was gaining ground, although the fund had a slight overweighting here at period end. I sold our stake in index component and relative detractor Citigroup after the stock pulled back following the U.S. Federal Reserve's rejection of the bank's plan for boosting dividends and share buybacks. I also sold two other index stocks that were noteworthy detractors - networking equipment manufacturer Cisco Systems and homebuilder D.R. Horton - because I thought their prospects deteriorated, causing the fund to miss their subsequent rallies. Conversely, a non-index position in Netherlands-based NXP Semiconductors was the fund's top relative contributor. Increased demand for the company's chips helped its stock price more than double during the period. Other contributors included energy services provider Williams Companies, which benefited from the boom in shale oil and gas exploration and production, and social network provider Facebook.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Fidelity Fund	.53%
Actual		$ 1,000.00	$ 1,064.90	$ 2.71
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 2.66
Class K	.41%
Actual		$ 1,000.00	$ 1,065.40	$ 2.10
HypotheticalA		$ 1,000.00	$ 1,022.76	$ 2.06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.4	3.7
Wells Fargo & Co.	2.7	2.0
Microsoft Corp.	2.1	1.9
Johnson & Johnson	2.0	0.0
Monsanto Co.	2.0	2.0
The Walt Disney Co.	2.0	1.0
Google, Inc. Class A	2.0	3.8
Google, Inc. Class C	1.9	0.0
Amphenol Corp. Class A	1.9	1.8
Facebook, Inc. Class A	1.9	0.9
	22.9
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.2	18.2
Financials	15.8	18.5
Health Care	15.4	12.8
Industrials	13.9	13.7
Energy	12.0	6.6
Asset Allocation (% of fund's net assets)
As of June 30, 2014 *		As of December 31, 2013 **
	Stocks and Equity Futures 98.2%		Stocks 99.5%
	Short-Term Investments and Net Other Assets (Liabilities) 1.8%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Foreign investments	8.5%	** Foreign investments	7.6%

Annual Report

Investments June 30, 2014

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.3%
Hotels, Restaurants & Leisure - 1.5%
Starbucks Corp.	1,145,098	$ 88,608
Media - 3.4%
Comcast Corp. Class A	1,607,000	86,264
The Walt Disney Co.	1,373,800	117,790
		204,054
Specialty Retail - 0.6%
TJX Companies, Inc.	623,600	33,144
Textiles, Apparel & Luxury Goods - 0.8%
VF Corp.	800,000	50,400
TOTAL CONSUMER DISCRETIONARY		376,206
CONSUMER STAPLES - 5.9%
Beverages - 1.4%
The Coca-Cola Co.	2,000,000	84,720
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	1,421,700	107,154
Food Products - 1.6%
Bunge Ltd.	588,800	44,537
Mondelez International, Inc.	1,375,000	51,714
		96,251
Household Products - 0.8%
Procter & Gamble Co.	300,000	23,577
Svenska Cellulosa AB (SCA) (B Shares)	800,000	20,845
		44,422
Tobacco - 0.3%
Lorillard, Inc.	300,000	18,291
TOTAL CONSUMER STAPLES		350,838
ENERGY - 12.0%
Energy Equipment & Services - 3.1%
Halliburton Co.	1,175,000	83,437
Schlumberger Ltd.	850,000	100,258
		183,695
Oil, Gas & Consumable Fuels - 8.9%
Anadarko Petroleum Corp.	778,350	85,206
Cheniere Energy Partners LP	1,000,000	33,040
Chevron Corp.	500,000	65,275
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	940,000	$ 109,848
EQT Midstream Partners LP	550,000	53,207
MPLX LP	600,000	38,700
Phillips 66 Co.	850,000	68,366
The Williams Companies, Inc.	1,247,000	72,588
		526,230
TOTAL ENERGY		709,925
FINANCIALS - 15.8%
Banks - 7.4%
Bank of America Corp.	6,877,200	105,703
JPMorgan Chase & Co.	1,857,000	107,000
SunTrust Banks, Inc.	1,664,900	66,696
Wells Fargo & Co.	2,969,167	156,059
		435,458
Capital Markets - 2.2%
E*TRADE Financial Corp. (a)	1,481,700	31,501
Invesco Ltd.	1,200,000	45,300
Morgan Stanley, Inc.	1,698,700	54,919
		131,720
Consumer Finance - 2.5%
American Express Co.	967,092	91,748
Discover Financial Services	923,400	57,232
		148,980
Diversified Financial Services - 2.5%
Berkshire Hathaway, Inc. Class B (a)	600,000	75,936
McGraw Hill Financial, Inc.	835,625	69,382
		145,318
Insurance - 0.8%
American International Group, Inc.	900,000	49,122
Real Estate Investment Trusts - 0.4%
Altisource Residential Corp. Class B	896,600	23,338
TOTAL FINANCIALS		933,936
HEALTH CARE - 15.4%
Biotechnology - 6.8%
Actelion Ltd.	175,000	22,141
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Alexion Pharmaceuticals, Inc. (a)	250,000	$ 39,063
Amgen, Inc.	719,900	85,215
Biogen Idec, Inc. (a)	319,600	100,773
Cubist Pharmaceuticals, Inc.	608,900	42,513
Genmab A/S (a)	470,000	20,061
Gilead Sciences, Inc. (a)	964,800	79,992
Seattle Genetics, Inc. (a)	314,300	12,022
		401,780
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. (a)	3,200,000	40,864
Health Care Providers & Services - 2.1%
HCA Holdings, Inc. (a)	450,000	25,371
Henry Schein, Inc. (a)	351,300	41,689
McKesson Corp.	300,000	55,863
		122,923
Life Sciences Tools & Services - 1.6%
Illumina, Inc. (a)	251,864	44,968
Thermo Fisher Scientific, Inc.	450,000	53,100
		98,068
Pharmaceuticals - 4.2%
Actavis PLC (a)	375,000	83,644
Johnson & Johnson	1,150,000	120,313
Teva Pharmaceutical Industries Ltd. sponsored ADR	500,000	26,210
Theravance, Inc. (a)(d)	746,233	22,223
		252,390
TOTAL HEALTH CARE		916,025
INDUSTRIALS - 13.9%
Aerospace & Defense - 3.8%
Honeywell International, Inc.	704,200	65,455
Huntington Ingalls Industries, Inc.	350,000	33,107
Textron, Inc.	1,658,600	63,508
The Boeing Co.	515,000	65,523
		227,593
Airlines - 0.7%
American Airlines Group, Inc.	1,000,000	42,960
Electrical Equipment - 0.5%
Generac Holdings, Inc.	579,965	28,267
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 3.1%
3M Co.	775,000	$ 111,011
Danaher Corp.	891,900	70,219
		181,230
Machinery - 4.0%
Caterpillar, Inc.	950,000	103,237
Cummins, Inc.	589,000	90,877
Manitowoc Co., Inc.	1,350,000	44,361
		238,475
Road & Rail - 1.8%
Union Pacific Corp.	1,061,600	105,895
TOTAL INDUSTRIALS		824,420
INFORMATION TECHNOLOGY - 20.2%
Electronic Equipment & Components - 1.9%
Amphenol Corp. Class A	1,172,738	112,982
Internet Software & Services - 6.4%
Facebook, Inc. Class A (a)	1,650,000	111,029
Google, Inc.:
Class A (a)	199,800	116,817
Class C (a)	199,800	114,941
Yahoo!, Inc. (a)	1,010,000	35,481
		378,268
IT Services - 1.3%
Fidelity National Information Services, Inc.	760,700	41,641
Visa, Inc. Class A	180,600	38,054
		79,695
Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials, Inc.	1,850,000	41,718
Freescale Semiconductor, Inc. (a)(d)	1,209,485	28,423
NXP Semiconductors NV (a)	1,038,500	68,728
		138,869
Software - 3.9%
Adobe Systems, Inc. (a)	1,175,000	85,023
Microsoft Corp.	3,000,000	125,100
salesforce.com, Inc. (a)	325,000	18,876
		228,999
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	2,790,200	$ 259,289
TOTAL INFORMATION TECHNOLOGY		1,198,102
MATERIALS - 6.9%
Chemicals - 4.0%
Airgas, Inc.	275,000	29,950
Celanese Corp. Class A	725,000	46,603
Methanex Corp.	112,800	6,974
Monsanto Co.	959,900	119,738
W.R. Grace & Co. (a)	348,100	32,906
		236,171
Construction Materials - 2.1%
Martin Marietta Materials, Inc. (d)	502,000	66,289
Vulcan Materials Co.	902,954	57,563
		123,852
Metals & Mining - 0.8%
Alcoa, Inc.	1,800,000	26,802
Freeport-McMoRan Copper & Gold, Inc.	600,000	21,900
		48,702
TOTAL MATERIALS		408,725
TOTAL COMMON STOCKS (Cost $4,219,319)		5,718,177
Nonconvertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Porsche Automobil Holding SE (Germany)	425,000	44,281
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $42,597)		44,281
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.03% 8/21/14 (e) (Cost $3,770)	$ 3,770	3,770
Money Market Funds - 3.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	146,713,048	$ 146,713
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	70,731,000	70,731
TOTAL MONEY MARKET FUNDS (Cost $217,444)		217,444
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $4,483,130)		5,983,672
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(53,826)
NET ASSETS - 100%		$ 5,929,846
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
696 CME E-mini S&P 500 Index Contracts	Sept. 2014	$ 67,944	$ 453

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,870,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 98
Fidelity Securities Lending Cash Central Fund	599
Total	$ 697
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 420,487	$ 420,487	$ -	$ -
Consumer Staples	350,838	350,838	-	-
Energy	709,925	709,925	-	-
Financials	933,936	933,936	-	-
Health Care	916,025	916,025	-	-
Industrials	824,420	824,420	-	-
Information Technology	1,198,102	1,198,102	-	-
Materials	408,725	408,725	-	-
U.S. Government and Government Agency Obligations	3,770	-	3,770	-
Money Market Funds	217,444	217,444	-	-
Total Investments in Securities:	$ 5,983,672	$ 5,979,902	$ 3,770	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 453	$ 453	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 453	$ -
Total Value of Derivatives	$ 453	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2014

Assets
Investment in securities, at value (including securities loaned of $68,968) - See accompanying schedule: Unaffiliated issuers (cost $4,265,686)	$ 5,766,228
Fidelity Central Funds (cost $217,444)	217,444
Total Investments (cost $4,483,130)		$ 5,983,672
Cash		1
Receivable for investments sold		39,762
Receivable for fund shares sold		1,375
Dividends receivable		2,626
Distributions receivable from Fidelity Central Funds		151
Receivable for daily variation margin for derivative instruments		13
Receivable from investment adviser for expense reductions		2
Other receivables		293
Total assets		6,027,895

Liabilities
Payable for investments purchased	$ 21,510
Payable for fund shares redeemed	3,088
Accrued management fee	1,672
Other affiliated payables	775
Other payables and accrued expenses	273
Collateral on securities loaned, at value	70,731
Total liabilities		98,049

Net Assets		$ 5,929,846
Net Assets consist of:
Paid in capital		$ 4,042,380
Undistributed net investment income		20,644
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		365,812
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,501,010
Net Assets		$ 5,929,846

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2014

Fidelity Fund: Net Asset Value, offering price and redemption price per share ($4,811,282 ÷ 105,934 shares)	$ 45.42

Class K: Net Asset Value, offering price and redemption price per share ($1,118,564 ÷ 24,625 shares)	$ 45.42

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended June 30, 2014

Investment Income
Dividends		$ 77,194
Income from Fidelity Central Funds		697
Total income		77,891

Expenses
Management fee	$ 19,712
Transfer agent fees	8,235
Accounting and security lending fees	1,119
Custodian fees and expenses	103
Independent trustees' compensation	25
Appreciation in deferred trustee compensation account	1
Registration fees	66
Audit	76
Legal	32
Interest	2
Miscellaneous	49
Total expenses before reductions	29,420
Expense reductions	(213)	29,207
Net investment income (loss)		48,684
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	555,116
Foreign currency transactions	44
Futures contracts	4,011
Total net realized gain (loss)		559,171
Change in net unrealized appreciation (depreciation) on: Investment securities	617,457
Assets and liabilities in foreign currencies	26
Futures contracts	453
Total change in net unrealized appreciation (depreciation)		617,936
Net gain (loss)		1,177,107
Net increase (decrease) in net assets resulting from operations		$ 1,225,791

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended June 30, 2014	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 48,684	$ 64,671
Net realized gain (loss)	559,171	526,204
Change in net unrealized appreciation (depreciation)	617,936	240,754
Net increase (decrease) in net assets resulting from operations	1,225,791	831,629
Distributions to shareholders from net investment income	(45,770)	(73,239)
Distributions to shareholders from net realized gain	(408,221)	-
Total distributions	(453,991)	(73,239)
Share transactions - net increase (decrease)	(286,775)	(492,060)
Total increase (decrease) in net assets	485,025	266,330

Net Assets
Beginning of period	5,444,821	5,178,491
End of period (including undistributed net investment income of $20,644 and undistributed net investment income of $20,378, respectively)	$ 5,929,846	$ 5,444,821

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Fund

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 39.77	$ 34.51	$ 34.35	$ 26.08	$ 23.95
Income from Investment Operations
Net investment income (loss) B	.35	.44	.37	.27E	.23
Net realized and unrealized gain (loss)	8.61	5.31	.02	8.27	2.25
Total from investment operations	8.96	5.75	.39	8.54	2.48
Distributions from net investment income	(.32)	(.49)	(.23)	(.27)	(.35)
Distributions from net realized gain	(2.98)	-	-	-	-
Total distributions	(3.31) G	(.49)	(.23)	(.27)	(.35)
Net asset value, end of period	$ 45.42	$ 39.77	$ 34.51	$ 34.35	$ 26.08
Total ReturnA	23.70%	16.85%	1.21%	32.89%	10.40%
Ratios to Average Net Assets C, F
Expenses before reductions	.53%	.56%	.58%	.59%	.61%
Expenses net of fee waivers, if any	.53%	.56%	.58%	.59%	.61%
Expenses net of all reductions	.53%	.55%	.58%	.58%	.60%
Net investment income (loss)	.82%	1.18%	1.13%	.86% E	.82%
Supplemental Data
Net assets, end of period (in millions)	$ 4,811	$ 4,451	$ 4,364	$ 5,072	$ 4,412
Portfolio turnover rateD	93%	113%	102%	88%	77%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $3.31 per share is comprised of distributions from net investment income of $.324 and distributions from net realized gain of $2.984 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 39.78	$ 34.52	$ 34.35	$ 26.08	$ 23.96
Income from Investment Operations
Net investment income (loss) B	.40	.49	.42	.32 E	.28
Net realized and unrealized gain (loss)	8.60	5.31	.02	8.27	2.24
Total from investment operations	9.00	5.80	.44	8.59	2.52
Distributions from net investment income	(.38)	(.54)	(.27)	(.32)	(.40)
Distributions from net realized gain	(2.98)	-	-	-	-
Total distributions	(3.36)	(.54)	(.27)	(.32)	(.40)
Net asset value, end of period	$ 45.42	$ 39.78	$ 34.52	$ 34.35	$ 26.08
Total ReturnA	23.83%	17.03%	1.37%	33.10%	10.54%
Ratios to Average Net Assets C, F
Expenses before reductions	.41%	.42%	.43%	.43%	.44%
Expenses net of fee waivers, if any	.41%	.42%	.43%	.43%	.44%
Expenses net of all reductions	.41%	.41%	.42%	.42%	.43%
Net investment income (loss)	.94%	1.32%	1.29%	1.02%E	.99%
Supplemental Data
Net assets, end of period (in millions)	$ 1,119	$ 994	$ 814	$ 663	$ 426
Portfolio turnover rateD	93%	113%	102%	88%	77%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .76%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE),

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,509,416
Gross unrealized depreciation	(17,610)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,491,806

Tax Cost	$ 4,491,866

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 79,833
Undistributed long-term capital gain	$ 315,999
Net unrealized appreciation (depreciation)	$ 1,491,821

The tax character of distributions paid was as follows:

	June 30, 2014	June 30, 2013
Ordinary Income	$ 71,607	$ 73,239
Long-term Capital Gains	382,384	-
Total	$ 453,991	$ 73,239

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $4,011 and a change in net unrealized appreciation (depreciation) of $453 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,249,903 and $5,975,882, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .34% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Fund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Fidelity Fund	$ 7,738.16
Class K	497.05
	$ 8,235

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $120 for the period.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 44,379.32%		$ 2

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $599, including $1 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $185 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $28.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended June 30,	2014	2013
From net investment income
Fidelity Fund	$ 36,308	$ 59,871
Class K	9,462	13,368
Total	$ 45,770	$ 73,239
From net realized gain
Fidelity Fund	$ 333,629	$ -
Class K	74,592	-
Total	$ 408,221	$ -

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended June 30,	2014	2013	2014	2013
Fidelity Fund
Shares sold	4,764	6,586	$ 199,883	$ 245,372
Reinvestment of distributions	8,565	1,584	347,036	55,780
Shares redeemed	(19,322)	(22,706)	(815,615)	(844,733)
Net increase (decrease)	(5,993)	(14,536)	$ (268,696)	$ (543,581)
Class K
Shares sold	3,722	6,352	$ 157,689	$ 236,538
Reinvestment of distributions	2,075	380	84,054	13,368
Shares redeemed	(6,150)	(5,340)	(259,822)	(198,385)
Net increase (decrease)	(353)	1,392	$ (18,079)	$ 51,521

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Fund (a fund of Fidelity Hastings Street Trust) at June 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 11, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 173 funds. Mr. Curvey oversees 397 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class K	08/11/14	08/08/14	$0.184	$2.934

The fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2014, $426,561,852, or, if subsequently determined to be different, the net capital gain of such year.

Class K designates 98% and 66% of the dividends distributed in August and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 99% and 74% of the dividends distributed in August and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FID-K-UANN-0814
1.863249.105

Fidelity Fifty®

Annual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity Fifty®	27.96%	18.88%	7.33%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Fifty® on June 30, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite a rough patch early in 2014, stocks posted a series of highs in a risk-taking environment. The S&P 500® Index returned 24.61% for the 12 months ending June 30, 2014, helped by a rise in consumer spending and the lowest unemployment rate since 2008. The U.S. Federal Reserve balanced stimulus reductions with continued low interest rates, aiding a broad advance: All 10 S&P 500® market sectors gained, seven by more than 20%. Materials (+33%) was tops, as investors seemed to anticipate continued economic improvement and renewed infrastructure build-outs. Information technology (+32%) benefited from large cash balances, rising dividends and stock buybacks, and innovative new products. Health care (+30%) was aided by new drugs and predictable reimbursements. Conversely, biggest laggard telecommunication services (+5%) battled slow growth and stiff pricing competition. Volatility remained low for much of the period, despite some spikes on geopolitical concerns over Russia and China. Examining stock returns across size and style segments: overall, investors showed some preference for large-cap stocks over small-caps and growth-oriented stocks over value. Lastly and for reference, the blue-chip Dow Jones Industrial AverageSM lagged the S&P 500® with a 15.56% return, while the growth-oriented Nasdaq Composite Index® advanced 31.17%.

Comments from Stephen DuFour, Portfolio Manager of Fidelity Fifty®: For the year, the fund returned 27.96%, outpacing the S&P 500®. The fund benefited from strong security selection in the health care, financials, information technology and industrials sectors. Top individual contributors included Illumina, which makes gene-sequencing tools, and Onyx Pharmaceuticals, a cancer drug company. Illumina's share price rose from about $75 to $179 during the period, buoyed by the company's leadership in the fast-growing gene-sequencing market. Onyx benefited from receiving a buyout offer at a premium price, and was no longer held at period end. In industrials, airline operator American Airlines Group saw its stock rise on improved industry pricing and faster-than-expected cost savings synergies from its merger with US Airways Group. None of these stocks was in the index. The fund lost ground in energy, mostly from a sizable overweighting in exploration-and-production company Cabot Oil & Gas. Its stock was pressured as pipeline capacity lagged production capacity in the Marcellus Shale. Not owning consumer technology leader and index component Apple also hurt results, as strong iPhone® sales, better-than-expected earnings and a huge stock buyback drove the stock sharply higher.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Actual	.84%	$ 1,000.00	$ 1,056.00	$ 4.28
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Adobe Systems, Inc.	5.4	3.1
Ameriprise Financial, Inc.	5.1	3.3
McGraw Hill Financial, Inc.	4.9	5.1
Cummins, Inc.	4.9	4.8
American Airlines Group, Inc.	4.8	0.3
Google, Inc. Class A	4.5	4.9
Cabot Oil & Gas Corp.	4.1	5.3
Halliburton Co.	3.2	0.0
Range Resources Corp.	3.1	0.0
Noble Energy, Inc.	3.0	2.8
	43.0
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.2	27.0
Energy	19.0	12.8
Industrials	16.0	13.3
Financials	13.0	16.4
Health Care	11.8	15.1
Asset Allocation (% of fund's net assets)
As of June 30, 2014*		As of December 31, 2013**
	Stocks 99.5%		Stocks 99.7%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	5.1%	** Foreign investments	4.2%

Annual Report

Investments June 30, 2014

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 7.6%
Hotels, Restaurants & Leisure - 2.2%
Marriott International, Inc. Class A	268,000	$ 17,178,800
Media - 2.9%
Comcast Corp. Class A	304,000	16,318,720
The Walt Disney Co.	76,000	6,516,240
		22,834,960
Specialty Retail - 2.5%
AutoZone, Inc. (a)	37,200	19,948,128
TOTAL CONSUMER DISCRETIONARY		59,961,888
CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	254,000	19,143,980
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	106,000	7,871,560
TOTAL CONSUMER STAPLES		27,015,540
ENERGY - 19.0%
Energy Equipment & Services - 3.2%
Halliburton Co.	357,000	25,350,570
Oil, Gas & Consumable Fuels - 15.8%
Cabot Oil & Gas Corp.	956,000	32,637,840
Devon Energy Corp.	133,000	10,560,200
EOG Resources, Inc.	90,000	10,517,400
Newfield Exploration Co. (a)	307,000	13,569,400
Noble Energy, Inc.	311,798	24,151,873
Pioneer Natural Resources Co.	44,500	10,226,545
Range Resources Corp.	278,000	24,172,100
		125,835,358
TOTAL ENERGY		151,185,928
FINANCIALS - 13.0%
Banks - 1.7%
Wells Fargo & Co.	259,000	13,613,040
Capital Markets - 5.1%
Ameriprise Financial, Inc.	336,200	40,344,000
Consumer Finance - 0.5%
American Express Co.	39,000	3,699,930
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 5.7%
McGraw Hill Financial, Inc.	472,000	$ 39,190,160
Moody's Corp.	72,000	6,311,520
		45,501,680
TOTAL FINANCIALS		103,158,650
HEALTH CARE - 11.8%
Biotechnology - 2.8%
Biogen Idec, Inc. (a)	45,000	14,188,950
Intercept Pharmaceuticals, Inc. (a)	34,477	8,158,293
		22,347,243
Health Care Equipment & Supplies - 1.7%
Covidien PLC	109,000	9,829,620
The Cooper Companies, Inc.	27,327	3,703,628
		13,533,248
Life Sciences Tools & Services - 3.4%
Illumina, Inc. (a)	31,700	5,659,718
Thermo Fisher Scientific, Inc.	183,000	21,594,000
		27,253,718
Pharmaceuticals - 3.9%
Actavis PLC (a)	40,720	9,082,596
Johnson & Johnson	135,000	14,123,700
Prestige Brands Holdings, Inc. (a)	221,000	7,489,690
		30,695,986
TOTAL HEALTH CARE		93,830,195
INDUSTRIALS - 16.0%
Airlines - 5.2%
American Airlines Group, Inc.	880,000	37,804,800
Spirit Airlines, Inc. (a)	56,107	3,548,207
		41,353,007
Machinery - 4.9%
Cummins, Inc.	251,200	38,757,648
Road & Rail - 5.0%
Norfolk Southern Corp.	194,100	19,998,123
Union Pacific Corp.	197,000	19,650,750
		39,648,873
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.9%
AerCap Holdings NV (a)	158,000	$ 7,236,400
TOTAL INDUSTRIALS		126,995,928
INFORMATION TECHNOLOGY - 24.2%
Electronic Equipment & Components - 3.7%
TE Connectivity Ltd.	239,000	14,779,760
Zebra Technologies Corp. Class A (a)	182,000	14,982,240
		29,762,000
Internet Software & Services - 6.1%
Facebook, Inc. Class A (a)	185,300	12,468,837
Google, Inc. Class A (a)	61,200	35,781,804
		48,250,641
IT Services - 2.4%
Fidelity National Information Services, Inc.	263,000	14,396,620
MasterCard, Inc. Class A	63,000	4,628,610
		19,025,230
Semiconductors & Semiconductor Equipment - 2.0%
Applied Materials, Inc.	345,000	7,779,750
Micron Technology, Inc. (a)	253,000	8,336,350
		16,116,100
Software - 10.0%
Adobe Systems, Inc. (a)	595,025	43,056,008
Microsoft Corp.	500,000	20,850,000
Oracle Corp.	159,000	6,444,270
salesforce.com, Inc. (a)	152,700	8,868,816
		79,219,094
TOTAL INFORMATION TECHNOLOGY		192,373,065
MATERIALS - 0.5%
Chemicals - 0.5%
Monsanto Co.	30,000	3,742,200
UTILITIES - 4.0%
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP	12,000	402,120
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 1.5%
Dynegy, Inc. (a)	136,884	$ 4,763,563
NRG Energy, Inc.	193,000	7,179,600
		11,943,163
Multi-Utilities - 2.4%
Sempra Energy	183,000	19,161,930
TOTAL UTILITIES		31,507,213
TOTAL COMMON STOCKS (Cost $717,108,646)		789,770,607
Money Market Funds - 0.3%

Fidelity Cash Central Fund, 0.11% (b) (Cost $2,551,460)	2,551,460	2,551,460
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $719,660,106)		792,322,067
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,524,449
NET ASSETS - 100%		$ 793,846,516
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,983
Fidelity Securities Lending Cash Central Fund	21,476
Total	$ 29,459
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $717,108,646)	$ 789,770,607
Fidelity Central Funds (cost $2,551,460)	2,551,460
Total Investments (cost $719,660,106)		$ 792,322,067
Receivable for investments sold		5,923,975
Receivable for fund shares sold		219,373
Dividends receivable		368,700
Distributions receivable from Fidelity Central Funds		264
Receivable from investment adviser for expense reductions		568
Other receivables		7,797
Total assets		798,842,744

Liabilities
Payable to custodian bank	$ 6,480
Payable for investments purchased	4,101,735
Payable for fund shares redeemed	353,281
Accrued management fee	332,947
Other affiliated payables	145,071
Other payables and accrued expenses	56,714
Total liabilities		4,996,228

Net Assets		$ 793,846,516
Net Assets consist of:
Paid in capital		$ 753,635,813
Distributions in excess of net investment income		(760,067)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(31,690,440)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		72,661,210
Net Assets, for 26,976,826 shares outstanding		$ 793,846,516
Net Asset Value, offering price and redemption price per share ($793,846,516 ÷ 26,976,826 shares)		$ 29.43

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2014

Investment Income
Dividends		$ 5,006,284
Interest		4
Income from Fidelity Central Funds		29,459
Total income		5,035,747

Expenses
Management fee Basic fee	$ 4,150,988
Performance adjustment	233,775
Transfer agent fees	1,464,010
Accounting and security lending fees	266,426
Custodian fees and expenses	58,255
Independent trustees' compensation	3,259
Registration fees	36,997
Audit	46,698
Legal	4,239
Miscellaneous	6,412
Total expenses before reductions	6,271,059
Expense reductions	(29,280)	6,241,779
Net investment income (loss)		(1,206,032)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	171,815,865
Foreign currency transactions	6,340
Total net realized gain (loss)		171,822,205
Change in net unrealized appreciation (depreciation) on: Investment securities	9,994,553
Assets and liabilities in foreign currencies	683
Total change in net unrealized appreciation (depreciation)		9,995,236
Net gain (loss)		181,817,441
Net increase (decrease) in net assets resulting from operations		$ 180,611,409

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2014	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,206,032)	$ 1,374,363
Net realized gain (loss)	171,822,205	113,784,552
Change in net unrealized appreciation (depreciation)	9,995,236	12,277,520
Net increase (decrease) in net assets resulting from operations	180,611,409	127,436,435
Distributions to shareholders from net investment income	-	(2,203,361)
Share transactions Proceeds from sales of shares	57,920,748	44,588,976
Reinvestment of distributions	-	2,146,958
Cost of shares redeemed	(111,976,261)	(176,512,715)
Net increase (decrease) in net assets resulting from share transactions	(54,055,513)	(129,776,781)
Total increase (decrease) in net assets	126,555,896	(4,543,707)

Net Assets
Beginning of period	667,290,620	671,834,327
End of period (including distributions in excess of net investment income of $760,067 and distributions in excess of net investment income of $467,918, respectively)	$ 793,846,516	$ 667,290,620
Other Information Shares
Sold	2,124,009	2,140,763
Issued in reinvestment of distributions	-	108,835
Redeemed	(4,165,726)	(8,424,922)
Net increase (decrease)	(2,041,717)	(6,175,324)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.00	$ 19.09	$ 18.97	$ 13.95	$ 12.59
Income from Investment Operations
Net investment income (loss) B	(.04)	.04	.05	.06	.07
Net realized and unrealized gain (loss)	6.47	3.94	.12	5.05	1.35
Total from investment operations	6.43	3.98	.17	5.11	1.42
Distributions from net investment income	-	(.07)	(.05)	(.09)	(.05)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	-	(.07)	(.05)	(.09)	(.06)F
Net asset value, end of period	$ 29.43	$ 23.00	$ 19.09	$ 18.97	$ 13.95
Total ReturnA	27.96%	20.89%	.93%	36.71%	11.26%
Ratios to Average Net AssetsC, E
Expenses before reductions	.83%	.83%	.94%	.71%	.73%
Expenses net of fee waivers, if any	.83%	.83%	.94%	.71%	.73%
Expenses net of all reductions	.83%	.80%	.92%	.69%	.69%
Net investment income (loss)	(.16)%	.20%	.26%	.36%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 793,847	$ 667,291	$ 671,834	$ 825,367	$ 646,032
Portfolio turnover rateD	197%	246%	277%	257%	246%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Total distributions of $.06 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2014

1. Organization.

Fidelity Fifty (the Fund) is a non-diversified fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective after the close of business on October 12, 2012, the Fund was closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses - continued

of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 76,748,633
Gross unrealized depreciation	(4,826,875)
Net unrealized appreciation (depreciation) on securities and other investments	$ 71,921,758

Tax Cost	$ 720,400,309

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (30,950,236)
Net unrealized appreciation (depreciation)	$ 71,921,007

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (30,950,236)

The tax character of distributions paid was as follows:

	June 30, 2014	June 30, 2013
Ordinary Income	$ -	$ 2,203,361

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,458,199,024 and $1,510,137,017, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was ..58% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .19% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $28,343 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,322 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan

Annual Report

7. Security Lending - continued

securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $21,476, including $652 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $18,274 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $11,006.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Fifty:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Fifty (a fund of Fidelity Hastings Street Trust) at June 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Fifty's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 14, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 173 funds. Mr. Curvey oversees 397 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FIF-UANN-0814
1.787732.111

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Series Growth & Income

Fund

Annual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2014	Past 1 year	Life of Fund A
Fidelity Advisor® Series Growth & Income Fund B	22.48%	25.04%

A From December 6, 2012

B Prior to August 1, 2013, Fidelity Advisor® Series Growth & Income Fund was named Fidelity Advisor Series Mega Cap Fund, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Series Growth & Income Fund on December 6, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index and the Russell Top 200® Index performed over the same period.

Effective August 1, 2013, Fidelity Advisor Series Growth & Income Fund began comparing its performance to the S&P 500® Index rather than the Russell Top 200® Index because the S&P 500 Index provides a more appropriate performance comparison for the fund.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite intermittent volatility driven by geopolitical concerns, stocks posted a series of new highs during the 12 months ending June 30, 2014, amid a decidedly favorable environment for riskier assets. The S&P 500® Index rose 24.61% for the year, helped by a rise in consumer spending and the lowest unemployment rate since 2008. The U.S. Federal Reserve balanced stimulus reductions with continued low interest rates, aiding a broad advance. All 10 S&P 500® market sectors gained, seven by more than 20%. Materials (+33%) was tops, as investors seemed to anticipate sustained economic improvement and renewed infrastructure build-outs. Information technology (+32%) benefited from large cash balances, rising dividends and stock buybacks, and a bevy of innovations. Health care (+30%) was aided by new drugs and predictable reimbursements. Conversely, the biggest laggard, telecommunication services (+5%), battled slow growth and stiff pricing competition. Across size and style segments: overall, investors showed some preference for large-cap stocks over small-caps and growth stocks over value, although market leadership rotated during the year. With the "risk-on" trade alive and well, the growth-oriented Nasdaq Composite Index® flourished, advancing 31.17%, while the blue-chip Dow Jones Industrial AverageSM delivered a more subdued 15.56% return.

Comments from Matthew Fruhan, Portfolio Manager of Fidelity Advisor® Series Growth & Income Fund: For the year, the fund returned 22.48%. For comparison, the S&P 500® advanced 24.61%, the Russell Top 200® Index returned 24.69% and the custom linked index specific to this fund added 24.69%. Relative to the linked index, it hurt the most by far to overweight big-box retailer Target, which was among the fund's biggest holdings. The lingering effects of the firm's troubled expansion into Canada and a holiday-season credit breach continued to weigh on the stock, but this weak stretch allowed me to add notable exposure at a valuation I liked. Picks in information technology hurt, as we didn't own outperforming index component Facebook, while choices in industrials and consumer discretionary also were weak. Stock selection and an overweight in financials detracted, including investment banks JPMorgan Chase and Citigroup, both of which were among the fund's largest holdings. Stock selection in consumer staples helped the most, especially drugstore chain Walgreen, while an overweight in the outperforming shares of natural gas pipeline firm Williams Companies also added value.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Actual	.67%	$ 1,000.00	$ 1,063.20	$ 3.43
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.36

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.0	3.9
Apple, Inc.	3.7	3.8
Microsoft Corp.	3.2	2.8
General Electric Co.	3.0	3.1
Chevron Corp.	2.8	2.4
Citigroup, Inc.	2.1	2.1
Target Corp.	2.0	1.8
Verizon Communications, Inc.	1.9	1.2
Comcast Corp. Class A (special) (non-vtg.)	1.9	1.7
Procter & Gamble Co.	1.8	1.9
	26.4
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.4	19.0
Financials	19.1	19.1
Consumer Staples	12.2	12.0
Energy	12.0	12.0
Industrials	11.4	11.3
Asset Allocation (% of fund's net assets)
As of June 30, 2014*		As of December 31, 2013**
	Stocks 99.1%		Stocks 98.8%
	Convertible Securities 0.8%		Convertible Securities 0.8%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.0%†		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	13.5%	** Foreign investments	13.7%

† Amount represents less than 0.1%

Annual Report

Investments June 30, 2014

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	138,600	$ 4,645,872
Hotels, Restaurants & Leisure - 1.9%
Darden Restaurants, Inc.	89,500	4,141,165
Domino's Pizza, Inc.	7,600	555,484
McDonald's Corp.	88,895	8,955,282
Yum! Brands, Inc.	144,201	11,709,121
		25,361,052
Household Durables - 0.1%
Tupperware Brands Corp.	18,900	1,581,930
Media - 3.8%
Comcast Corp. Class A (special) (non-vtg.)	481,490	25,677,862
Lamar Advertising Co. Class A	22,600	1,197,800
Scripps Networks Interactive, Inc. Class A	12,350	1,002,079
Sinclair Broadcast Group, Inc. Class A (d)	160,271	5,569,417
Time Warner, Inc.	254,841	17,902,580
		51,349,738
Multiline Retail - 2.0%
Target Corp.	460,009	26,657,522
Specialty Retail - 1.6%
DSW, Inc. Class A	56,700	1,584,198
Lewis Group Ltd.	82,463	502,454
Lowe's Companies, Inc.	377,877	18,134,317
Sally Beauty Holdings, Inc. (a)	5,400	135,432
Staples, Inc.	115,028	1,246,904
		21,603,305
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	15,900	1,610,465
TOTAL CONSUMER DISCRETIONARY		132,809,884
CONSUMER STAPLES - 12.2%
Beverages - 3.7%
Diageo PLC	140,155	4,463,811
Molson Coors Brewing Co. Class B	56,860	4,216,738
PepsiCo, Inc.	130,194	11,631,532
Pernod Ricard SA (d)	11,100	1,332,972
Remy Cointreau SA	5,205	478,877
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
SABMiller PLC	99,829	$ 5,788,308
The Coca-Cola Co.	521,748	22,101,245
		50,013,483
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	105,790	7,973,392
Kroger Co.	87,963	4,348,011
Walgreen Co.	134,238	9,951,063
		22,272,466
Food Products - 0.5%
Kellogg Co.	97,879	6,430,650
Household Products - 1.9%
Procter & Gamble Co.	305,317	23,994,863
Svenska Cellulosa AB (SCA) (B Shares)	67,906	1,769,415
		25,764,278
Tobacco - 4.5%
British American Tobacco PLC sponsored ADR	195,885	23,325,986
Lorillard, Inc.	289,486	17,649,961
Philip Morris International, Inc.	158,987	13,404,194
Reynolds American, Inc.	108,100	6,523,835
		60,903,976
TOTAL CONSUMER STAPLES		165,384,853
ENERGY - 11.8%
Energy Equipment & Services - 1.2%
Ensco PLC Class A	91,000	5,056,870
National Oilwell Varco, Inc.	8,600	708,210
Oceaneering International, Inc.	23,200	1,812,616
Schlumberger Ltd.	72,420	8,541,939
		16,119,635
Oil, Gas & Consumable Fuels - 10.6%
Access Midstream Partners LP	43,560	2,768,238
Apache Corp.	106,547	10,720,759
Atlas Pipeline Partners LP	76,674	2,637,586
BG Group PLC	579,864	12,255,884
Canadian Natural Resources Ltd.	162,245	7,455,014
Chevron Corp.	286,488	37,401,008
EQT Midstream Partners LP	12,100	1,170,554
EV Energy Partners LP	10,600	419,972
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	26,660	$ 2,684,129
Golar LNG Ltd. (d)	30,700	1,845,070
Imperial Oil Ltd.	138,400	7,293,222
Magellan Midstream Partners LP	1,320	110,933
Markwest Energy Partners LP	152,771	10,935,348
MPLX LP	14,500	935,250
Occidental Petroleum Corp.	152,891	15,691,203
Peabody Energy Corp.	76,660	1,253,391
PrairieSky Royalty Ltd.	5,400	196,354
Suncor Energy, Inc.	322,590	13,755,536
The Williams Companies, Inc.	220,074	12,810,508
Western Gas Partners LP	17,760	1,358,285
		143,698,244
TOTAL ENERGY		159,817,879
FINANCIALS - 19.0%
Banks - 11.2%
Bank of America Corp.	1,250,837	19,225,365
Citigroup, Inc.	593,731	27,964,730
JPMorgan Chase & Co.	954,998	55,026,984
M&T Bank Corp.	17,580	2,180,799
PNC Financial Services Group, Inc.	104,844	9,336,358
Standard Chartered PLC (United Kingdom)	581,507	11,882,582
SunTrust Banks, Inc.	33,550	1,344,013
U.S. Bancorp	256,371	11,105,992
Wells Fargo & Co.	269,000	14,138,640
		152,205,463
Capital Markets - 4.5%
Apollo Investment Corp.	54,100	465,801
Ares Capital Corp.	56,830	1,014,984
Artisan Partners Asset Management, Inc.	7,300	413,764
BlackRock, Inc. Class A	4,600	1,470,160
Carlyle Group LP	36,907	1,253,362
Charles Schwab Corp.	429,854	11,575,968
Greenhill & Co., Inc.	5,000	246,250
Invesco Ltd.	29,900	1,128,725
KKR & Co. LP	380,778	9,264,329
Morgan Stanley, Inc.	270,980	8,760,783
Northern Trust Corp.	135,310	8,688,255
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	219,574	$ 14,768,547
The Blackstone Group LP	65,600	2,193,664
		61,244,592
Diversified Financial Services - 0.7%
IntercontinentalExchange Group, Inc.	26,798	5,062,142
TPG Specialty Lending, Inc. (d)	169,100	3,691,453
		8,753,595
Insurance - 1.8%
Arthur J. Gallagher & Co.	45,080	2,100,728
Brown & Brown, Inc.	22,060	677,463
Genworth Financial, Inc. Class A (a)	46,900	816,060
Marsh & McLennan Companies, Inc.	61,819	3,203,461
MetLife, Inc.	276,859	15,382,286
MetLife, Inc. unit	52,000	1,660,880
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	13,000	100,640
		23,941,518
Real Estate Investment Trusts - 0.5%
CBL & Associates Properties, Inc.	183,488	3,486,272
First Potomac Realty Trust	34,579	453,676
Gaming & Leisure Properties	16,100	546,917
Sun Communities, Inc.	53,700	2,676,408
		7,163,273
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (a)	62,400	576,576
Radian Group, Inc.	236,565	3,503,528
		4,080,104
TOTAL FINANCIALS		257,388,545
HEALTH CARE - 10.1%
Biotechnology - 1.1%
Amgen, Inc.	119,265	14,117,398
Intercept Pharmaceuticals, Inc. (a)	3,400	804,542
		14,921,940
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	89,591	3,664,272
Ansell Ltd.	49,724	929,774
ResMed, Inc. (d)	52,930	2,679,846
St. Jude Medical, Inc.	55,570	3,848,223
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Steris Corp.	10,900	$ 582,932
Stryker Corp.	49,366	4,162,541
The Cooper Companies, Inc.	14,732	1,996,628
Zimmer Holdings, Inc.	33,200	3,448,152
		21,312,368
Health Care Providers & Services - 1.9%
Fresenius Medical Care AG & Co. KGaA	21,100	1,419,635
McKesson Corp.	53,025	9,873,785
Patterson Companies, Inc.	72,477	2,863,566
Quest Diagnostics, Inc. (d)	87,831	5,154,801
UnitedHealth Group, Inc.	75,378	6,162,152
		25,473,939
Health Care Technology - 0.1%
Quality Systems, Inc.	53,959	866,042
Life Sciences Tools & Services - 0.0%
Lonza Group AG	6,742	733,652
Pharmaceuticals - 5.4%
AbbVie, Inc.	122,979	6,940,935
Astellas Pharma, Inc.	163,300	2,147,488
AstraZeneca PLC sponsored ADR	7,400	549,894
GlaxoSmithKline PLC sponsored ADR	247,340	13,227,743
Johnson & Johnson	196,374	20,544,648
Merck & Co., Inc.	114,555	6,627,007
Novartis AG sponsored ADR	87,032	7,879,007
Sanofi SA	35,610	3,784,971
Teva Pharmaceutical Industries Ltd. sponsored ADR	185,949	9,747,447
Zoetis, Inc. Class A	63,200	2,039,464
		73,488,604
TOTAL HEALTH CARE		136,796,545
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.0%
Meggitt PLC	414,600	3,590,305
Rolls-Royce Group PLC	159,489	2,917,830
The Boeing Co.	103,479	13,165,633
United Technologies Corp.	68,420	7,899,089
		27,572,857
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	73,413	$ 4,683,015
PostNL NV (a)	131,000	618,855
United Parcel Service, Inc. Class B	170,470	17,500,450
		22,802,320
Airlines - 0.0%
Copa Holdings SA Class A	4,300	613,051
Commercial Services & Supplies - 0.5%
ADT Corp. (d)	100,900	3,525,446
KAR Auction Services, Inc.	93,297	2,973,375
Ritchie Brothers Auctioneers, Inc.	3,870	95,385
		6,594,206
Electrical Equipment - 0.4%
General Cable Corp.	43,697	1,121,265
Hubbell, Inc. Class B	38,437	4,733,517
		5,854,782
Industrial Conglomerates - 3.0%
General Electric Co.	1,569,766	41,253,450
Machinery - 0.3%
Ingersoll-Rand PLC	59,324	3,708,343
Stanley Black & Decker, Inc.	6,000	526,920
Valmont Industries, Inc.	2,700	410,265
		4,645,528
Professional Services - 0.5%
Acacia Research Corp.	93,900	1,666,725
Bureau Veritas SA (d)	148,550	4,123,111
Exova Group Ltd. PLC (a)	138,200	581,828
		6,371,664
Road & Rail - 2.3%
CSX Corp.	431,612	13,297,966
J.B. Hunt Transport Services, Inc.	103,165	7,611,514
Kansas City Southern	16,000	1,720,160
Norfolk Southern Corp.	62,680	6,457,920
TransForce, Inc.	64,800	1,492,091
		30,579,651
Trading Companies & Distributors - 0.7%
Beijer Ref AB Series B	9,747	221,737
Brenntag AG	3,300	589,689
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
W.W. Grainger, Inc.	18,770	$ 4,772,648
Watsco, Inc.	35,051	3,601,841
		9,185,915
TOTAL INDUSTRIALS		155,473,424
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 2.4%
Cisco Systems, Inc.	843,740	20,966,939
QUALCOMM, Inc.	148,110	11,730,312
		32,697,251
Internet Software & Services - 2.9%
Google, Inc.:
Class A (a)	29,759	17,399,195
Class C (a)	26,759	15,393,918
Yahoo!, Inc. (a)	199,386	7,004,430
		39,797,543
IT Services - 4.8%
Amadeus IT Holding SA Class A	6,200	255,709
Cognizant Technology Solutions Corp. Class A (a)	115,602	5,654,094
Computer Sciences Corp.	91,387	5,775,658
Fidelity National Information Services, Inc.	67,511	3,695,552
IBM Corp.	27,474	4,980,212
MasterCard, Inc. Class A	163,750	12,030,713
Paychex, Inc.	387,714	16,113,394
Quindell PLC	233,420	918,792
The Western Union Co.	196,830	3,413,032
Visa, Inc. Class A	59,770	12,594,137
		65,431,293
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	383,226	8,641,746
Broadcom Corp. Class A	292,137	10,844,125
Maxim Integrated Products, Inc.	78,345	2,648,844
		22,134,715
Software - 3.3%
Microsoft Corp.	1,031,708	43,022,224
Oracle Corp.	36,713	1,487,978
		44,510,202
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	547,406	$ 50,870,440
EMC Corp.	181,223	4,773,414
First Data Holdings, Inc. Class B (h)(i)	911,424	3,645,696
		59,289,550
TOTAL INFORMATION TECHNOLOGY		263,860,554
MATERIALS - 3.5%
Chemicals - 3.0%
Airgas, Inc.	68,919	7,505,968
E.I. du Pont de Nemours & Co.	66,130	4,327,547
FMC Corp.	49,671	3,536,078
Johnson Matthey PLC	19,562	1,037,831
Methanex Corp.	12,200	754,261
Monsanto Co.	99,214	12,375,954
Potash Corp. of Saskatchewan, Inc.	37,310	1,418,902
Royal DSM NV	33,362	2,429,857
Syngenta AG (Switzerland)	15,636	5,776,709
Tronox Ltd. Class A	37,589	1,011,144
		40,174,251
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.	187,300	6,836,450
SunCoke Energy Partners LP	19,138	577,968
		7,414,418
TOTAL MATERIALS		47,588,669
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
Verizon Communications, Inc.	534,359	26,146,186
UTILITIES - 0.0%
Electric Utilities - 0.0%
ITC Holdings Corp.	16,730	610,310
TOTAL COMMON STOCKS (Cost $1,189,349,566)		1,345,876,849
Convertible Preferred Stocks - 0.6%
	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (i)	12,494	$ 211,475
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.6%
Alere, Inc. 3.00%	26,487	8,339,697
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,402,337)		8,551,172
Convertible Bonds - 0.2%
	Principal Amount (g)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc.:
3% 2/27/17	$ 820,000	682,601
5% 10/15/18 (i)	750,000	599,700
Peabody Energy Corp. 4.75% 12/15/41	1,920,000	1,441,200
TOTAL CONVERTIBLE BONDS (Cost $2,960,958)		2,723,501
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (e)(f)
(Cost $829,241)	EUR	540,000	840,539
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	4,952,255	$ 4,952,255
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	22,221,038	22,221,038
TOTAL MONEY MARKET FUNDS (Cost $27,173,293)		27,173,293
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,227,715,395)		1,385,165,354
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(27,310,860)
NET ASSETS - 100%		$ 1,357,854,494
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $840,539 or 0.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Amount is stated in United States dollars unless otherwise noted.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,456,871 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 5% 10/15/18	10/16/13	$ 750,000
First Data Holdings, Inc. Class B	6/26/14	$ 3,645,696
NJOY, Inc. Series D	2/14/14	$ 211,475
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,605
Fidelity Securities Lending Cash Central Fund	111,543
Total	$ 116,148
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 133,021,359	$ 132,809,884	$ -	$ 211,475
Consumer Staples	165,384,853	160,921,042	4,463,811	-
Energy	159,817,879	159,817,879	-	-
Financials	257,388,545	255,727,665	1,660,880	-
Health Care	145,136,242	137,784,148	7,352,094	-
Industrials	155,473,424	155,473,424	-	-
Information Technology	263,860,554	260,214,858	-	3,645,696
Materials	47,588,669	41,811,960	5,776,709	-
Telecommunication Services	26,146,186	26,146,186	-	-
Utilities	610,310	610,310	-	-
Corporate Bonds	2,723,501	-	2,723,501	-
Preferred Securities	840,539	-	840,539	-
Money Market Funds	27,173,293	27,173,293	-	-
Total Investments in Securities:	$ 1,385,165,354	$ 1,358,490,649	$ 22,817,534	$ 3,857,171
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.5%
United Kingdom	6.3%
Canada	2.4%
Switzerland	1.0%
Others (Individually Less Than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014

Assets
Investment in securities, at value (including securities loaned of $21,711,703) - See accompanying schedule: Unaffiliated issuers (cost $1,200,542,102)	$ 1,357,992,061
Fidelity Central Funds (cost $27,173,293)	27,173,293
Total Investments (cost $1,227,715,395)		$ 1,385,165,354
Cash		265,498
Receivable for investments sold
Regular delivery		11,497,611
Delayed delivery		29,948
Receivable for fund shares sold		23,057
Dividends receivable		1,948,442
Interest receivable		33,854
Distributions receivable from Fidelity Central Funds		20,985
Other affiliated receivables		10,596
Other receivables		6,325
Total assets		1,399,001,670

Liabilities
Payable for investments purchased
Regular delivery	$ 8,013,661
Delayed delivery	3,645,696
Payable for fund shares redeemed	6,423,834
Accrued management fee	508,601
Other affiliated payables	230,212
Other payables and accrued expenses	104,134
Collateral on securities loaned, at value	22,221,038
Total liabilities		41,147,176

Net Assets		$ 1,357,854,494
Net Assets consist of:
Paid in capital		$ 1,168,192,307
Undistributed net investment income		6,351,276
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		25,859,566
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		157,451,345
Net Assets, for 98,894,100 shares outstanding		$ 1,357,854,494
Net Asset Value, offering price and redemption price per share ($1,357,854,494 ÷ 98,894,100 shares)		$ 13.73

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2014

Investment Income
Dividends		$ 26,278,386
Interest		201,156
Income from Fidelity Central Funds		116,148
Total income		26,595,690

Expenses
Management fee	$ 4,826,606
Transfer agent fees	1,901,594
Accounting and security lending fees	348,272
Custodian fees and expenses	119,141
Independent trustees' compensation	3,941
Registration fees	27,894
Audit	44,284
Legal	2,103
Interest	2,960
Miscellaneous	3,171
Total expenses before reductions	7,279,966
Expense reductions	(16,989)	7,262,977
Net investment income (loss)		19,332,713
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,035,946
Foreign currency transactions	(6,559)
Futures contracts	(39,243)
Total net realized gain (loss)		34,990,144
Change in net unrealized appreciation (depreciation) on: Investment securities	137,214,729
Assets and liabilities in foreign currencies	1,386
Total change in net unrealized appreciation (depreciation)		137,216,115
Net gain (loss)		172,206,259
Net increase (decrease) in net assets resulting from operations		$ 191,538,972

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2014	For the period December 6, 2012 (commencement of operations) to June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,332,713	$ 1,224,506
Net realized gain (loss)	34,990,144	2,233,113
Change in net unrealized appreciation (depreciation)	137,216,115	20,235,230
Net increase (decrease) in net assets resulting from operations	191,538,972	23,692,849
Distributions to shareholders from net investment income	(13,325,330)	(136,030)
Distributions to shareholders from net realized gain	(12,109,121)	-
Total distributions	(25,434,451)	(136,030)
Share transactions Proceeds from sales of shares	1,214,105,931	157,115,877
Reinvestment of distributions	25,434,451	136,030
Cost of shares redeemed	(217,746,396)	(10,852,739)
Net increase (decrease) in net assets resulting from share transactions	1,021,793,986	146,399,168
Total increase (decrease) in net assets	1,187,898,507	169,955,987

Net Assets
Beginning of period	169,955,987	-
End of period (including undistributed net investment income of $6,351,276 and undistributed net investment income of $1,086,549, respectively)	$ 1,357,854,494	$ 169,955,987
Other Information Shares
Sold	99,056,916	15,645,460
Issued in reinvestment of distributions	2,006,948	13,468
Redeemed	(16,855,464)	(973,228)
Net increase (decrease)	84,208,400	14,685,700

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.23	.08
Net realized and unrealized gain (loss)	2.33	1.50
Total from investment operations	2.56	1.58
Distributions from net investment income	(.15)	(.01)
Distributions from net realized gain	(.25)	-
Total distributions	(.40)	(.01)
Net asset value, end of period	$ 13.73	$ 11.57
Total ReturnB, C	22.48%	15.80%
Ratios to Average Net AssetsE,H
Expenses before reductions	.69%	.84%A
Expenses net of fee waivers, if any	.69%	.84%A
Expenses net of all reductions	.69%	.83%A
Net investment income (loss)	1.83%	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,357,854	$ 169,956
Portfolio turnover rateF	60% I	50% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to June 30, 2013.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2014

1. Organization.

Fidelity Advisor Series Growth & Income Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality,

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, equity-debt classifications, partnerships and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 171,073,254
Gross unrealized depreciation	(14,648,301)
Net unrealized appreciation (depreciation) on securities and other investments	$ 156,424,953

Tax Cost	$ 1,228,740,401

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 27,345,042
Undistributed long-term capital gain	$ 5,896,683
Net unrealized appreciation (depreciation)	$ 156,426,339

The tax character of distributions paid was as follows:

	June 30, 2014	June 30, 2013
Ordinary Income	$ 25,434,451	$ 136,030

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized

Annual Report

4. Derivative Instruments - continued

Futures Contracts - continued

appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $(39,243) related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $619,949,210 and $577,957,054, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee would have been subject to a performance adjustment effective December 1, 2013. However, effective August 1, 2013, the performance adjustment was removed and the individual fund fee rate decreased from .30% to .20% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .18% of average net assets.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11,051 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,172,333.32%		$ 2,934

Exchanges In-Kind. During the period, certain investment companies managed by the investment adviser or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered securities and other assets, including accrued interest, valued at $984,552,932 in exchange for 80,754,305 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,421 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $111,543, including $3,037 from securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $772,000. The weighted average interest rate was .60%. The interest expense amounted to $26 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16,989 for the period.

Annual Report

Notes to Financial Statements - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Advisor Series Growth & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Series Growth & Income Fund (a fund of Fidelity Hastings Street Trust) at June 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Series Growth & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 14, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 173 funds. Mr. Curvey oversees 397 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Series Growth & Income Fund voted to pay on August 11, 2014, to shareholders of record at the opening of business on August 8, 2014, a distribution of $0.275 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2014, $5,896,683, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 54%, 49%, 46% and 100% of the dividends distributed in August, October, December and April, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 54%, 53%, 52% and 100% of the dividends distributed in August, October, December and April, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AMHTI-ANN-0814
1.950941.102

Fidelity®

Series Growth & Income Fund

Fidelity Series Growth & Income Fund

Class F

Annual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Series Growth & Income Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2014	Past 1 year	Life of fund A
Fidelity® Series Growth & Income Fund B	22.40%	24.72%
Class F B	22.61%	24.94%

A From December 6, 2012.

B Prior to August 1, 2013, Fidelity® Series Growth & Income Fund was named Fidelity Series Mega Cap Fund, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Series Growth & Income Fund, a class of the fund, on December 6, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index and the Russell Top 200® Index performed over the same period.

Effective August 1, 2013, Fidelity Series Growth & Income Fund began comparing its performance to the S&P 500® Index rather than the Russell Top 200® Index because the S&P 500 Index provides a more appropriate performance comparison for the fund.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite intermittent volatility driven by geopolitical concerns, stocks posted a series of new highs during the 12 months ending June 30, 2014, amid a decidedly favorable environment for riskier assets. The S&P 500® Index rose 24.61% for the year, helped by a rise in consumer spending and the lowest unemployment rate since 2008. The U.S. Federal Reserve balanced stimulus reductions with continued low interest rates, aiding a broad advance. All 10 S&P 500® market sectors gained, seven by more than 20%. Materials (+33%) was tops, as investors seemed to anticipate sustained economic improvement and renewed infrastructure build-outs. Information technology (+32%) benefited from large cash balances, rising dividends and stock buybacks, and a bevy of innovations. Health care (+30%) was aided by new drugs and predictable reimbursements. Conversely, the biggest laggard, telecommunication services (+5%), battled slow growth and stiff pricing competition. Across size and style segments: overall, investors showed some preference for large-cap stocks over small-caps and growth stocks over value, although market leadership rotated during the year. With the "risk-on" trade alive and well, the growth-oriented Nasdaq Composite Index® flourished, advancing 31.17%, while the blue-chip Dow Jones Industrial AverageSM delivered a more subdued 15.56% return.

Comments from Matthew Fruhan, Portfolio Manager of Fidelity® Series Growth & Income Fund: For the year, the fund's Series Growth & Income and Class F shares returned 22.40% and 22.61%, respectively. For comparison, the S&P 500® advanced 24.61%, the Russell Top 200® Index returned 24.69% and the custom linked index specific to this fund added 24.69%. Relative to the linked index, it hurt the most by far to overweight big-box retailer Target, which was among the fund's biggest holdings. The lingering effects of the firm's troubled expansion into Canada and a holiday-season credit breach continued to weigh on the stock, but this weak stretch allowed me to add notable exposure at a valuation I liked. Picks in information technology hurt, as we didn't own outperforming index component Facebook, while choices in industrials and consumer discretionary also were weak. Stock selection and an overweight in financials detracted, including investment banks JPMorgan Chase and Citigroup, both of which were among the fund's largest holdings. Stock selection in consumer staples helped the most, especially drugstore chain Walgreen, while an overweight in the outperforming shares of natural gas pipeline firm Williams Companies also added value.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Series Growth & Income	.64%
Actual		$ 1,000.00	$ 1,062.70	$ 3.27
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.21
Class F	.47%
Actual		$ 1,000.00	$ 1,064.00	$ 2.41
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.36

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.1	3.8
Apple, Inc.	3.8	3.8
Microsoft Corp.	3.2	2.9
General Electric Co.	3.1	3.1
Chevron Corp.	2.8	2.4
Citigroup, Inc.	2.1	2.1
Comcast Corp. Class A (special) (non-vtg.)	2.0	1.7
Target Corp.	2.0	1.8
Verizon Communications, Inc.	2.0	1.2
Procter & Gamble Co.	1.8	1.9
	26.9
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.6	19.1
Financials	18.9	18.8
Consumer Staples	12.3	12.0
Energy	11.9	12.0
Industrials	11.5	11.3
Asset Allocation (% of fund's net assets)
As of June 30, 2014*		As of December 31, 2013**
	Stocks 99.7%		Stocks 98.8%
	Convertible Securities 0.4%		Convertible Securities 0.4%
	Other Investments 0.0%†		Other Investments 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) (0.1)%††		Short-Term Investments and Net Other Assets (Liabilities) 0.8%
* Foreign investments	13.3%	** Foreign investments	13.8%

† Amount represents less than 0.1%
†† Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report

Investments June 30, 2014

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	872,364	$ 29,241,641
Hotels, Restaurants & Leisure - 1.9%
Darden Restaurants, Inc.	616,600	28,530,082
Domino's Pizza, Inc.	52,400	3,829,916
McDonald's Corp.	611,710	61,623,665
Yum! Brands, Inc.	988,355	80,254,426
		174,238,089
Household Durables - 0.1%
Tupperware Brands Corp.	129,900	10,872,630
Media - 3.9%
Comcast Corp. Class A (special) (non-vtg.)	3,431,400	182,996,562
Lamar Advertising Co. Class A	155,700	8,252,100
Scripps Networks Interactive, Inc. Class A	85,014	6,898,036
Sinclair Broadcast Group, Inc. Class A (e)	1,103,823	38,357,849
Time Warner, Inc.	1,756,377	123,385,484
		359,890,031
Multiline Retail - 2.0%
Target Corp.	3,153,475	182,743,876
Specialty Retail - 1.6%
DSW, Inc. Class A	390,200	10,902,188
Lewis Group Ltd.	565,073	3,443,040
Lowe's Companies, Inc.	2,616,700	125,575,433
Sally Beauty Holdings, Inc. (a)	37,400	937,992
Staples, Inc.	788,484	8,547,167
		149,405,820
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	108,750	11,014,974
TOTAL CONSUMER DISCRETIONARY		917,407,061
CONSUMER STAPLES - 12.3%
Beverages - 3.7%
Diageo PLC	962,995	30,670,525
Molson Coors Brewing Co. Class B	392,700	29,122,632
PepsiCo, Inc.	892,400	79,727,016
Pernod Ricard SA (e)	77,800	9,342,816
Remy Cointreau SA	35,802	3,293,901
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
SABMiller PLC	687,213	$ 39,846,144
The Coca-Cola Co.	3,576,918	151,518,246
		343,521,280
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	725,400	54,673,398
Kroger Co.	601,228	29,718,700
Walgreen Co.	920,193	68,213,907
		152,606,005
Food Products - 0.5%
Kellogg Co.	668,973	43,951,526
Household Products - 1.9%
Procter & Gamble Co.	2,100,000	165,039,000
Svenska Cellulosa AB (SCA) (B Shares)	468,953	12,219,428
		177,258,428
Tobacco - 4.5%
British American Tobacco PLC sponsored ADR	1,347,459	160,455,418
Lorillard, Inc.	1,992,265	121,468,397
Philip Morris International, Inc.	1,094,866	92,308,152
Reynolds American, Inc.	741,600	44,755,560
		418,987,527
TOTAL CONSUMER STAPLES		1,136,324,766
ENERGY - 11.8%
Energy Equipment & Services - 1.2%
Ensco PLC Class A	621,600	34,542,312
National Oilwell Varco, Inc.	60,800	5,006,880
Oceaneering International, Inc.	159,900	12,492,987
Schlumberger Ltd.	490,607	57,867,096
		109,909,275
Oil, Gas & Consumable Fuels - 10.6%
Access Midstream Partners LP	300,700	19,109,485
Apache Corp.	730,441	73,496,973
Atlas Pipeline Partners LP	534,061	18,371,698
BG Group PLC	3,990,450	84,341,314
Canadian Natural Resources Ltd.	1,116,600	51,306,779
Chevron Corp.	1,964,435	256,456,989
EQT Midstream Partners LP	83,800	8,106,812
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EV Energy Partners LP	73,300	$ 2,904,146
Exxon Mobil Corp.	183,565	18,481,324
Golar LNG Ltd. (e)	211,600	12,717,160
Imperial Oil Ltd.	955,200	50,335,876
Magellan Midstream Partners LP	8,800	739,552
Markwest Energy Partners LP	1,051,940	75,297,865
MPLX LP	99,383	6,410,204
Occidental Petroleum Corp.	1,047,960	107,552,135
Peabody Energy Corp.	528,487	8,640,762
PrairieSky Royalty Ltd.	36,900	1,341,755
Suncor Energy, Inc.	2,226,200	94,927,229
The Williams Companies, Inc.	1,506,457	87,690,862
Western Gas Partners LP	124,000	9,483,520
		987,712,440
TOTAL ENERGY		1,097,621,715
FINANCIALS - 18.9%
Banks - 11.3%
Bank of America Corp.	8,686,405	133,510,045
Citigroup, Inc.	4,107,983	193,485,999
JPMorgan Chase & Co.	6,607,554	380,727,264
M&T Bank Corp.	120,309	14,924,331
PNC Financial Services Group, Inc.	718,724	64,002,372
Standard Chartered PLC (United Kingdom)	4,010,807	81,957,296
SunTrust Banks, Inc.	231,300	9,265,878
U.S. Bancorp	1,757,639	76,140,921
Wells Fargo & Co.	1,851,199	97,299,019
		1,051,313,125
Capital Markets - 4.5%
Apollo Investment Corp.	353,700	3,045,357
Ares Capital Corp.	389,914	6,963,864
Artisan Partners Asset Management, Inc.	50,600	2,868,008
BlackRock, Inc. Class A	31,300	10,003,480
Carlyle Group LP	245,400	8,333,784
Charles Schwab Corp.	2,966,081	79,876,561
Greenhill & Co., Inc.	34,200	1,684,350
Invesco Ltd.	205,600	7,761,400
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
KKR & Co. LP	2,338,362	$ 56,892,347
Morgan Stanley, Inc.	1,864,700	60,285,751
Northern Trust Corp.	927,451	59,551,629
State Street Corp.	1,512,536	101,733,171
The Blackstone Group LP	451,500	15,098,160
		414,097,862
Diversified Financial Services - 0.7%
IntercontinentalExchange Group, Inc.	185,325	35,007,893
TPG Specialty Lending, Inc.	1,130,400	24,676,632
		59,684,525
Insurance - 1.8%
Arthur J. Gallagher & Co.	311,050	14,494,930
Brown & Brown, Inc.	151,400	4,649,494
Genworth Financial, Inc. Class A (a)	580,900	10,107,660
Marsh & McLennan Companies, Inc.	431,007	22,334,783
MetLife, Inc.	1,898,300	105,469,548
MetLife, Inc. unit	360,900	11,527,146
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	89,500	692,867
		169,276,428
Real Estate Investment Trusts - 0.4%
CBL & Associates Properties, Inc.	1,263,936	24,014,784
First Potomac Realty Trust	236,931	3,108,535
Gaming & Leisure Properties	111,000	3,770,670
Sun Communities, Inc.	79,369	3,955,751
		34,849,740
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. (a)	689,400	6,370,056
Radian Group, Inc.	944,594	13,989,437
		20,359,493
TOTAL FINANCIALS		1,749,581,173
HEALTH CARE - 10.2%
Biotechnology - 1.1%
Amgen, Inc.	823,219	97,444,433
Intercept Pharmaceuticals, Inc. (a)	21,400	5,063,882
		102,508,315
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	617,249	$ 25,245,484
Ansell Ltd.	354,030	6,619,900
ResMed, Inc. (e)	364,657	18,462,584
St. Jude Medical, Inc.	382,085	26,459,386
Steris Corp.	74,600	3,989,608
Stryker Corp.	340,200	28,685,664
The Cooper Companies, Inc.	103,198	13,986,425
Zimmer Holdings, Inc.	227,600	23,638,536
		147,087,587
Health Care Providers & Services - 1.9%
Fresenius Medical Care AG & Co. KGaA	145,240	9,771,934
McKesson Corp.	365,247	68,012,644
Patterson Companies, Inc.	499,360	19,729,714
Quest Diagnostics, Inc.	605,718	35,549,589
UnitedHealth Group, Inc.	517,242	42,284,534
		175,348,415
Health Care Technology - 0.1%
Quality Systems, Inc.	372,088	5,972,012
Life Sciences Tools & Services - 0.1%
Lonza Group AG	45,749	4,978,325
Pharmaceuticals - 5.4%
AbbVie, Inc.	864,820	48,810,441
Astellas Pharma, Inc.	1,126,900	14,819,373
AstraZeneca PLC sponsored ADR	50,500	3,752,655
GlaxoSmithKline PLC sponsored ADR	1,703,500	91,103,180
Johnson & Johnson	1,345,970	140,815,381
Merck & Co., Inc.	785,217	45,424,803
Novartis AG sponsored ADR	596,730	54,021,967
Sanofi SA	245,473	26,091,215
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,272,384	66,698,369
Zoetis, Inc. Class A	436,009	14,070,010
		505,607,394
TOTAL HEALTH CARE		941,502,048
INDUSTRIALS - 11.5%
Aerospace & Defense - 2.0%
Meggitt PLC	2,836,100	24,559,730
Rolls-Royce Group PLC	1,100,350	20,130,756
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	712,041	$ 90,592,976
United Technologies Corp.	469,200	54,169,140
		189,452,602
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	501,047	31,961,788
PostNL NV (a)	898,200	4,243,173
United Parcel Service, Inc. Class B	1,179,745	121,112,622
		157,317,583
Airlines - 0.0%
Copa Holdings SA Class A	29,300	4,177,301
Commercial Services & Supplies - 0.5%
ADT Corp.	694,700	24,272,818
KAR Auction Services, Inc.	637,385	20,313,460
Ritchie Brothers Auctioneers, Inc.	26,300	648,226
		45,234,504
Electrical Equipment - 0.4%
General Cable Corp.	301,624	7,739,672
Hubbell, Inc. Class B	264,592	32,584,505
		40,324,177
Industrial Conglomerates - 3.1%
General Electric Co.	10,810,956	284,111,924
Machinery - 0.3%
Ingersoll-Rand PLC	406,398	25,403,939
Stanley Black & Decker, Inc.	40,500	3,556,710
Valmont Industries, Inc.	16,367	2,486,966
		31,447,615
Professional Services - 0.5%
Acacia Research Corp.	582,945	10,347,274
Bureau Veritas SA	1,015,555	28,187,451
Exova Group Ltd. PLC (a)	933,800	3,931,339
		42,466,064
Road & Rail - 2.3%
CSX Corp.	2,978,508	91,767,831
J.B. Hunt Transport Services, Inc.	711,388	52,486,207
Kansas City Southern	110,000	11,826,100
Norfolk Southern Corp.	429,934	44,296,100
TransForce, Inc.	446,000	10,269,641
		210,645,879
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.7%
Beijer Ref AB Series B	66,640	$ 1,516,008
Brenntag AG	22,400	4,002,738
W.W. Grainger, Inc.	128,300	32,622,841
Watsco, Inc.	241,947	24,862,474
		63,004,061
TOTAL INDUSTRIALS		1,068,181,710
INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 2.4%
Cisco Systems, Inc.	5,784,633	143,748,130
QUALCOMM, Inc.	1,021,900	80,934,480
		224,682,610
Internet Software & Services - 3.0%
Google, Inc.:
Class A (a)	205,609	120,213,414
Class C (a)	183,709	105,684,114
Yahoo!, Inc. (a)	1,372,142	48,203,348
		274,100,876
IT Services - 4.8%
Amadeus IT Holding SA Class A	41,800	1,723,971
Cognizant Technology Solutions Corp. Class A (a)	794,618	38,864,766
Computer Sciences Corp.	625,988	39,562,442
Fidelity National Information Services, Inc.	459,900	25,174,926
IBM Corp.	188,994	34,258,942
MasterCard, Inc. Class A	1,121,800	82,418,646
Paychex, Inc.	2,658,341	110,480,652
Quindell PLC	1,563,786	6,155,406
The Western Union Co.	1,327,000	23,010,180
Visa, Inc. Class A	409,600	86,306,816
		447,956,747
Semiconductors & Semiconductor Equipment - 1.7%
Applied Materials, Inc.	2,644,500	59,633,475
Broadcom Corp. Class A	2,016,460	74,850,995
Maxim Integrated Products, Inc.	546,010	18,460,598
		152,945,068
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 3.3%
Microsoft Corp.	7,137,217	$ 297,621,949
Oracle Corp.	251,869	10,208,251
		307,830,200
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	3,770,360	350,379,555
EMC Corp.	1,241,169	32,692,391
First Data Holdings, Inc. Class B (h)(i)	6,283,849	25,135,396
		408,207,342
TOTAL INFORMATION TECHNOLOGY		1,815,722,843
MATERIALS - 3.5%
Chemicals - 3.0%
Airgas, Inc.	475,432	51,779,299
E.I. du Pont de Nemours & Co.	453,631	29,685,613
FMC Corp.	342,080	24,352,675
Johnson Matthey PLC	135,384	7,182,582
Methanex Corp.	84,200	5,205,636
Monsanto Co.	694,921	86,684,446
Potash Corp. of Saskatchewan, Inc.	256,600	9,758,519
Royal DSM NV	230,225	16,767,993
Syngenta AG (Switzerland)	107,197	39,603,853
Tronox Ltd. Class A	250,150	6,729,035
		277,749,651
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.	1,280,000	46,720,000
SunCoke Energy Partners LP	133,499	4,031,670
		50,751,670
TOTAL MATERIALS		328,501,321
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	3,699,023	180,993,195
Common Stocks - continued
	Shares	Value
UTILITIES - 0.0%
Electric Utilities - 0.0%
ITC Holdings Corp.	121,084	$ 4,417,144
TOTAL COMMON STOCKS (Cost $8,203,498,803)		9,240,252,976
Convertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (i)	81,101	1,372,724
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Alere, Inc. 3.00%	72,255	22,750,209
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $22,003,530)		24,122,933
Convertible Bonds - 0.1%
		Principal Amount (d)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 5% 10/15/18 (i)		$ 2,350,000	1,879,060
Peabody Energy Corp. 4.75% 12/15/41		13,140,000	9,863,213
			11,742,273
TOTAL CONVERTIBLE BONDS (Cost $13,360,202)			11,742,273
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $5,175,080)	EUR	3,370,000	5,245,587
Money Market Funds - 0.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	55,129,962	$ 55,129,962
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	24,898,201	24,898,201
TOTAL MONEY MARKET FUNDS (Cost $80,028,163)		80,028,163
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $8,324,065,778)		9,361,391,932
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(90,334,606)
NET ASSETS - 100%		$ 9,271,057,326
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,245,587 or 0.0% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,387,180 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 5% 10/15/18	10/16/13	$ 2,350,000
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 25,135,396
NJOY, Inc. Series D	2/14/14	$ 1,372,724
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 70,041
Fidelity Securities Lending Cash Central Fund	461,394
Total	$ 531,435
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 918,779,785	$ 917,407,061	$ -	$ 1,372,724
Consumer Staples	1,136,324,766	1,105,654,241	30,670,525	-
Energy	1,097,621,715	1,097,621,715	-	-
Financials	1,749,581,173	1,738,054,027	11,527,146	-
Health Care	964,252,257	913,569,735	50,682,522	-
Industrials	1,068,181,710	1,068,181,710	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 1,815,722,843	$ 1,790,587,447	$ -	$ 25,135,396
Materials	328,501,321	288,897,468	39,603,853	-
Telecommunication Services	180,993,195	180,993,195	-	-
Utilities	4,417,144	4,417,144	-	-
Corporate Bonds	11,742,273	-	11,742,273	-
Preferred Securities	5,245,587	-	5,245,587	-
Money Market Funds	80,028,163	80,028,163	-	-
Total Investments in Securities:	$ 9,361,391,932	$ 9,185,411,906	$ 149,471,906	$ 26,508,120
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.7%
United Kingdom	6.3%
Canada	2.3%
Switzerland	1.1%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014

Assets
Investment in securities, at value (including securities loaned of $23,937,160) - See accompanying schedule: Unaffiliated issuers (cost $8,244,037,615)	$ 9,281,363,769
Fidelity Central Funds (cost $80,028,163)	80,028,163
Total Investments (cost $8,324,065,778)		$ 9,361,391,932
Cash		1,077,399
Receivable for investments sold Regular delivery		119,278,698
Delayed delivery		202,324
Receivable for fund shares sold		6,180
Dividends receivable		12,889,286
Interest receivable		77,576
Distributions receivable from Fidelity Central Funds		68,902
Other affiliated receivables		50,782
Other receivables		39,181
Total assets		9,495,082,260

Liabilities
Payable for investments purchased Regular delivery	$ 48,329,386
Delayed delivery	25,135,396
Payable for fund shares redeemed	121,205,674
Accrued management fee	3,501,227
Other affiliated payables	641,751
Other payables and accrued expenses	313,299
Collateral on securities loaned, at value	24,898,201
Total liabilities		224,024,934

Net Assets		$ 9,271,057,326
Net Assets consist of:
Paid in capital		$ 8,056,109,065
Undistributed net investment income		46,483,923
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		131,131,758
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,037,332,580
Net Assets		$ 9,271,057,326

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2014

Series Growth & Income: Net Asset Value, offering price and redemption price per share ($3,910,454,637 ÷ 288,007,923 shares)	$ 13.58

Class F: Net Asset Value, offering price and redemption price per share ($5,360,602,689 ÷ 394,205,503 shares)	$ 13.60

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2014

Investment Income
Dividends		$ 162,314,009
Interest		752,073
Income from Fidelity Central Funds		531,435
Total income		163,597,517

Expenses
Management fee	$ 29,733,096
Transfer agent fees	4,874,360
Accounting and security lending fees	1,072,688
Custodian fees and expenses	250,692
Independent trustees' compensation	24,416
Registration fees	194,280
Audit	54,561
Legal	13,383
Interest	1,426
Miscellaneous	24,693
Total expenses before reductions	36,243,595
Expense reductions	(111,867)	36,131,728
Net investment income (loss)		127,465,789
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	229,516,527
Foreign currency transactions	(1,712)
Futures contracts	(18,511)
Total net realized gain (loss)		229,496,304
Change in net unrealized appreciation (depreciation) on: Investment securities	792,729,366
Assets and liabilities in foreign currencies	6,426
Total change in net unrealized appreciation (depreciation)		792,735,792
Net gain (loss)		1,022,232,096
Net increase (decrease) in net assets resulting from operations		$ 1,149,697,885

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2014	For the period December 6, 2012 (Commencement of Operations) to June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 127,465,789	$ 17,353,281
Net realized gain (loss)	229,496,304	20,427,078
Change in net unrealized appreciation (depreciation)	792,735,792	244,596,788
Net increase (decrease) in net assets resulting from operations	1,149,697,885	282,377,147
Distributions to shareholders from net investment income	(91,176,470)	(1,959,964)
Distributions to shareholders from net realized gain	(123,990,338)	-
Total distributions	(215,166,808)	(1,959,964)
Share transactions - net increase (decrease)	6,107,960,785	1,948,148,281
Total increase (decrease) in net assets	7,042,491,862	2,228,565,464

Net Assets
Beginning of period	2,228,565,464	-
End of period (including undistributed net investment income of $46,483,923 and undistributed net investment income of $15,366,382, respectively)	$ 9,271,057,326	$ 2,228,565,464

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Series Growth & Income

Years ended June 30,	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.24	.09
Net realized and unrealized gain (loss)	2.29	1.45
Total from investment operations	2.53	1.54
Distributions from net investment income	(.21)	(.01)
Distributions from net realized gain	(.27)	-
Total distributions	(.48)	(.01)
Net asset value, end of period	$ 13.58	$ 11.53
Total Return B, C	22.40%	15.41%
Ratios to Average Net Assets E, H
Expenses before reductions	.66%	.78% A
Expenses net of fee waivers, if any	.66%	.78% A
Expenses net of all reductions	.66%	.77% A
Net investment income (loss)	1.87%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,910,455	$ 1,000,854
Portfolio turnover rate F	53% I	80% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to June 30, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended June 30,	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.26	.10
Net realized and unrealized gain (loss)	2.29	1.45
Total from investment operations	2.55	1.55
Distributions from net investment income	(.23)	(.01)
Distributions from net realized gain	(.27)	-
Total distributions	(.49) J	(.01)
Net asset value, end of period	$ 13.60	$ 11.54
Total Return B, C	22.61%	15.53%
Ratios to Average Net Assets E, H
Expenses before reductions	.48%	.59% A
Expenses net of fee waivers, if any	.48%	.59% A
Expenses net of all reductions	.48%	.58% A
Net investment income (loss)	2.04%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,360,603	$ 1,227,712
Portfolio turnover rate F	53% I	80% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to June 30, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J Total distributions of $.49 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.266 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2014

1. Organization.

Fidelity Series Growth & Income Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Growth & Income and Class F, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,136,827,885
Gross unrealized depreciation	(100,599,532)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,036,228,353

Tax Cost	$ 8,325,163,579

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 137,914,980
Undistributed long-term capital gain	$ 40,839,288
Net unrealized appreciation (depreciation)	$ 1,036,234,779

The tax character of distributions paid was as follows:

	June 30, 2014	June 30, 2013

Ordinary Income	$ 215,166,808	$ 1,959,964

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $(18,511) related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities excluding in-kind transactions, other than short-term securities, aggregated $7,182,302,684 and $3,303,579,073, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee would have been subject to a performance adjustment effective December 1, 2013. However, effective August 1, 2013, the performance adjustment was removed and the individual fund fee rate decreased from .30% to .20% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Growth & Income. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets
Series Growth & Income	$ 4,874,360.17

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $110,997 for the period.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,702,300.31%		$ 1,426

Exchanges In-Kind. During the period, certain investment companies managed by the investment adviser or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered securities and other assets, including accrued interest, valued at $2,210,665,953 in exchange for 175,851,233 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,839 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any

Annual Report

Notes to Financial Statements - continued

8. Security Lending - continued

additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $461,394, including $31,052 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $111,715 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $152.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended June 30,	2014	2013 A
From net investment income
Series Growth & Income	$ 37,541,666	$ 905,843
Class F	53,634,804	1,054,121
Total	$ 91,176,470	$ 1,959,964
From net realized gain
Series Growth & Income	$ 54,222,177	$ -
Class F	69,768,161	-
Total	$ 123,990,338	$ -

A For the period December 6, 2012(commencement of operations) to June 30, 2013.

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended June 30,	2014	2013 A	2014	2013 A
Series Growth & Income
Shares sold	242,743,841 B	96,902,349 C	$ 3,040,662,355B	$ 979,211,727 C
Reinvestment of distributions	7,325,735	90,044	91,763,843	905,843
Shares redeemed	(48,854,269)	(10,199,777)	(623,276,343)	(110,540,125)
Net increase (decrease)	201,215,307	86,792,616	$ 2,509,149,855	$ 869,577,445
Class F
Shares sold	330,002,977 B	109,570,857 C	$ 4,146,555,651 B	$ 1,113,133,023 C
Reinvestment of distributions	9,833,824	104,783	123,402,965	1,054,121
Shares redeemed	(51,994,506)	(3,312,432)	(671,147,686)	(35,616,308)
Net increase (decrease)	287,842,295	106,363,208	$ 3,598,810,930	$ 1,078,570,836

A For the period December 6, 2012 (commencement of operations) to June 30, 2013.

B Amount includes in-kind exchanges (see Note 6: Exchanges In-Kind).

C Amount includes in-kind exchanges.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Series Growth & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Growth & Income Fund (a fund of Fidelity Hastings Street Trust) at June 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Series Growth & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 14, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 173 funds. Mr. Curvey oversees 397 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity Series Growth & Income Fund, or 1-800-835-5092 for Class F.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Series Growth & Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Series Growth & Income	08/11/14	08/08/14	$0.194

Class F	08/11/14	08/08/14	$0.194

The fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2014, $40,839,288, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Series Growth & Income designates 60%, 49%, 30% and 100%; and Class F designates 60%, 47%, 29% and 100% of the dividends distributed in August, October, December and April, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Series Growth & Income designates 61%, 51%, 34% and 100%; and Class F designates 61%, 49%, 33% and 100% of the dividends distributed in August, October, December and April, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MHT-ANN-0814
1.951035.101

Item 2. Code of Ethics

As of the end of the period, June 30, 2014, Fidelity Hastings Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Advisor Series Growth & Income Fund, Fidelity Fifty, Fidelity Fund, Fidelity Growth Discovery Fund, Fidelity Mega Cap Stock Fund and Fidelity Series Growth & Income Fund (the "Funds"):

Services Billed by PwC

June 30, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Series Growth & Income Fund	$38,000	$-	$3,600	$1,900
Fidelity Fifty	$39,000	$-	$4,000	$1,800
Fidelity Fund	$66,000	$-	$4,200	$3,900
Fidelity Growth Discovery Fund	$43,000	$-	$3,600	$1,900
Fidelity Mega Cap Stock Fund	$48,000	$-	$3,400	$2,600
Fidelity Series Growth & Income Fund	$45,000	$-	$3,400	$3,600

June 30, 2013 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Series Growth & Income Fund	$26,000	$-	$3,300	$800
Fidelity Fifty	$39,000	$-	$3,300	$1,800
Fidelity Fund	$65,000	$-	$3,300	$3,700
Fidelity Growth Discovery Fund	$42,000	$-	$3,300	$1,900
Fidelity Mega Cap Stock Fund	$42,000	$-	$3,300	$2,300
Fidelity Series Growth & Income Fund	$29,000	$-	$3,300	$1,100

A Amounts may reflect rounding.

B The Fidelity Advisor Series Growth & Income Fund and Fidelity Series Growth & Income Fund commenced operations on December 6, 2012.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	June 30, 2014A	June 30, 2013A,B
Audit-Related Fees	$6,795,000	$3,665,000
Tax Fees	$-	$-
All Other Fees	$50,000	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Advisor Series Growth & Income Fund and Fidelity Series Growth & Income Fund's commencement of operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	June 30, 2014 A	June 30, 2013 A,B
PwC	$8,285,000	$4,255,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Advisor Series Growth & Income Fund and Fidelity Series Growth & Income Fund's commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 27, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 27, 2014